Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.1%
Communication Services — 9.1%
Diversified Telecommunication Services — 0.8%
China Tower Corp. Ltd., Class H Shares	18,000	$26,733 (a)
Chunghwa Telecom Co. Ltd.	13,900	57,731
Converge Information and Communications Technology Solutions Inc.	9,600	2,500
Dayamitra Telekomunikasi PT	52,800	2,216
Digital Telecommunications Infrastructure Fund, Class F Shares	19,200	5,759
Indus Towers Ltd.	4,878	22,727 *
LG Uplus Corp.	756	7,725
NetLink NBN Trust	10,200	7,654
PCCW Ltd.	12,000	8,325
PT Tower Bersama Infrastructure Tbk	2,400	386
Sarana Menara Nusantara Tbk PT	70,800	2,484
Singapore Telecommunications Ltd.	26,400	93,406
Tata Communications Ltd.	408	8,286
Tata Teleservices Maharashtra Ltd.	1,956	1,079 *
Telekom Malaysia Bhd	4,200	8,332
Telkom Indonesia Persero Tbk PT	159,600	33,308
True Corp. PCL, NVDR	36,000	12,455
Total Diversified Telecommunication Services		301,106
Entertainment — 1.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	600	2,029
Beijing Enlight Media Co. Ltd., Class A Shares	1,200	2,816
China Ruyi Holdings Ltd.	48,000	13,506 *
Damai Entertainment Holdings Ltd.	60,000	7,323 *
Giant Network Group Co. Ltd., Class A Shares	600	3,721
HYBE Co. Ltd.	78	17,868
International Games System Co. Ltd.	828	19,000
iQIYI Inc., ADR	1,788	3,433 *
Kakao Games Corp.	156	1,614 *
Kingnet Network Co. Ltd., Class A Shares	600	1,880
Kingsoft Corp. Ltd.	3,600	13,154
Krafton Inc.	102	17,418 *
Mango Excellent Media Co. Ltd., Class A Shares	600	2,099
NCSoft Corp.	48	6,714
NetEase Cloud Music Inc.	300	7,169 *(a)
NetEase Inc.	6,600	181,970
Netmarble Corp.	102	3,416 (a)
Pearl Abyss Corp.	102	2,648 *
Tencent Music Entertainment Group, ADR	1,808	31,694
Wanda Film Holding Co. Ltd., Class A Shares	600	973 *
Total Entertainment		340,445
Interactive Media & Services — 6.1%
Autohome Inc., ADR	228	5,075
Baidu Inc., Class A Shares	7,800	131,779 *
Bilibili Inc., Class Z Shares	1,080	26,766 *
Info Edge India Ltd.	1,302	19,319
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Interactive Media & Services — continued
JOYY Inc., ADR	102	$6,605
Kakao Corp.	1,128	47,060
Kuaishou Technology	10,200	83,804 (a)
Kunlun Tech Co. Ltd., Class A Shares	600	3,585 *
Meitu Inc.	12,000	10,792 (a)
NAVER Corp.	546	91,913
Tencent Holdings Ltd.	22,600	1,739,243
Weibo Corp., Class A Shares	360	3,656
Total Interactive Media & Services		2,169,597
Media — 0.1%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	840	1,386 *
Cheil Worldwide Inc.	270	3,936
China Literature Ltd.	1,200	5,085 *(a)
China South Publishing & Media Group Co. Ltd., Class A Shares	600	968
Elang Mahkota Teknologi Tbk PT	60,600	3,943
Focus Media Information Technology Co. Ltd., Class A Shares	4,200	4,435
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	600	863
Leo Group Co. Ltd., Class A Shares	1,800	1,454
People.cn Co. Ltd., Class A Shares	600	1,638
Sun TV Network Ltd.	330	2,157
Zee Entertainment Enterprises Ltd.	3,228	3,231
Total Media		29,096
Wireless Telecommunication Services — 1.1%
Advanced Info Service PCL, NVDR	4,200	41,727
Axiata Group Bhd	16,200	10,060
Bharti Airtel Ltd.	10,194	238,814
Bharti Airtel PP Ltd.	630	11,853
Bharti Hexacom Ltd.	280	5,675
CelcomDigi Bhd	13,800	10,848
China United Network Communications Ltd., Class A Shares	8,400	6,150
Far EasTone Telecommunications Co. Ltd.	6,000	16,862
Globe Telecom Inc.	120	3,231
Indosat Tbk PT	19,200	2,671
Maxis Bhd	10,200	9,526
PLDT Inc.	360	7,710
StarHub Ltd.	1,800	1,568
Taiwan Mobile Co. Ltd.	5,000	17,266
Vodafone Idea Ltd.	96,810	11,590 *
XLSMART Telecom Sejahtera Tbk PT	16,800	3,778
Total Wireless Telecommunication Services		399,329

Total Communication Services		3,239,573
Consumer Discretionary — 12.5%
Automobile Components — 0.7%
Balkrishna Industries Ltd.	288	7,433
Bharat Forge Ltd.	954	15,607
Bosch Ltd.	30	12,030
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	100	1,768
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Cheng Shin Rubber Industry Co. Ltd.	7,200	$6,760
Endurance Technologies Ltd.	120	3,458 (a)
Exide Industries Ltd.	1,578	6,359
Fuyao Glass Industry Group Co. Ltd., Class A Shares	600	5,568
Fuyao Glass Industry Group Co. Ltd., Class H Shares	2,400	20,721 (a)
Hankook Tire & Technology Co. Ltd.	258	10,441
Hanon Systems	879	1,809 *
HL Mando Co. Ltd.	126	5,134
Huayu Automotive Systems Co. Ltd., Class A Shares	1,200	3,438
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	200	3,447
Hyundai Mobis Co. Ltd.	210	54,375
Johnson Electric Holdings Ltd.	1,500	5,728
Minth Group Ltd.	2,580	10,514
MRF Ltd.	8	13,605
Ningbo Joyson Electronic Corp., Class A Shares	600	2,696
Ningbo Tuopu Group Co. Ltd., Class A Shares	600	6,634
Sailun Group Co. Ltd., Class A Shares	1,200	2,782
Samvardhana Motherson International Ltd.	16,041	21,406
Sona Blw Precision Forgings Ltd.	1,668	8,897 (a)
Tube Investments of India Ltd.	390	11,343
UNO Minda Ltd.	660	9,442
Wanxiang Qianchao Co. Ltd., Class A Shares	1,200	2,957
Weifu High-Technology Group Co. Ltd., Class B Shares	600	1,096
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	600	1,376
Total Automobile Components		256,824
Automobiles — 3.0%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	600	4,255 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	1,800	2,071 *
BAIC Motor Corp. Ltd., Class H Shares	9,000	2,232 *(a)
Bajaj Auto Ltd.	246	25,572
Brilliance China Automotive Holdings Ltd.	12,000	6,244
BYD Co. Ltd., Class A Shares	1,500	21,000
BYD Co. Ltd., Class H Shares	13,427	164,484
China Motor Corp.	800	1,492
Chongqing Changan Automobile Co. Ltd., Class A Shares	2,400	4,078
Chongqing Changan Automobile Co. Ltd., Class B Shares	7,200	3,941
Chongqing Qianli Technology Co. Ltd., Class A Shares	1,800	2,741 *
Dongfeng Motor Group Co. Ltd., Class H Shares	7,800	8,839 *
Eicher Motors Ltd.	486	39,540
Geely Automobile Holdings Ltd.	23,000	52,894
Great Wall Motor Co. Ltd., Class A Shares	1,200	3,891
Great Wall Motor Co. Ltd., Class H Shares	9,000	17,691
Guangzhou Automobile Group Co. Ltd., Class A Shares	1,800	2,104
Guangzhou Automobile Group Co. Ltd., Class H Shares	12,000	6,306
Hero MotoCorp Ltd.	474	30,435
Hyundai Motor Co.	492	101,266
Hyundai Motor India Ltd.	528	13,500
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Kia Corp.	864	$73,052
Li Auto Inc., Class A Shares	4,200	34,993 *
Mahindra & Mahindra Ltd.	3,396	140,148
Maruti Suzuki India Ltd.	480	89,170
NIO Inc., Class A Shares	6,360	33,469 *
SAIC Motor Corp. Ltd., Class A Shares	2,400	5,233
Seres Group Co. Ltd., Class A Shares	500	8,665
Tata Motors Passenger Vehicles Ltd.	7,507	30,682
TVS Motor Co. Ltd.	852	35,261
XPeng Inc., Class A Shares	5,400	55,051 *
Yadea Group Holdings Ltd.	4,200	6,135 (a)
Yulon Motor Co. Ltd.	1,878	1,981
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	2,400	14,992 *(a)
Total Automobiles		1,043,408
Broadline Retail — 4.8%
Alibaba Group Holding Ltd.	65,200	1,196,192
CCOOP Group Co. Ltd., Class A Shares	5,400	1,934 *
Central Retail Corp. PCL, NVDR	10,200	5,828
GoTo Gojek Tokopedia Tbk PT	2,943,000	11,295 *
JD.com Inc., Class A Shares	9,300	133,344
Lotte Shopping Co. Ltd.	42	2,114
MINISO Group Holding Ltd.	1,200	5,612
momo.com Inc.	269	1,776
PDD Holdings Inc., ADR	2,772	314,317 *
Vipshop Holdings Ltd., ADR	804	14,223
Vishal Mega Mart Ltd.	7,584	11,507 *
Total Broadline Retail		1,698,142
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	1,800	1,437
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	1,800	4,113
Total Distributors		5,550
Diversified Consumer Services — 0.1%
New Oriental Education & Technology Group Inc.	5,400	29,305
TAL Education Group, ADR	1,500	16,365 *
Total Diversified Consumer Services		45,670
Hotels, Restaurants & Leisure — 2.2%
Asset World Corp. PCL, NVDR	27,600	1,857
Bloomberry Resorts Corp.	10,800	466
Eternal Ltd.	16,584	51,304 *
Galaxy Entertainment Group Ltd.	7,860	38,697
Genting Bhd	7,800	5,805
Genting Malaysia Bhd	6,000	3,016
Genting Singapore Ltd.	20,400	11,501
H World Group Ltd.	7,200	34,134
Haidilao International Holding Ltd.	6,000	10,985 (a)
Hanjin Kal Corp.	84	7,231
Indian Hotels Co. Ltd.	3,096	25,450
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
ITC Hotels Ltd.	4,128	$9,068 *
Jollibee Foods Corp.	1,740	5,324
Jubilant Foodworks Ltd.	1,410	8,763
Kangwon Land Inc.	414	5,446
Meituan, Class B Shares	19,300	256,143 *(a)
MGM China Holdings Ltd.	2,400	4,042
Minor International PCL, NVDR	13,800	10,644
NagaCorp Ltd.	6,000	3,592
Sands China Ltd.	7,200	18,131
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	600	806
Shangri-La Asia Ltd.	4,000	2,441
SJM Holdings Ltd.	12,000	3,715 *
Songcheng Performance Development Co. Ltd., Class A Shares	600	704
Swiggy Ltd.	3,960	17,018 *
Tongcheng Travel Holdings Ltd.	4,800	13,838
TravelSky Technology Ltd., Class H Shares	4,000	5,283
Trip.com Group Ltd.	2,150	153,029
Wynn Macau Ltd.	4,800	3,663
Yum China Holdings Inc.	1,300	61,564
Total Hotels, Restaurants & Leisure		773,660
Household Durables — 0.4%
Coway Co. Ltd.	198	11,944
Dixon Technologies India Ltd.	132	17,773
Ecovacs Robotics Co. Ltd., Class A Shares	200	2,312
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,200	6,915
Haier Smart Home Co. Ltd., Class A Shares	1,800	6,728
Haier Smart Home Co. Ltd., Class H Shares	8,400	26,203
Hangzhou GreatStar Industrial Co. Ltd.	400	1,950
Hisense Home Appliances Group Co. Ltd., Class H Shares	1,000	2,978
LG Electronics Inc.	384	24,497
Man Wah Holdings Ltd.	4,800	2,818
Midea Group Co. Ltd., Class H Shares	2,400	26,194
Nien Made Enterprise Co. Ltd.	600	6,894
Shenzhen MTC Co. Ltd., Class A Shares	1,800	1,914
Sichuan Changhong Electric Co. Ltd., Class A Shares	1,200	1,564
Whirlpool of India Ltd.	252	2,521
Total Household Durables		143,205
Leisure Products — 0.0%††
Giant Manufacturing Co. Ltd.	1,200	3,536
Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	600	8,129
China Tourism Group Duty Free Corp. Ltd., Class H Shares	600	6,078 (a)
Chow Tai Fook Jewellery Group Ltd.	6,000	9,551
FSN E-Commerce Ventures Ltd.	4,260	12,567 *
HLA Group Corp. Ltd., Class A Shares	1,200	1,040
Home Product Center PCL, NVDR	18,600	3,926
Hotai Motor Co. Ltd.	1,020	17,855
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Hotel Shilla Co. Ltd.	120	$3,715 *
Metro Brands Ltd.	192	2,579
MR DIY Group M Bhd	11,400	4,298 (a)
Petronas Dagangan Bhd	1,200	5,902
Pop Mart International Group Ltd.	2,400	57,876 (a)
PTT Oil & Retail Business PCL, NVDR	9,000	3,799
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	1,200	882
Topsports International Holdings Ltd.	12,000	4,486 (a)
Trent Ltd.	660	31,422
Zhongsheng Group Holdings Ltd.	3,000	4,479
Total Specialty Retail		178,584
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	4,800	49,674
Bata India Ltd.	252	2,644
Bosideng International Holdings Ltd.	16,000	9,168
Eclat Textile Co. Ltd.	660	8,077
F&F Co. Ltd.	48	2,282
Feng TAY Enterprise Co. Ltd.	1,620	6,007
Kalyan Jewellers India Ltd.	1,416	7,646
Lao Feng Xiang Co. Ltd., Class B Shares	1,200	4,144
Laopu Gold Co. Ltd., Class H Shares	200	15,880
Li Ning Co. Ltd.	9,000	21,588
Misto Holdings Corp.	114	3,379
Page Industries Ltd.	18	7,219
Pou Chen Corp.	6,000	5,757
PRADA SpA	1,800	10,407
Relaxo Footwears Ltd.	282	1,269
Samsonite Group SA	5,400	13,806 (a)
Shenzhou International Group Holdings Ltd.	3,000	23,588
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	600	1,753 *
Titan Co. Ltd.	1,338	60,313
Vedant Fashions Ltd.	234	1,516
Xtep International Holdings Ltd.	6,000	4,093
Yue Yuen Industrial Holdings Ltd.	3,000	6,155
Total Textiles, Apparel & Luxury Goods		266,365

Total Consumer Discretionary		4,414,944
Consumer Staples — 3.2%
Beverages — 0.8%
Anhui Gujing Distillery Co. Ltd., Class A Shares	100	1,900
Anhui Gujing Distillery Co. Ltd., Class B Shares	600	6,733
Beijing Yanjing Brewery Co. Ltd., Class A Shares	1,200	1,931
Budweiser Brewing Co. APAC Ltd.	6,600	6,436 (a)
Carabao Group PCL, NVDR	1,200	1,657
China Resources Beer Holdings Co. Ltd.	6,000	20,212
Eastroc Beverage Group Co. Ltd., Class A Shares	200	7,662
Fraser & Neave Holdings Bhd	600	5,249
Hite Jinro Co. Ltd.	120	1,536
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Beverages — continued
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	600	$2,990
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	600	5,221
Kweichow Moutai Co. Ltd., Class A Shares	330	65,111
Luzhou Laojiao Co. Ltd., Class A Shares	400	6,660
Nongfu Spring Co. Ltd., Class H Shares	6,000	36,107 (a)
Osotspa PCL, NVDR	5,400	2,759
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	400	9,840
Thai Beverage PCL	27,000	9,658
Tsingtao Brewery Co. Ltd., Class A Shares	400	3,507
Tsingtao Brewery Co. Ltd., Class H Shares	2,208	13,821
United Breweries Ltd.	234	4,222
United Spirits Ltd.	1,086	17,444
Varun Beverages Ltd.	4,910	26,760
Wuliangye Yibin Co. Ltd., Class A Shares	1,200	18,213
Yantai Changyu Pioneer Wine Co. Ltd., Class B Shares	1,200	1,238
ZJLD Group Inc.	2,400	2,676 (a)
Total Beverages		279,543
Consumer Staples Distribution & Retail — 0.4%
99 Speed Mart Retail Holdings Bhd	5,400	5,070
Alibaba Health Information Technology Ltd.	18,000	11,679 *
Avenue Supermarts Ltd.	528	22,219 *(a)
Berli Jucker PCL, NVDR	2,400	1,097
BGF retail Co. Ltd.	30	2,182
CP ALL PCL, NVDR	19,800	27,339
CP Axtra PCL, NVDR	5,913	2,947
DFI Retail Group Holdings Ltd., Registered Shares	1,200	4,740
Dongsuh Cos. Inc.	120	2,237
East Buy Holding Ltd.	1,500	3,453 *(a)
E-MART Inc.	66	3,725
GS Retail Co. Ltd.	121	1,688
JD Health International Inc.	3,900	27,809 *(a)
Olam Group Ltd.	3,000	2,239
Ping An Healthcare and Technology Co. Ltd.	3,600	6,512 *(a)
President Chain Store Corp.	1,880	13,253
Puregold Price Club Inc.	3,600	2,325
Sumber Alfaria Trijaya Tbk PT	75,300	8,919
Sun Art Retail Group Ltd.	9,000	2,000
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	316	983
Yonghui Superstores Co. Ltd., Class A Shares	2,400	1,613 *
Total Consumer Staples Distribution & Retail		154,029
Food Products — 1.2%
Anjoy Foods Group Co. Ltd., Class A Shares	100	1,136
AWL Agri Business Ltd.	1,056	2,788 *
Britannia Industries Ltd.	426	28,585
Charoen Pokphand Foods PCL, NVDR	12,000	8,303
Charoen Pokphand Indonesia Tbk PT	25,800	6,978
China Feihe Ltd.	12,000	6,259 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
China Mengniu Dairy Co. Ltd.	12,000	$22,987
CJ CheilJedang Corp.	30	4,332
First Pacific Co. Ltd.	8,000	6,126
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	1,200	6,365
Fujian Sunner Development Co. Ltd., Class A Shares	600	1,422
Guangdong Haid Group Co. Ltd., Class A Shares	600	4,760
Heilongjiang Agriculture Co. Ltd., Class A Shares	600	1,285
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	1,200	4,551
Indofood CBP Sukses Makmur Tbk PT	7,800	3,836
Indofood Sukses Makmur Tbk PT	16,800	6,826
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	1,800	7,375
IOI Corp. Bhd	10,200	10,054
Kuala Lumpur Kepong Bhd	1,800	8,871
Marico Ltd.	1,896	15,834
Mayora Indah Tbk PT	13,800	1,763
Monde Nissin Corp.	17,400	1,715 (a)
Muyuan Foods Co. Ltd., Class A Shares	1,596	11,565
Nestle India Ltd.	2,616	37,488
Nestle Malaysia Bhd	240	6,742
New Hope Liuhe Co. Ltd., Class A Shares	1,200	1,585
NongShim Co. Ltd.	12	3,603
Orion Corp.	84	6,163
Otoki Corp.	6	1,604
Patanjali Foods Ltd.	1,224	7,429
PPB Group Bhd	2,400	6,541
QL Resources Bhd	5,700	5,324
Samyang Foods Co. Ltd.	12	10,254
SD Guthrie Bhd	13,200	18,639
Tata Consumer Products Ltd.	2,370	31,431
Thai Union Group PCL, NVDR	9,000	3,657
Tingyi Cayman Islands Holding Corp.	6,000	9,088
Uni-President China Holdings Ltd.	4,000	4,178
Uni-President Enterprises Corp.	18,000	44,169
Universal Robina Corp.	3,000	3,432
Want Want China Holdings Ltd.	12,000	7,154
Wens Foodstuff Group Co. Ltd., Class A Shares	1,800	4,353
WH Group Ltd.	27,000	30,075 (a)
Wilmar International Ltd.	6,600	15,807
Yihai International Holding Ltd.	2,000	3,238
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	600	2,471
Total Food Products		438,141
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	3,000	1,037 (a)
Unilever Indonesia Tbk PT	22,800	3,555
Total Household Products		4,592
Personal Care Products — 0.5%
Amorepacific Corp.	108	8,959
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
Amorepacific Holdings Corp.	96	$1,789
By-health Co. Ltd., Class A Shares	600	1,032
Colgate-Palmolive India Ltd.	486	11,224
Dabur India Ltd.	2,148	12,035
Emami Ltd.	714	4,199
Giant Biogene Holding Co. Ltd	2,000	8,551 (a)
Godrej Consumer Products Ltd.	1,452	19,745
Hengan International Group Co. Ltd.	2,200	7,886
Hindustan Unilever Ltd.	3,234	83,330
Kwality Wall’s India Ltd.	3,300	1,403 (b)
LG H&H Co. Ltd.	36	6,460
Total Personal Care Products		166,613
Tobacco — 0.3%
Godfrey Phillips India Ltd.	150	4,610
Gudang Garam Tbk PT	1,800	1,511
ITC Ltd.	10,962	49,151
KT&G Corp.	384	37,879
RLX Technology Inc., ADR	2,466	5,746
Smoore International Holdings Ltd.	6,540	10,007 (a)
Total Tobacco		108,904

Total Consumer Staples		1,151,822
Energy — 3.1%
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class A Shares	600	1,207
China Oilfield Services Ltd., Class H Shares	6,000	5,388
CNOOC Energy Technology & Services Ltd., Class A Shares	1,800	990
Dialog Group Bhd	16,200	6,707
Offshore Oil Engineering Co. Ltd., Class A Shares	1,200	944
Total Energy Equipment & Services		15,236
Oil, Gas & Consumable Fuels — 3.0%
Alamtri Resources Indonesia Tbk PT	35,400	3,843
Banpu PCL, NVDR	28,200	4,404
Bharat Petroleum Corp. Ltd.	7,170	30,633
Bukit Asam Tbk PT	12,000	1,662
China Coal Energy Co. Ltd., Class A Shares	1,800	3,208
China Coal Energy Co. Ltd., Class H Shares	9,000	11,505
China Merchants Energy Shipping Co. Ltd., Class A Shares	2,100	2,702
China Petroleum & Chemical Corp., Class A Shares	10,200	9,031
China Petroleum & Chemical Corp., Class H Shares	84,000	50,399
China Shenhua Energy Co. Ltd., Class A Shares	1,800	10,444
China Shenhua Energy Co. Ltd., Class H Shares	12,000	59,819
China Suntien Green Energy Corp. Ltd., Class H Shares	6,000	3,037
Coal India Ltd.	8,292	36,811
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	1,200	2,008
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	4,000	4,933
Dian Swastatika Sentosa Tbk PT	4,476	27,111 *
Formosa Petrochemical Corp.	4,360	6,633
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Guanghui Energy Co. Ltd., Class A Shares	1,800	$1,269
HD Hyundai Co. Ltd.	150	19,628
Hindustan Petroleum Corp. Ltd.	3,456	19,189
Indian Oil Corp. Ltd.	13,704	25,380
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	600	2,399
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	3,600	6,876
Jizhong Energy Resources Co. Ltd., Class A Shares	1,200	925
Mangalore Refinery & Petrochemicals Ltd.	672	1,137 *
Oil & Natural Gas Corp. Ltd.	14,142	37,822
Oil India Ltd.	1,998	9,433
Petrindo Jaya Kreasi Tbk PT	61,200	8,588 *
PetroChina Co. Ltd., Class A Shares	7,200	10,738
PetroChina Co. Ltd., Class H Shares	76,000	81,824
Petronet LNG Ltd.	2,748	8,686
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	600	677
PTT Exploration & Production PCL, NVDR	4,800	17,216
PTT PCL, NVDR	45,000	45,707
Reliance Industries Ltd.	24,870	434,536
Semirara Mining & Power Corp.	3,000	1,441
Shaanxi Coal Industry Co. Ltd., Class A Shares	2,500	7,636
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	1,200	1,420
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	1,800	1,656
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	1,200	2,029
SK Innovation Co. Ltd.	258	18,125
S-Oil Corp.	156	8,988 *
Thai Oil PCL, NVDR	4,200	4,799
United Energy Group Ltd.	24,000	1,357
United Tractors Tbk PT	5,400	9,553
Yankuang Energy Group Co. Ltd., Class A Shares	1,860	3,504
Yankuang Energy Group Co. Ltd., Class H Shares	11,700	14,461
Total Oil, Gas & Consumable Fuels		1,075,182

Total Energy		1,090,418
Financials — 20.2%
Banks — 12.8%
Agricultural Bank of China Ltd., Class A Shares	24,000	26,407
Agricultural Bank of China Ltd., Class H Shares	114,000	84,656
Alliance Bank Malaysia Bhd	3,494	4,348
AMMB Holdings Bhd	10,200	16,338
AU Small Finance Bank Ltd.	1,332	14,738 (a)
Axis Bank Ltd.	8,370	118,213
Bandhan Bank Ltd.	2,718	4,410 (a)
Bangkok Bank PCL, NVDR	1,800	9,684
Bank Central Asia Tbk PT	179,100	86,731
Bank Mandiri Persero Tbk PT	158,400	48,446
Bank Negara Indonesia Persero Tbk PT	45,000	11,793
Bank of Baroda	3,720	12,247
Bank of Beijing Co. Ltd., Class A Shares	6,000	4,711
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of Changsha Co. Ltd., Class A Shares	1,200	$1,668
Bank of Chengdu Co. Ltd., Class A Shares	1,200	2,771
Bank of China Ltd., Class A Shares	13,200	10,836
Bank of China Ltd., Class H Shares	252,000	144,398
Bank of Communications Co. Ltd., Class A Shares	14,300	14,853
Bank of Communications Co. Ltd., Class H Shares	24,000	19,888
Bank of East Asia Ltd.	3,600	6,161
Bank of Guiyang Co. Ltd., Class A Shares	1,200	1,009
Bank of Hangzhou Co. Ltd., Class A Shares	1,800	3,940
Bank of India	3,162	5,061
Bank of Jiangsu Co. Ltd., Class A Shares	5,400	8,046
Bank of Maharashtra	5,826	4,022
Bank of Nanjing Co. Ltd., Class A Shares	3,600	5,895
Bank of Ningbo Co. Ltd., Class A Shares	1,800	7,244
Bank of Shanghai Co. Ltd., Class A Shares	4,200	6,077
Bank of the Philippine Islands	6,900	13,616
Bank Rakyat Indonesia Persero Tbk PT	241,200	52,941
Bank Syariah Indonesia Tbk PT	12,000	1,605
BDO Unibank Inc.	8,220	18,806
BNK Financial Group Inc.	936	10,312
BOC Hong Kong Holdings Ltd.	13,000	65,839
Canara Bank	6,612	11,396
Chang Hwa Commercial Bank Ltd.	26,006	16,926
China Bohai Bank Co. Ltd., Class H Shares	12,000	1,465 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	3,600	3,971
China CITIC Bank Corp. Ltd., Class H Shares	30,000	26,749
China Construction Bank Corp., Class A Shares	5,600	7,445
China Construction Bank Corp., Class H Shares	318,000	314,180
China Everbright Bank Co. Ltd., Class A Shares	13,200	6,600
China Everbright Bank Co. Ltd., Class H Shares	12,000	5,612
China Merchants Bank Co. Ltd., Class A Shares	5,400	32,570
China Merchants Bank Co. Ltd., Class H Shares	14,000	94,970
China Minsheng Banking Corp. Ltd., Class A Shares	10,200	5,597
China Minsheng Banking Corp. Ltd., Class H Shares	27,000	13,633
China Zheshang Bank Co. Ltd., Class A Shares	6,000	2,613
China Zheshang Bank Co. Ltd., Class H Shares	12,000	3,885
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	3,000	2,777
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	6,000	4,741
CIMB Group Holdings Bhd	30,600	62,210
CNPC Capital Co. Ltd., Class A Shares	2,400	3,301
CTBC Financial Holding Co. Ltd.	66,000	105,447
DBS Group Holdings Ltd.	7,300	319,929
E.Sun Financial Holding Co. Ltd.	55,652	59,778
Far Eastern International Bank	7,029	2,875
Federal Bank Ltd.	6,540	19,435
First Financial Holding Co. Ltd.	39,050	36,539
Hana Financial Group Inc.	978	63,885
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Hang Seng Bank Ltd.	2,400	$47,331
HDFC Bank Ltd.	41,358	456,101
Hong Leong Bank Bhd	2,400	13,094
Hong Leong Financial Group Bhd	600	2,818
Hua Nan Financial Holdings Co. Ltd.	33,703	33,252
Huaxia Bank Co. Ltd., Class A Shares	4,800	4,724
ICICI Bank Ltd.	19,254	287,677
IDBI Bank Ltd.	1,848	2,118
IDFC First Bank Ltd.	15,360	14,630
iM Financial Group Co. Ltd.	516	5,570
Indian Bank	966	8,999
IndusInd Bank Ltd.	996	9,577 *
Industrial & Commercial Bank of China Ltd., Class A Shares	20,400	23,177
Industrial & Commercial Bank of China Ltd., Class H Shares	294,000	237,587
Industrial Bank Co. Ltd., Class A Shares	6,000	18,103
Industrial Bank of Korea	930	13,525
KakaoBank Corp.	702	10,526
Kasikornbank PCL, NVDR	6,400	39,511
KB Financial Group Inc.	1,302	112,707
Kotak Mahindra Bank Ltd.	3,990	97,713
Krung Thai Bank PCL, NVDR	21,600	19,368
Malayan Banking Bhd	27,600	71,278
Mega Financial Holding Co. Ltd.	43,260	55,072
Metropolitan Bank & Trust Co.	6,720	7,824
Oversea-Chinese Banking Corp. Ltd.	12,000	184,386
Ping An Bank Co. Ltd., Class A Shares	5,400	8,827
Postal Savings Bank of China Co. Ltd., Class A Shares	9,000	7,027
Postal Savings Bank of China Co. Ltd., Class H Shares	36,000	24,606 (a)
Public Bank Bhd	53,400	59,743
Punjab National Bank	8,586	11,805
RBL Bank Ltd.	1,722	6,050 (a)
RHB Bank Bhd	7,800	14,820
SCB X PCL, NVDR	6,000	26,472
Shanghai Commercial & Savings Bank Ltd.	12,000	15,506
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	8,400	14,971
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	3,000	3,993
Shinhan Financial Group Co. Ltd.	1,542	82,316
SinoPac Financial Holdings Co. Ltd.	42,000	38,230
State Bank of India	6,738	73,633
Taiwan Business Bank	25,440	12,955
Taiwan Cooperative Financial Holding Co. Ltd.	37,080	28,677
TMBThanachart Bank PCL, NVDR	132,000	8,463
TS Financial Holding Co. Ltd.	78,000	50,642
Union Bank of India Ltd.	5,418	9,269
United Overseas Bank Ltd.	4,500	122,683
Woori Financial Group Inc.	2,442	47,465
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Yes Bank Ltd.	63,882	$15,352 *
Total Banks		4,536,412
Capital Markets — 1.9%
360 ONE WAM Ltd.	950	12,578
Authum Investment & Infrastucture Ltd.	102	3,556
Beijing Compass Technology Development Co. Ltd., Class A Shares	200	3,750 *
BSE Ltd.	726	21,262
Caitong Securities Co. Ltd., Class A Shares	1,200	1,499
Capital Securities Corp.	6,000	4,573
Central Depository Services India Ltd.	384	6,168
Changjiang Securities Co. Ltd., Class A Shares	1,800	2,102
China Cinda Asset Management Co. Ltd., Class H Shares	42,000	6,907
China CITIC Financial Asset Management Co. Ltd., Class H Shares	72,000	7,678 *(a)
China Everbright Ltd.	4,000	4,630
China Galaxy Securities Co. Ltd., Class A Shares	1,800	4,054
China Galaxy Securities Co. Ltd., Class H Shares	12,000	15,463
China Great Wall Securities Co. Ltd., Class A Shares	1,200	1,754
China International Capital Corp. Ltd., Class A Shares	900	4,513
China International Capital Corp. Ltd., Class H Shares	4,800	12,069 (a)
China Merchants Securities Co. Ltd., Class A Shares	2,400	5,721
China Merchants Securities Co. Ltd., Class H Shares	1,200	2,149 (a)
CITIC Securities Co. Ltd., Class A Shares	3,600	14,808
CITIC Securities Co. Ltd., Class H Shares	6,000	21,122
CRISIL Ltd.	78	3,750
CSC Financial Co. Ltd., Class A Shares	1,200	4,602
CSC Financial Co. Ltd., Class H Shares	3,000	4,949 (a)
Dongxing Securities Co. Ltd., Class A Shares	1,200	2,386
East Money Information Co. Ltd., Class A Shares	4,200	13,948
Everbright Securities Co. Ltd., Class A Shares	1,200	3,017
First Capital Securities Co. Ltd., Class A Shares	1,200	1,181
Founder Securities Co. Ltd., Class A Shares	2,400	2,682
GF Securities Co. Ltd., Class A Shares	1,800	5,679
GF Securities Co. Ltd., Class H Shares	3,600	8,145
Guolian Minsheng Securities Co. Ltd., Class A Shares	1,800	2,623
Guosen Securities Co. Ltd., Class A Shares	1,800	3,383
Guosheng Securities Inc., Class A Shares	600	1,448 *
Guotai Haitong Securities Co. Ltd., Class A Shares	3,660	10,776
Guotai Haitong Securities Co. Ltd., Class H Shares	10,528	22,507 (a)
Guoyuan Securities Co. Ltd., Class A Shares	1,200	1,436
HDFC Asset Management Co. Ltd.	708	21,049 (a)
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	200	9,232
Hong Kong Exchanges & Clearing Ltd.	4,300	225,179
Hongta Securities Co. Ltd., Class A Shares	1,200	1,408
Huaan Securities Co. Ltd., Class A Shares	1,200	1,166
Huatai Securities Co. Ltd., Class A Shares	1,900	6,421
Huatai Securities Co. Ltd., Class H Shares	4,800	11,606 (a)
Industrial Securities Co. Ltd., Class A Shares	2,400	2,551
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
J-Yuan Trust Co. Ltd., Class A Shares	3,000	$1,216 *
Korea Investment Holdings Co. Ltd.	150	16,837
Minmetals Capital Co. Ltd., Class A Shares	1,200	954
Mirae Asset Securities Co. Ltd.	720	11,671
Motilal Oswal Financial Services Ltd.	534	5,084
Multi Commodity Exchange of India Ltd.	90	11,151
Nanjing Securities Co. Ltd., Class A Shares	1,200	1,362
NH Investment & Securities Co. Ltd.	480	7,031
Nippon Life India Asset Management Ltd.	612	5,990 (a)
Northeast Securities Co. Ltd., Class A Shares	600	801
Orient Securities Co. Ltd., Class A Shares	2,400	3,748
Orient Securities Co. Ltd., Class H Shares	2,400	2,109 (a)
Pacific Securities Co. Ltd., Class A Shares	1,800	1,060 *
Samsung Securities Co. Ltd.	228	11,934 *
SDIC Capital Co. Ltd., Class A Shares	1,800	1,973
Sealand Securities Co. Ltd., Class A Shares	1,800	1,093
Shaanxi International Trust Co. Ltd., Class A Shares	1,800	890
Shanxi Securities Co. Ltd., Class A Shares	1,200	1,030
Shenwan Hongyuan Group Co. Ltd., Class A Shares	6,600	4,983
Shenwan Hongyuan Group Co. Ltd., Class H Shares	9,600	3,749 (a)
Singapore Exchange Ltd.	3,000	39,564
Sinolink Securities Co. Ltd., Class A Shares	1,200	1,599
SooChow Securities Co. Ltd., Class A Shares	1,200	1,558
Southwest Securities Co. Ltd., Class A Shares	2,400	1,540
Tianfeng Securities Co. Ltd., Class A Shares	2,400	1,430 *
Western Securities Co. Ltd., Class A Shares	1,200	1,356
Xiangcai Co. Ltd., Class A Shares	600	951 *
Yangzijiang Financial Holding Ltd.	8,400	2,613
Zheshang Securities Co. Ltd., Class A Shares	1,200	1,858
Zhongtai Securities Co. Ltd., Class A Shares	2,400	2,235
Total Capital Markets		676,850
Consumer Finance — 0.8%
Bajaj Finance Ltd.	10,252	112,558
Cholamandalam Financial Holdings Ltd.	372	7,503
Cholamandalam Investment and Finance Co. Ltd.	1,554	29,431
Krungthai Card PCL, NVDR	4,200	3,499
Lufax Holding Ltd., ADR	1,164	2,980 *
Mahindra & Mahindra Financial Services Ltd.	2,310	10,358
Muangthai Capital PCL, NVDR	2,400	2,400
Muthoot Finance Ltd.	390	16,540
Poonawalla Fincorp Ltd.	936	5,029 *
Qfin Holdings Inc., ADR	408	7,862
Samsung Card Co. Ltd.	90	3,492
SBI Cards & Payment Services Ltd.	1,122	10,757
Shriram Finance Ltd.	4,542	50,342
Sundaram Finance Ltd.	252	14,812
Total Consumer Finance		277,563
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.8%
Aditya Birla Capital Ltd.	2,238	$8,907 *
Bajaj Finserv Ltd.	1,386	31,457
Bajaj Holdings & Investment Ltd.	96	12,099
Bajaj Housing Finance Ltd.	3,564	3,740 *
Chailease Holding Co. Ltd.	5,386	18,084
Far East Horizon Ltd.	6,000	6,198
Housing & Urban Development Corp. Ltd.	1,884	4,782
Indian Railway Finance Corp. Ltd.	6,576	9,118 (a)
Indian Renewable Energy Development Agency Ltd.	2,592	4,035 *
Jiangsu Financial Leasing Co. Ltd., Class A Shares	1,800	1,578
Jio Financial Services Ltd.	11,394	37,391
Kakaopay Corp.	108	3,681 *
L&T Finance Ltd.	2,982	10,483
LIC Housing Finance Ltd.	1,086	6,519
Meritz Financial Group Inc.	270	21,198
One 97 Communications Ltd.	1,488	21,504 *
Piramal Finance Ltd.	414	7,568 *
Power Finance Corp. Ltd.	5,238	20,712
REC Ltd.	4,608	18,293
Yuanta Financial Holding Co. Ltd.	39,128	48,940
Total Financial Services		296,287
Insurance — 3.9%
AIA Group Ltd.	38,400	394,188
Cathay Financial Holding Co. Ltd.	36,000	86,848
China Life Insurance Co. Ltd., Class H Shares	27,000	94,978
China Pacific Insurance Group Co. Ltd., Class A Shares	1,800	10,808
China Pacific Insurance Group Co. Ltd., Class H Shares	9,600	43,415
China Reinsurance Group Corp., Class H Shares	24,000	5,180
China Taiping Insurance Holdings Co. Ltd.	4,800	11,526
DB Insurance Co. Ltd.	162	14,743
Fubon Financial Holding Co. Ltd.	30,325	92,749
General Insurance Corp. of India	1,158	4,906 (a)
Hanwha Life Insurance Co. Ltd.	1,002	2,264 *
HDFC Life Insurance Co. Ltd.	3,444	28,733 (a)
Hyundai Marine & Fire Insurance Co. Ltd.	198	4,233 *
ICICI Lombard General Insurance Co. Ltd.	864	18,861 (a)
ICICI Prudential Life Insurance Co. Ltd.	1,362	10,126 (a)
KGI Financial Holding Co. Ltd.	54,600	29,976
Max Financial Services Ltd.	948	17,633 *
New China Life Insurance Co. Ltd., Class A Shares	600	5,991
New China Life Insurance Co. Ltd., Class H Shares	3,600	25,138
New India Assurance Co. Ltd.	852	1,477 (a)
PB Fintech Ltd.	1,230	24,983 *
People’s Insurance Co. Group of China Ltd., Class A Shares	3,000	3,847
People’s Insurance Co. Group of China Ltd., Class H Shares	30,000	26,017
PICC Property & Casualty Co. Ltd., Class H Shares	26,000	54,649
Ping An Insurance Group Co. of China Ltd., Class A Shares	3,000	29,399
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Ping An Insurance Group Co. of China Ltd., Class H Shares	24,000	$200,887
Samsung Fire & Marine Insurance Co. Ltd.	114	39,331
Samsung Life Insurance Co. Ltd.	288	31,508 *
SBI Life Insurance Co. Ltd.	1,578	35,726 (a)
Star Health & Allied Insurance Co. Ltd.	888	4,495 *
Sunshine Insurance Group Co. Ltd., Class H Shares	9,000	4,486
Thai Life Insurance PCL, NVDR	7,200	2,274
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	3,600	7,442 *(a)
Total Insurance		1,368,817

Total Financials		7,155,929
Health Care — 3.7%
Biotechnology — 1.1%
3SBio Inc.	6,500	20,193 (a)
Akeso Inc.	2,600	37,746 *(a)
Alteogen Inc.	144	44,933 *
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	720	1,685
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	303	1,951 *
BeOne Medicines Ltd., Class H Shares	3,000	69,108 *
Biocon Ltd.	2,178	9,545
Celltrion Inc.	540	67,849
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	700	1,892
Green Cross Corp.	18	1,987
Hualan Biological Engineering Inc., Class A Shares	600	1,301
Imeik Technology Development Co. Ltd., Class A Shares	140	2,843
Innovent Biologics Inc.	6,000	58,778 *(a)
PharmaEssentia Corp.	1,030	15,407
Remegen Co. Ltd., Class H Shares	500	4,625 *(a)
Samsung Episholdings Co. Ltd.	23	11,863 *
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	1,200	3,290 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	1,800	1,635
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	200	10,078 *
SK Bioscience Co. Ltd.	96	3,212 *
Walvax Biotechnology Co. Ltd., Class A Shares	600	938
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	600	872
Zai Lab Ltd.	3,600	6,313 *
Total Biotechnology		378,044
Health Care Equipment & Supplies — 0.1%
Hartalega Holdings Bhd	6,600	1,610 *
HLB Inc.	444	15,657 *
Jafron Biomedical Co. Ltd., Class A Shares	200	564
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	300	1,642
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	600	1,359
Microport Scientific Corp.	4,200	5,838 *
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	9,600	6,192
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	216	3,884
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	400	10,914
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	300	2,418
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Top Glove Corp. Bhd	16,200	$2,575
Total Health Care Equipment & Supplies		52,653
Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A Shares	2,455	3,862
Apollo Hospitals Enterprise Ltd.	366	28,678
Bangkok Dusit Medical Services PCL, NVDR	39,000	23,891
Bumrungrad Hospital PCL, NVDR	2,400	11,998
Dr Lal PathLabs Ltd.	288	4,751 (a)
Fortis Healthcare Ltd.	1,758	17,291
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	600	2,213
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	1,000	2,276
Hanmi Science Co. ltd	72	1,812
Huadong Medicine Co. Ltd., Class A Shares	600	3,391
Hygeia Healthcare Holdings Co. Ltd.	1,200	1,915 *(a)
IHH Healthcare Bhd	11,400	24,581
Jinxin Fertility Group Ltd.	9,000	2,752 *(a)
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	1,606	1,178
Max Healthcare Institute Ltd.	2,706	31,465
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	1,200	908
Narayana Hrudayalaya Ltd.	252	5,305
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	1,200	3,070
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	2,400	3,509
Sinopharm Group Co. Ltd., Class H Shares	4,800	11,988
Topchoice Medical Corp., Class A Shares	140	806
Total Health Care Providers & Services		187,640
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	468	33,286
Genscript Biotech Corp.	4,000	6,383 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	300	2,437
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	600	3,279 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	600	2,444
Pharmaron Beijing Co. Ltd., Class H Shares	1,200	3,020 (a)
Samsung Biologics Co. Ltd.	42	49,419 *(a)
Syngene International Ltd.	660	4,780 (a)
WuXi AppTec Co. Ltd., Class A Shares	800	10,389
WuXi AppTec Co. Ltd., Class H Shares	1,800	22,825 (a)
WuXi Biologics Cayman Inc.	13,000	52,511 *(a)
WuXi XDC Cayman Inc.	1,500	11,707 *
Total Life Sciences Tools & Services		202,480
Pharmaceuticals — 1.4%
Ajanta Pharma Ltd.	162	4,991
Alkem Laboratories Ltd.	138	8,455
Aurobindo Pharma Ltd.	1,008	13,267
Beijing Tong Ren Tang Co. Ltd., Class A Shares	600	2,773
Caliway Biopharmaceuticals Co. Ltd.	4,000	19,732 *
Celltrion Pharm Inc.	73	2,957
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	100	1,326
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
China Medical System Holdings Ltd.	6,000	$9,944
China Resources Double Crane Pharmaceutical Co. Ltd., Class A Shares	600	1,572
China Resources Pharmaceutical Group Ltd.	6,000	3,430 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	468	1,908
China Traditional Chinese Medicine Holdings Co. Ltd.	12,000	3,222
Cipla Ltd.	2,028	34,100
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	600	3,101
CSPC Pharmaceutical Group Ltd.	30,000	32,492
Dong-E-E-Jiao Co. Ltd., Class A Shares	200	1,406
Dr Reddy’s Laboratories Ltd.	2,184	30,894
GlaxoSmithKline Pharmaceuticals Ltd.	162	4,458
Glenmark Pharmaceuticals Ltd.	522	11,820
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	400	2,941
Hanmi Pharm Co. Ltd.	24	7,531
Hansoh Pharmaceutical Group Co. Ltd.	4,000	18,542 (a)
HUTCHMED China Ltd.	2,000	5,298 *
Ipca Laboratories Ltd.	516	8,146
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	1,800	15,362
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	600	993
Kalbe Farma Tbk PT	64,800	4,683
Laurus Labs Ltd.	1,308	16,125 (a)
Livzon Pharmaceutical Group Inc., Class A Shares	200	987
Livzon Pharmaceutical Group Inc., Class H Shares	600	2,199
Lupin Ltd.	882	20,701
Luye Pharma Group Ltd.	6,000	2,112 *(a)
Mankind Pharma Ltd.	420	10,264
Oneness Biotech Co. Ltd.	1,461	2,585 *
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	134	2,000
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	600	2,277
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	2,000	5,023
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	400	2,840
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	620	1,516
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	100	4,629 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	600	2,523
Sino Biopharmaceutical Ltd.	36,000	28,584
SK Biopharmaceuticals Co. Ltd.	108	9,341 *
Sun Pharmaceutical Industries Ltd.	3,888	74,391
Torrent Pharmaceuticals Ltd.	384	16,449
Yuhan Corp.	204	15,917
Yunnan Baiyao Group Co. Ltd., Class A Shares	600	4,879
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	200	4,836
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	600	1,459
Zydus Lifesciences Ltd.	900	9,156
Total Pharmaceuticals		496,137

Total Health Care		1,316,954
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 8.9%
Aerospace & Defense — 0.8%
AECC Aero-Engine Control Co. Ltd., Class A Shares	400	$1,221
AECC Aviation Power Co. Ltd., Class A Shares	700	4,015
AviChina Industry & Technology Co. Ltd., Class H Shares	12,000	6,121
Avicopter PLC, Class A Shares	200	1,035
Bharat Dynamics Ltd.	348	5,678
Bharat Electronics Ltd.	13,038	57,966
Hanwha Aerospace Co. Ltd.	126	82,306
Hanwha Systems Co. Ltd.	270	10,196
Hindustan Aeronautics Ltd.	690	33,692
Korea Aerospace Industries Ltd.	258	20,489
Kuang-Chi Technologies Co. Ltd., Class A Shares	600	4,192 *
LIG Nex1 Co. Ltd.	48	14,028
Mazagon Dock Shipbuilders Ltd.	288	7,979
Singapore Technologies Engineering Ltd.	5,400	35,356
Total Aerospace & Defense		284,274
Air Freight & Logistics — 0.3%
CJ Logistics Corp.	30	1,970
Hyundai Glovis Co. Ltd.	138	17,301
J&T Global Express Ltd.	21,600	29,000 *
JD Logistics Inc.	6,600	9,683 *(a)
SF Holding Co. Ltd., Class A Shares	1,500	8,235
SF Holding Co. Ltd., Class H Shares	1,200	5,347
Sinotrans Ltd., Class A Shares	1,200	1,042
Sinotrans Ltd., Class H Shares	6,000	3,738
YTO Express Group Co. Ltd., Class A Shares	1,200	2,823
ZTO Express Cayman Inc.	1,500	31,278
Total Air Freight & Logistics		110,417
Automobile Components — 0.0%††
Schaeffler India Ltd.	138	5,956
Building Products — 0.1%
Astral Ltd.	462	7,137
Beijing New Building Materials PLC, Class A Shares	600	2,147
Blue Star Ltd.	470	9,050
China Lesso Group Holdings Ltd.	6,000	3,577
Xinyi Glass Holdings Ltd.	6,400	6,800
Total Building Products		28,711
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	12,000	7,431
Indian Railway Catering & Tourism Corp. Ltd.	1,098	8,363
KEPCO Plant Service & Engineering Co. Ltd.	84	2,884
S-1 Corp.	72	3,604
Taiwan Secom Co. Ltd.	840	2,887
Zhefu Holding Group Co. Ltd., Class A Shares	1,800	1,073
Total Commercial Services & Supplies		26,242
Construction & Engineering — 0.7%
China Communications Services Corp. Ltd., Class H Shares	8,000	4,605
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
China Conch Venture Holdings Ltd.	6,000	$7,246
China Energy Engineering Corp. Ltd., Class A Shares	10,200	3,434
China Energy Engineering Corp. Ltd., Class H Shares	12,000	1,634
China National Chemical Engineering Co. Ltd., Class A Shares	1,800	1,942
China Railway Group Ltd., Class A Shares	6,000	4,650
China Railway Group Ltd., Class H Shares	18,000	8,857
China State Construction Engineering Corp. Ltd., Class A Shares	11,400	8,379
China State Construction International Holdings Ltd.	6,000	7,023
Gamuda Bhd	18,600	22,826
GS Engineering & Construction Corp.	246	3,364
Hyundai Engineering & Construction Co. Ltd.	270	13,139
IJM Corp. Bhd	12,000	6,713
IRB Infrastructure Developers Ltd.	7,494	3,506
Larsen & Toubro Ltd.	2,460	111,765
Metallurgical Corp. of China Ltd., Class A Shares	4,800	2,042
Metallurgical Corp. of China Ltd., Class H Shares	12,000	2,821
Power Construction Corp. of China Ltd., Class A Shares	4,800	3,576
Rail Vikas Nigam Ltd.	2,160	8,586
Samsung E&A Co. Ltd.	558	9,316
Shanghai Construction Group Co. Ltd., Class A Shares	3,000	1,139
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	1,200	1,116
Shenzhen SED Industry Co. Ltd., Class A Shares	600	1,663
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	1,800	2,566
Sinoma International Engineering Co., Class A Shares	600	893
Sinopec Engineering Group Co. Ltd., Class H Shares	6,000	5,905
Voltas Ltd.	852	12,903
Total Construction & Engineering		261,609
Electrical Equipment — 2.0%
ABB India Ltd.	192	11,044
Bharat Heavy Electricals Ltd.	4,692	15,006
Bizlink Holding Inc.	650	31,444
CG Power & Industrial Solutions Ltd.	2,406	17,344
China XD Electric Co. Ltd., Class A Shares	1,800	2,347
CNGR Advanced Material Co. Ltd., Class A Shares	280	1,859
Contemporary Amperex Technology Co. Ltd., Class A Shares	1,200	63,140
Contemporary Amperex Technology Co. Ltd., Class H Shares	300	19,484
Dongfang Electric Corp. Ltd., Class A Shares	1,200	4,174
Dongfang Electric Corp. Ltd., Class H Shares	1,200	3,854
Doosan Enerbility Co. Ltd.	1,608	84,053 *
Ecopro BM Co. Ltd.	174	17,707 *
Ecopro Co. Ltd.	360	22,691
Ecopro Materials Co. Ltd.	96	3,472 *
Eve Energy Co. Ltd., Class A Shares	600	5,653
Fangda Carbon New Material Co. Ltd., Class A Shares	1,200	978
Fortune Electric Co. Ltd.	550	13,391
GE Vernova T&D India Ltd.	444	15,474
GEM Co. Ltd., Class A Shares	1,200	1,437
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Goldwind Science & Technology Co. Ltd., Class A Shares	1,200	$3,507
Goldwind Science & Technology Co. Ltd., Class H Shares	2,400	4,135
Goneo Group Co. Ltd., Class A Shares	280	1,638
Gotion High-tech Co. Ltd., Class A Shares	600	3,362
Havells India Ltd.	852	13,507
HD Hyundai Electric Co. Ltd.	78	41,909
Hitachi Energy India Ltd.	48	9,778
Hyosung Heavy Industries Corp.	18	22,254
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	1,200	3,115
KEI Industries Ltd.	228	11,314
L&F Co. Ltd.	96	6,344 *
LG Energy Solution Ltd.	150	38,371 *
LS Corp.	60	8,326
LS Electric Co. Ltd.	54	17,243
Ming Yang Smart Energy Group Ltd., Class A Shares	600	1,245
NARI Technology Co. Ltd., Class A Shares	2,400	7,730
Ningbo Deye Technology Co. Ltd., Class A Shares	252	3,112
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	200	1,712
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	400	1,319
Polycab India Ltd.	186	15,767
POSCO Future M Co. Ltd.	120	15,577 *
Qingdao TGOOD Electric Co. Ltd., Class A Shares	600	2,207
Shanghai Electric Group Co. Ltd., Class A Shares	3,600	4,441 *
Shanghai Electric Group Co. Ltd., Class H Shares	12,000	5,967 *
Shanghai Moons’ Electric Co. Ltd., Class A Shares	200	2,073
Shihlin Electric & Engineering Corp.	1,000	5,411
Siemens Energy India Ltd.	330	9,400 *
SK IE Technology Co. Ltd.	102	1,774 *(a)
Sungrow Power Supply Co. Ltd., Class A Shares	600	14,703
Sunwoda Electronic Co. Ltd., Class A Shares	600	2,248
Suzlon Energy Ltd.	39,600	23,206 *
Tatung Co. Ltd.	3,700	3,715
TBEA Co. Ltd., Class A Shares	1,820	5,794
Teco Electric and Machinery Co. Ltd.	4,000	10,694
Voltronic Power Technology Corp.	250	7,726
Walsin Lihwa Corp.	11,194	11,329
Wolong Electric Group Co. Ltd., Class A Shares	720	5,065
Xuji Electric Co. Ltd., Class A Shares	400	1,473
Zhejiang Chint Electrics Co. Ltd., Class A Shares	600	2,397
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	600	5,868
Total Electrical Equipment		691,308
Electronic Equipment, Instruments & Components — 0.0%††
Hanwha Vision Co. Ltd.	126	3,927 *
Ground Transportation — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	11,400	8,411
BTS Group Holdings PCL, NVDR	33,000	2,388 *
ComfortDelGro Corp. Ltd.	7,800	8,977
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
Container Corp. of India Ltd.	1,245	$7,271
Daqin Railway Co. Ltd., Class A Shares	6,000	4,436
Full Truck Alliance Co. Ltd., ADR	2,800	30,044
Guangshen Railway Co. Ltd., Class A Shares	1,800	784
MTR Corp. Ltd.	6,000	22,972
Total Ground Transportation		85,283
Industrial Conglomerates — 1.5%
3M India Ltd.	12	4,688
Apar Industries Ltd.	60	5,586
Astra International Tbk PT	73,800	29,653
Ayala Corp.	1,020	8,114
China Baoan Group Co. Ltd., Class A Shares	600	847
CITIC Ltd.	18,000	27,890
CJ Corp.	48	5,731
CK Hutchison Holdings Ltd.	9,500	64,627
CTF Services Ltd.	4,400	4,223
DMCI Holdings Inc.	13,800	2,472
Doosan Co. Ltd.	24	13,012
Far Eastern New Century Corp.	12,000	10,617
Fosun International Ltd.	9,000	5,065
Godrej Industries Ltd.	144	1,606 *
GS Holdings Corp.	156	6,097
GT Capital Holdings Inc.	360	3,641
Hanwha Corp.	102	5,778
Jardine Cycle & Carriage Ltd.	200	5,263
Jardine Matheson Holdings Ltd.	650	44,453
JG Summit Holdings Inc.	11,400	4,583
Keppel Ltd.	4,800	38,631
LG Corp.	318	17,814
Lotte Corp.	102	1,873
LT Group Inc.	7,200	1,809
Samsung C&T Corp.	288	47,882
Shanghai Industrial Holdings Ltd.	1,000	1,849
Siemens Ltd.	318	10,838
Sime Darby Bhd	15,000	7,947
SK Inc.	132	23,503
SK Square Co. Ltd.	330	84,301 *
Sunway Bhd	9,000	12,464
Swire Pacific Ltd., Class A Shares	1,000	8,055
Swire Pacific Ltd., Class B Shares	2,500	3,726
Total Industrial Conglomerates		514,638
Machinery — 1.6%
AIA Engineering Ltd.	114	5,096
Airtac International Group	540	15,983
Ashok Leyland Ltd.	10,608	21,149
China CSSC Holdings Ltd., Class A Shares	2,400	11,436
China International Marine Containers Group Co. Ltd., Class A Shares	600	867
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
China International Marine Containers Group Co. Ltd., Class H Shares	3,000	$3,604
Cochin Shipyard Ltd.	318	5,732 (a)
CRRC Corp. Ltd., Class A Shares	7,200	7,035
CRRC Corp. Ltd., Class H Shares	18,000	13,829
Cummins India Ltd.	498	24,570
Doosan Bobcat Inc.	174	6,969
Escorts Kubota Ltd.	102	4,221
FAW Jiefang Group Co. Ltd., Class A Shares	600	583
Guangxi Liugong Machinery Co. Ltd., Class A Shares	600	1,020
Haitian International Holdings Ltd.	2,000	5,694
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	600	3,541
Hanwha Ocean Co. Ltd.	462	36,433 *
HD Hyundai Heavy Industries Co. Ltd.	112	39,574
HD Hyundai Marine Solution Co. Ltd.	48	6,448
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	162	45,770
Hiwin Technologies Corp.	1,200	7,409
Hyundai Rotem Co. Ltd.	264	34,435
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	496	7,810
Keda Industrial Group Co. Ltd., Class A Shares	600	1,192
Samsung Heavy Industries Co. Ltd.	2,304	38,545 *
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	5,563
Sany Heavy Industry Co. Ltd., Class A Shares	2,400	7,265
Seatrium Ltd.	7,800	13,101
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	300	3,632
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	1,200	1,908
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	4,200	1,163
Shenzhen Inovance Technology Co. Ltd., Class A Shares	800	8,634
Siasun Robot & Automation Co. Ltd., Class A Shares	600	1,564 *
Sinotruk Hong Kong Ltd.	3,000	10,646
Tata Motors Ltd.	7,507	34,704 *
Techtronic Industries Co. Ltd.	5,000	57,750
Thermax Ltd.	108	3,632
Tian Di Science & Technology Co. Ltd., Class A Shares	1,200	1,002
Weichai Power Co. Ltd., Class A Shares	1,800	4,436
Weichai Power Co. Ltd., Class H Shares	7,000	16,953
XCMG Construction Machinery Co. Ltd., Class A Shares	3,600	5,973
Yangzijiang Shipbuilding Holdings Ltd.	9,000	24,355
Yutong Bus Co. Ltd., Class A Shares	600	2,811
ZCZL Industrial Technology Group Co. Ltd.	600	2,110
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	600	4,755
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H Shares	1,200	5,908
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	1,800	8,700
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	2,400	2,967
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	6,000	5,974
Total Machinery		584,451
Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class A Shares	3,600	7,829
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — continued
COSCO Shipping Holdings Co. Ltd., Class H Shares	9,000	$15,899
Evergreen Marine Corp. Taiwan Ltd.	4,020	24,309
HMM Co. Ltd.	978	13,918
MISC Bhd	7,200	13,839
Orient Overseas International Ltd.	600	9,667
Pan Ocean Co. Ltd.	954	2,550
SITC International Holdings Co. Ltd.	5,000	17,897
U-Ming Marine Transport Corp.	1,500	2,883
Wan Hai Lines Ltd.	4,200	10,533
Yang Ming Marine Transport Corp.	6,600	11,700
Yangzijiang Maritime Development Ltd.	8,400	4,050 *
Total Marine Transportation		135,074
Passenger Airlines — 0.4%
Air China Ltd., Class A Shares	3,600	4,833 *
Air China Ltd., Class H Shares	6,000	5,450 *
Cathay Pacific Airways Ltd.	5,000	7,985
China Airlines Ltd.	12,000	7,715
China Eastern Airlines Corp. Ltd., Class A Shares	5,400	4,642 *
China Eastern Airlines Corp. Ltd., Class H Shares	12,000	8,217 *
China Southern Airlines Co. Ltd., Class A Shares	3,600	4,131 *
China Southern Airlines Co. Ltd., Class H Shares	6,000	4,486 *
Eva Airways Corp.	12,000	13,959
Hainan Airlines Holding Co. Ltd., Class A Shares	12,000	3,112 *
InterGlobe Aviation Ltd.	690	38,842 (a)
Juneyao Airlines Co. Ltd., Class A Shares	600	1,279
Korean Air Lines Co. Ltd.	690	10,801
Singapore Airlines Ltd.	5,400	26,874
Spring Airlines Co. Ltd., Class A Shares	300	2,557
Total Passenger Airlines		144,883
Professional Services — 0.1%
Kanzhun Ltd., ADR	1,200	24,456
L&T Technology Services Ltd.	102	5,064 (a)
Total Professional Services		29,520
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	948	23,623
BOC Aviation Ltd.	600	5,612 (a)
COSCO Shipping Development Co. Ltd., Class A Shares	3,000	1,083
COSCO Shipping Development Co. Ltd., Class H Shares	12,000	1,619
Posco International Corp.	174	5,991
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	600	867
Xiamen C & D Inc., Class A Shares	600	795
Total Trading Companies & Distributors		39,590
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	2,688	43,957
Airports of Thailand PCL, NVDR	13,800	23,215
Anhui Expressway Co. Ltd., Class H Shares	2,000	3,361
Bangkok Expressway & Metro PCL, NVDR	22,200	3,770
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Beijing Capital International Airport Co. Ltd., Class H Shares	8,000	$2,837 *
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	1,800	2,599
China Merchants Port Holdings Co. Ltd.	4,380	8,520
COSCO Shipping Ports Ltd.	4,161	2,994
GMR Airports Ltd.	9,738	11,308 *
Hutchison Port Holdings Trust	19,800	4,356
International Container Terminal Services Inc.	4,020	38,743
Jasa Marga Persero Tbk PT	5,400	1,104
Jiangsu Expressway Co. Ltd., Class A Shares	600	1,041
Jiangsu Expressway Co. Ltd., Class H Shares	4,000	5,134
JSW Infrastructure Ltd.	1,260	3,993
Liaoning Port Co. Ltd., Class A Shares	5,400	1,238
Ningbo Zhoushan Port Co. Ltd., Class A Shares	1,800	936
SATS Ltd.	3,000	8,888
Shandong Hi-speed Co. Ltd., Class A Shares	600	838
Shanghai International Airport Co. Ltd., Class A Shares	900	4,224
Shanghai International Port Group Co. Ltd., Class A Shares	3,000	2,329
Shenzhen Expressway Corp. Ltd., Class H Shares	2,000	1,827
Shenzhen International Holdings Ltd.	6,000	6,668
SIA Engineering Co. Ltd.	600	1,680
Taiwan High Speed Rail Corp.	6,000	5,347
TangShan Port Group Co. Ltd., Class A Shares	1,800	990
Zhejiang Expressway Co. Ltd., Class H Shares	6,000	5,527
Total Transportation Infrastructure		197,424

Total Industrials		3,143,307
Information Technology — 30.4%
Communications Equipment — 0.5%
Accton Technology Corp.	1,836	69,243
BYD Electronic International Co. Ltd.	3,000	12,966
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	400	1,838
Glarun Technology Co. Ltd., Class A Shares	600	2,429
Guangzhou Haige Communications Group Inc. Co., Class A Shares	600	1,354
Hengtong Optic-electric Co. Ltd., Class A Shares	600	2,126
Shenzhen Sunway Communication Co. Ltd., Class A Shares	400	3,553
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	296	8,610
VTech Holdings Ltd.	600	4,729
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H Shares	1,500	9,963 (a)
Yealink Network Technology Corp. Ltd., Class A Shares	420	2,145
Zhongji Innolight Co. Ltd., Class A Shares	280	24,470
ZTE Corp., Class A Shares	1,200	6,506
ZTE Corp., Class H Shares	2,400	8,369
Total Communications Equipment		158,301
Electronic Equipment, Instruments & Components — 3.6%
AAC Technologies Holdings Inc.	2,500	12,526
AUO Corp.	24,000	9,357
Avary Holding Shenzhen Co. Ltd., Class A Shares	600	4,348
BOE Technology Group Co. Ltd., Class A Shares	11,400	6,876
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
BOE Technology Group Co. Ltd., Class B Shares	3,600	$1,337
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	600	3,933
China Railway Signal & Communication Corp. Ltd., Class A Shares	2,000	1,567
China Railway Signal & Communication Corp. Ltd., Class H Shares	6,000	2,567 (a)
Chroma ATE Inc.	1,300	32,065
Delta Electronics Inc.	7,040	215,767
Delta Electronics Thailand PCL, NVDR	10,200	56,010
E Ink Holdings Inc.	3,000	18,905
Elite Material Co. Ltd.	1,026	53,716
Eoptolink Technology Inc. Ltd., Class A Shares	280	17,285
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	3,000	1,143 *
FIT Hon Teng Ltd.	6,000	3,816 *(a)
Foxconn Industrial Internet Co. Ltd., Class A Shares	3,000	26,669
Foxconn Technology Co. Ltd.	3,500	6,873
Genius Electronic Optical Co. Ltd.	300	4,292
GoerTek Inc., Class A Shares	1,200	4,939
Gold Circuit Electronics Ltd.	1,200	26,238
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	600	1,676
Hgtech Co. Ltd., Class A Shares	300	3,410
Hon Hai Precision Industry Co. Ltd.	44,400	325,717
Honeywell Automation India Ltd.	8	2,920
Innolux Corp.	26,400	14,326
IRICO Display Devices Co. Ltd., Class A Shares	1,200	1,116 *
Kaynes Technology India Ltd.	120	5,358 *
Kingboard Holdings Ltd.	3,000	11,316
Kingboard Laminates Holdings Ltd.	3,000	5,084
Largan Precision Co. Ltd.	350	27,792
Lens Technology Co. Ltd., Class A Shares	1,800	7,806
Leyard Optoelectronic Co. Ltd., Class A Shares	600	543
LG Display Co. Ltd.	1,080	8,854 *
LG Innotek Co. Ltd.	54	10,159
Lingyi iTech Guangdong Co., Class A Shares	2,400	5,343
Lotes Co. Ltd.	300	12,365
Luxshare Precision Industry Co. Ltd., Class A Shares	2,400	19,499
Maxscend Microelectronics Co. Ltd., Class A Shares	260	3,035
Nan Ya Printed Circuit Board Corp.	780	5,983
OFILM Group Co. Ltd., Class A Shares	1,200	1,826 *
Samsung Electro-Mechanics Co. Ltd.	204	36,111
Samsung SDI Co. Ltd.	220	41,158
Shengyi Electronics Co. Ltd., Class A Shares	204	2,797
Shengyi Technology Co. Ltd., Class A Shares	900	9,208
Shennan Circuits Co. Ltd., Class A Shares	200	6,656
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	600	2,173
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	300	3,141
Sunny Optical Technology Group Co. Ltd.	2,400	20,212
SUPCON Technology Co. Ltd., Class A Shares	214	1,513
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	600	7,277
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Synnex Technology International Corp.	4,600	$8,477
TCL Technology Group Corp., Class A Shares	5,400	3,512
Tianma Microelectronics Co. Ltd., Class A Shares	600	776 *
Unimicron Technology Corp.	4,920	34,449
Unisplendour Corp. Ltd., Class A Shares	1,200	4,229
Venture Corp. Ltd.	1,000	11,773
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	300	12,360
Walsin Technology Corp.	1,200	4,468
WPG Holdings Ltd.	6,000	11,114
WT Microelectronics Co. Ltd.	2,000	8,720
Wuhan Guide Infrared Co. Ltd., Class A Shares	1,200	2,522 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	600	6,281
Yageo Corp.	5,728	42,112
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	600	2,159
Zhejiang Dahua Technology Co. Ltd., Class A Shares	1,200	3,256
Zhen Ding Technology Holding Ltd.	2,620	11,841
Total Electronic Equipment, Instruments & Components		1,282,652
IT Services — 1.9%
Beijing Sinnet Technology Co. Ltd., Class A Shares	600	1,075
Beijing Ultrapower Software Co. Ltd., Class A Shares	600	990
Coforge Ltd.	1,236	22,869
DHC Software Co. Ltd., Class A Shares	1,200	1,573
GDS Holdings Ltd., Class A Shares	3,000	12,989 *
HCL Technologies Ltd.	3,864	69,787
Hexaware Technologies Ltd.	564	4,804
Hyundai Autoever Corp.	24	5,531
Infosys Ltd.	12,852	230,989
LG CNS Co. Ltd.	138	5,882
LTIMindtree Ltd.	348	23,477 (a)
Mphasis Ltd.	480	14,906
Persistent Systems Ltd.	384	26,796
Posco DX Co. Ltd.	204	4,071
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	600	4,539
Samsung SDS Co. Ltd.	144	17,144
Tata Consultancy Services Ltd.	3,726	132,915
Tata Technologies Ltd.	654	4,679
Tech Mahindra Ltd.	2,286	40,463
Wangsu Science & Technology Co. Ltd., Class A Shares	600	881
Wipro Ltd.	10,440	30,582
Total IT Services		656,942
Semiconductors & Semiconductor Equipment — 17.6%
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	245	9,573 (b)
Alchip Technologies Ltd.	298	33,290
ASE Technology Holding Co. Ltd.	12,000	95,670
ASMedia Technology Inc.	140	5,391
ASMPT Ltd.	1,200	11,941
ASPEED Technology Inc.	106	24,492
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Cambricon Technologies Corp. Ltd., Class A Shares	120	$23,305 *
China Resources Microelectronics Ltd., Class A Shares	395	2,991
Daqo New Energy Corp., ADR	156	4,603 *
eMemory Technology Inc.	246	13,545
Flat Glass Group Co. Ltd., Class A Shares	600	1,347 *
Flat Glass Group Co. Ltd., Class H Shares	2,000	2,423 *
GalaxyCore Inc., Class A Shares	1,200	2,569
GCL Technology Holdings Ltd.	96,000	13,074 *
GigaDevice Semiconductor Inc., Class A Shares	200	6,139
Global Unichip Corp.	300	20,289
Globalwafers Co. Ltd.	940	12,146
Hangzhou First Applied Material Co. Ltd., Class A Shares	634	1,268
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	600	2,442
Hanmi Semiconductor Co. Ltd.	156	13,796
Hua Hong Semiconductor Ltd., Class H Shares	2,000	19,092 *(a)
Hygon Information Technology Co. Ltd., Class A Shares	600	19,290
JA Solar Technology Co. Ltd., Class A Shares	1,136	1,864 *
JCET Group Co. Ltd., Class A Shares	600	3,162
Jentech Precision Industrial Co. Ltd.	300	26,209
Jinko Solar Co. Ltd., Class A Shares	3,600	2,909 *
King Yuan Electronics Co. Ltd.	4,000	31,508
LONGi Green Energy Technology Co. Ltd., Class A Shares	2,400	6,258 *
MediaTek Inc.	5,320	242,122
Montage Technology Co. Ltd., Class A Shares	306	5,164
Nanya Technology Corp.	4,090	25,123 *
National Silicon Industry Group Co. Ltd., Class A Shares	1,200	3,720 *
NAURA Technology Group Co. Ltd., Class A Shares	200	13,154
Novatek Microelectronics Corp.	2,100	24,996
OmniVision Integrated Circuits Group Inc.	400	7,215
Parade Technologies Ltd.	300	5,576
Powerchip Semiconductor Manufacturing Corp.	12,000	15,105 *
Powertech Technology Inc.	2,400	13,214
Premier Energies Ltd.	342	3,204 (a)
Realtek Semiconductor Corp.	1,800	28,014
Rockchip Electronics Co. Ltd., Class A Shares	100	2,554
Sanan Optoelectronics Co. Ltd., Class A Shares	1,800	3,644
SG Micro Corp., Class A Shares	253	2,488
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	600	1,152 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	1,000	5,823
Silergy Corp.	1,260	7,679
Sino-American Silicon Products Inc.	2,160	7,321
SK hynix Inc.	1,974	892,072
Taiwan Semiconductor Manufacturing Co. Ltd.	88,654	4,373,377
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	1,200	1,473 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	1,200	1,886
TongFu Microelectronics Co. Ltd., Class A Shares	600	3,241
Tongwei Co. Ltd., Class A Shares	1,200	3,528 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Trina Solar Co. Ltd., Class A Shares	780	$1,849 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	319	3,602 (b)
United Microelectronics Corp.	42,320	66,334
Vanguard International Semiconductor Corp.	3,929	11,517
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	200	3,925 *
WAAREE Energies Ltd.	300	9,907
Win Semiconductors Corp.	1,260	7,339
Winbond Electronics Corp.	10,734	28,218 *
Xinyi Solar Holdings Ltd.	16,500	6,296
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	600	3,159
Total Semiconductors & Semiconductor Equipment		6,245,577
Software — 0.4%
360 Security Technology Inc., Class A Shares	2,400	3,841
Beijing Kingsoft Office Software Inc., Class A Shares	128	5,631
Beijing Shiji Information Technology Co. Ltd., Class A Shares	600	931
China National Software & Service Co. Ltd., Class A Shares	260	1,725 *
Empyrean Technology Co. Ltd., Class A Shares	200	3,047
Horizon Robotics	32,400	36,049 *
Hundsun Technologies Inc., Class A Shares	600	2,592
Iflytek Co. Ltd., Class A Shares	600	4,323
Jiangsu Hoperun Software Co. Ltd., Class A Shares	300	2,128
Kingdee International Software Group Co. Ltd.	11,000	18,782 *
KPIT Technologies Ltd.	552	7,201
NavInfo Co. Ltd., Class A Shares	600	774 *
Newland Digital Technology Co. Ltd., Class A Shares	600	2,434
Oracle Financial Services Software Ltd.	90	7,697
SenseTime Group Inc., Class B Shares	102,000	28,830 *(a)
Shanghai Baosight Software Co. Ltd., Class A Shares	792	2,350
Shanghai Baosight Software Co. Ltd., Class B Shares	2,880	2,943
Shanghai Stonehill Technology Co. Ltd., Class A Shares	1,800	1,828 *
Tata Elxsi Ltd.	126	7,347
Thunder Software Technology Co. Ltd., Class A Shares	200	1,934
Yonyou Network Technology Co. Ltd., Class A Shares	1,200	2,280 *
Total Software		144,667
Technology Hardware, Storage & Peripherals — 6.4%
Acer Inc.	12,000	10,083
Advantech Co. Ltd.	1,740	15,949
Anker Innovations Technology Co. Ltd., Class A Shares	200	3,278
Asia Vital Components Co. Ltd.	1,224	58,823
Asustek Computer Inc.	2,520	43,951
Catcher Technology Co. Ltd.	1,980	13,107
Chicony Electronics Co. Ltd.	2,260	8,415
China Greatwall Technology Group Co. Ltd., Class A Shares	1,200	2,477 *
Compal Electronics Inc.	12,000	11,610
Gigabyte Technology Co. Ltd.	2,040	16,199
GRG Banking Equipment Co. Ltd., Class A Shares	600	1,187
HTC Corp.	2,400	3,758 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Huaqin Technology Co. Ltd., Class A Shares	300	$3,900
IEIT Systems Co. Ltd., Class A Shares	600	5,725
Inventec Corp.	9,000	12,288
King Slide Works Co. Ltd.	234	27,928
Legend Holdings Corp., Class H Shares	2,400	2,738 *(a)
Lenovo Group Ltd.	27,000	32,122
Lite-On Technology Corp.	6,800	35,385
Micro-Star International Co. Ltd.	2,400	7,340
Ninestar Corp., Class A Shares	600	1,738 *
Pegatron Corp.	7,170	15,654
Quanta Computer Inc.	9,580	82,932
Samsung Electronics Co. Ltd.	17,136	1,426,265
Shenzhen Longsys Electronics Co. Ltd., Class A Shares	100	3,508 *
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	374	3,545
Transcend Information Inc.	720	4,491
Tsinghua Tongfang Co. Ltd., Class A Shares	1,200	1,534 *
Wistron Corp.	11,346	54,346
Wiwynn Corp.	360	51,387
Xiaomi Corp., Class B Shares	62,400	315,066 *(a)
Total Technology Hardware, Storage & Peripherals		2,276,729

Total Information Technology		10,764,868
Materials — 4.5%
Chemicals — 1.4%
Aarti Industries Ltd.	798	3,320
Asian Paints Ltd.	1,656	51,027
Avia Avian Tbk PT	38,600	1,169
Barito Pacific Tbk PT	74,400	14,590 *
Bayer CropScience Ltd.	48	2,434
Berger Paints India Ltd.	912	5,444
Castrol India Ltd.	1,842	3,946
Coromandel International Ltd.	438	11,045
Deepak Nitrite Ltd.	234	4,508
Eternal Materials Co. Ltd.	3,000	3,905
Formosa Chemicals & Fibre Corp.	12,000	12,260
Formosa Plastics Corp.	15,120	18,767
Ganfeng Lithium Group Co. Ltd., Class A Shares	600	5,406
Ganfeng Lithium Group Co. Ltd., Class H Shares	1,800	12,014 (a)
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	600	3,983
Gujarat Fluorochemicals Ltd.	132	5,384
Hanwha Solutions Corp.	390	7,256
Hengli Petrochemical Co. Ltd., Class A Shares	1,800	5,810
Hengyi Petrochemical Co. Ltd., Class A Shares	1,200	1,852
Hoshine Silicon Industry Co. Ltd., Class A Shares	200	1,510
Huafon Chemical Co. Ltd., Class A Shares	1,200	1,891
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	600	2,973
Indorama Ventures PCL, NVDR	6,600	3,373
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	1,200	1,279
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	2,400	$1,657
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	1,800	2,808 *
Kansai Nerolac Paints Ltd.	798	2,090
KCC Corp.	18	5,254
Kingfa Sci & Tech Co. Ltd., Class A Shares	1,200	3,359
Kumho Petrochemical Co. Ltd.	54	4,525
LB Group Co. Ltd., Class A Shares	600	1,683
LG Chem Ltd.	168	38,835
Linde India Ltd.	66	4,373
Lotte Chemical Corp.	72	3,514
Luxi Chemical Group Co. Ltd., Class A Shares	600	1,424
Meihua Holdings Group Co. Ltd., Class A Shares	1,200	1,742
Nan Ya Plastics Corp.	17,920	34,334
Ningbo Shanshan Co. Ltd., Class A Shares	600	1,161 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	2,400	6,750
Petronas Chemicals Group Bhd	9,600	8,587
PI Industries Ltd.	288	10,376
Pidilite Industries Ltd.	1,146	18,901
PTT Global Chemical PCL, NVDR	7,800	5,199
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	1,800	7,262 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	3,050	5,117
Satellite Chemical Co. Ltd., Class A Shares	1,200	3,040
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	600	2,702
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	600	2,350
Sinoma Science & Technology Co. Ltd., Class A Shares	600	3,124
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	1,800	717
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	12,000	2,112
SKC Co. Ltd.	72	5,218 *
Skshu Paint Co. Ltd., Class A Shares	196	1,299
Solar Industries India Ltd.	90	12,268
SRF Ltd.	522	17,859
Supreme Industries Ltd.	222	8,284
Taiwan Fertilizer Co. Ltd.	2,000	3,043
Tianqi Lithium Corp., Class A Shares	600	4,760 *
Tianqi Lithium Corp., Class H Shares	400	2,624 *
Tongkun Group Co. Ltd., Class A Shares	600	1,479
UPL Ltd.	2,076	18,366
Wanhua Chemical Group Co. Ltd., Class A Shares	1,000	10,986
Yunnan Energy New Material Co. Ltd., Class A Shares	400	3,246 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	600	2,872
Zangge Mining Co. Ltd., Class A Shares	400	4,837
Zhejiang Juhua Co. Ltd., Class A Shares	700	3,853
Zhejiang Longsheng Group Co. Ltd., Class A Shares	1,200	1,833
Zhejiang NHU Co. Ltd., Class A Shares	1,200	4,331
Total Chemicals		475,300
Construction Materials — 0.6%
ACC Ltd.	288	5,568
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — continued
Ambuja Cements Ltd.	2,970	$18,384
Anhui Conch Cement Co. Ltd., Class A Shares	1,200	3,758
Anhui Conch Cement Co. Ltd., Class H Shares	4,500	12,765
Asia Cement Corp.	8,640	10,229
China Jushi Co. Ltd., Class A Shares	1,200	2,940
China National Building Material Co. Ltd., Class H Shares	13,500	8,880
China Resources Building Materials Technology Holdings Ltd.	12,000	2,390
CSG Holding Co. Ltd., Class B Shares	4,800	1,055
Dalmia Bharat Ltd.	282	6,686
Grasim Industries Ltd.	1,296	40,792
Huaxin Building Materials Group Co. Ltd., Class H Shares	600	1,389
Indocement Tunggal Prakarsa Tbk PT	3,600	1,614
JK Cement Ltd.	132	8,123
Semen Indonesia Persero Tbk PT	13,200	2,090
Shree Cement Ltd.	36	10,644
Siam Cement PCL, NVDR	2,400	13,979
TCC Group Holdings Co. Ltd.	24,000	17,721
UltraTech Cement Ltd.	438	57,426
Total Construction Materials		226,433
Containers & Packaging — 0.0%††
SCG Packaging PCL, NVDR	3,600	1,954
Metals & Mining — 2.5%
Aluminum Corp. of China Ltd., Class A Shares	3,600	6,303
Aluminum Corp. of China Ltd., Class H Shares	14,000	21,890
Amman Mineral Internasional PT	43,200	16,645 *
Angang Steel Co. Ltd., Class A Shares	1,800	652 *
APL Apollo Tubes Ltd.	660	14,055
Baoshan Iron & Steel Co. Ltd., Class A Shares	6,600	7,044
Chifeng Jilong Gold Mining Co. Ltd., Class H Shares	1,200	4,588
China Hongqiao Group Ltd.	12,000	50,291
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	1,200	7,929
China Rare Earth Resources and Technology Co. Ltd., Class A Shares	600	3,992 *
China Steel Corp.	42,000	25,397
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	1,480	3,471
CMOC Group Ltd., Class A Shares	4,800	13,754
CMOC Group Ltd., Class H Shares	12,000	29,663
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	1,200	3,856 *
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	600	2,361
Hesteel Co. Ltd., Class A Shares	3,600	1,191
Hindalco Industries Ltd.	5,304	52,326
Hindustan Zinc Ltd.	1,614	10,998
Huaibei Mining Holdings Co. Ltd., Class A Shares	600	955
Hunan Valin Steel Co. Ltd., Class A Shares	2,400	1,932
Hyundai Steel Co.	294	6,337
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	12,600	4,296
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	2,400	2,472
Jiangxi Copper Co. Ltd., Class A Shares	600	4,721
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Jiangxi Copper Co. Ltd., Class H Shares	4,000	$22,036
Jindal Stainless Ltd.	1,116	10,421
Jindal Steel Ltd.	1,332	15,617
Jinduicheng Molybdenum Co. Ltd., Class A Shares	1,200	2,679
JSW Steel Ltd.	3,186	41,289
Korea Zinc Co. Ltd.	18	16,444
Lloyds Metals & Energy Ltd.	366	5,380
Maanshan Iron & Steel Co. Ltd., Class A Shares	1,800	1,088 *
Merdeka Copper Gold Tbk PT	46,200	6,317 *
MMG Ltd.	16,000	18,028 *
Nanjing Iron & Steel Co. Ltd., Class A Shares	1,800	1,356
National Aluminium Co. Ltd.	3,340	11,680
NMDC Ltd.	12,708	11,759
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	2,400	1,066 *
POSCO Holdings Inc.	270	57,166
Press Metal Aluminium Holdings Bhd	12,600	22,107
Shandong Gold Mining Co. Ltd., Class A Shares	1,200	6,655
Shandong Gold Mining Co. Ltd., Class H Shares	3,000	13,336 (a)
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	3,600	2,775
Shanjin International Gold Co. Ltd., Class A Shares	900	3,137
Shanxi Meijin Energy Co. Ltd., Class A Shares	1,200	808 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	1,800	1,261 *
Shenghe Resources Holding Co. Ltd., Class A Shares	600	1,851
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	1,200	1,006
Shougang Fushan Resources Group Ltd.	12,000	4,517
Steel Authority of India Ltd.	5,238	8,566
Tata Steel Ltd.	30,198	60,504
Tianshan Aluminum Group Co. Ltd., Class A Shares	1,800	4,173
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	3,600	3,100
Trimegah Bangun Persada Tbk PT	31,200	2,105
Vale Indonesia Tbk PT	5,400	1,676
Vedanta Ltd.	5,916	39,783
Western Mining Co. Ltd., Class A Shares	600	2,376
Xiamen Tungsten Co. Ltd., Class A Shares	600	3,530
Yunnan Aluminium Co. Ltd., Class A Shares	1,200	5,646
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A Shares	1,200	1,257
Yunnan Copper Co. Ltd., Class A Shares	600	1,763
Yunnan Tin Co. Ltd., Class A Shares	600	2,397
Zhaojin Mining Industry Co. Ltd., Class H Shares	6,000	23,696
Zhongjin Gold Corp. Ltd., Class A Shares	1,800	6,024
Zijin Mining Group Co. Ltd., Class A Shares	5,400	26,668
Zijin Mining Group Co. Ltd., Class H Shares	22,000	100,793
Total Metals & Mining		870,955
Paper & Forest Products — 0.0%††
Indah Kiat Pulp & Paper Tbk PT	8,400	4,282
Lee & Man Paper Manufacturing Ltd.	6,000	2,158
Nine Dragons Paper Holdings Ltd.	6,000	4,556 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
Shandong Sun Paper Industry JSC Ltd., Class A Shares	600	$1,354
Total Paper & Forest Products		12,350

Total Materials		1,586,992
Real Estate — 2.2%
Diversified REITs — 0.2%
CapitaLand Integrated Commercial Trust	21,736	40,396
Mapletree Pan Asia Commercial Trust	8,400	9,602
Suntec Real Estate Investment Trust	7,800	8,734
Total Diversified REITs		58,732
Hotel & Resort REITs — 0.0%††
CapitaLand Ascott Trust	9,600	7,129
Industrial REITs — 0.2%
CapitaLand Ascendas REIT	13,800	30,368
Frasers Logistics & Commercial Trust	9,600	7,428
Mapletree Industrial Trust	7,800	12,616
Mapletree Logistics Trust	12,600	12,933
Total Industrial REITs		63,345
Office REITs — 0.1%
Champion REIT	6,000	1,966
Embassy Office Parks REIT	3,132	15,169
Keppel REIT	9,000	6,824
Total Office REITs		23,959
Real Estate Management & Development — 1.6%
Ayala Land Inc.	25,200	9,616
Bumi Serpong Damai Tbk PT	11,400	619 *
C&D International Investment Group Ltd.	2,000	4,021
CapitaLand Investment Ltd.	8,400	17,701
Central Pattana PCL, NVDR	9,000	15,783
China Jinmao Holdings Group Ltd.	24,000	3,731
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	2,400	2,971
China Overseas Land & Investment Ltd.	12,000	18,886
China Resources Land Ltd.	10,300	35,994
China Resources Mixc Lifestyle Services Ltd.	2,400	13,240 (a)
China Vanke Co. Ltd., Class A Shares	3,000	1,999 *
China Vanke Co. Ltd., Class H Shares	7,200	3,034 *
City Developments Ltd.	1,200	7,465
CK Asset Holdings Ltd.	6,600	33,341
Country Garden Services Holdings Co. Ltd.	8,000	6,198
DLF Ltd.	2,364	18,080
Gemdale Corp., Class A Shares	1,200	526 *
Godrej Properties Ltd.	516	11,507 *
Greenland Holdings Corp. Ltd., Class A Shares	3,000	713 *
Greentown China Holdings Ltd.	3,000	3,265
Hainan Airport Infrastructure Co. Ltd., Class A Shares	3,000	2,291
Hang Lung Group Ltd.	3,000	5,874
Hang Lung Properties Ltd.	7,000	7,743
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	1,200	1,728
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
Henderson Land Development Co. Ltd.	5,000	$18,077
Hongkong Land Holdings Ltd.	3,600	25,020
Hopson Development Holdings Ltd.	4,200	1,613 *
Hysan Development Co. Ltd.	2,000	4,856
KE Holdings Inc., ADR	2,218	34,956
Kerry Properties Ltd.	2,000	5,211
Land & Houses PCL, NVDR	25,800	3,095
Lodha Developers Ltd.	1,044	12,328 (a)
Longfor Group Holdings Ltd.	9,000	9,898 (a)
Megaworld Corp.	24,000	849
New World Development Co. Ltd.	6,000	5,604 *
Oberoi Realty Ltd.	426	7,918
Phoenix Mills Ltd.	696	14,353
Poly Developments and Holdings Group Co. Ltd., Class A Shares	3,600	3,146
Poly Property Services Co. Ltd., Class H Shares	600	2,457
Prestige Estates Projects Ltd.	582	10,327
Ruentex Development Co. Ltd.	6,000	5,691
Seazen Group Ltd.	12,000	3,161 *
Seazen Holdings Co. Ltd., Class A Shares	600	1,199 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	1,200	883
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	600	1,006
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A Shares	600	680
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	4,800	1,925
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	600	3,774
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	2,400	853 *
Sino Land Co. Ltd.	13,300	17,463
SM Prime Holdings Inc.	37,200	14,385
Sun Hung Kai Properties Ltd.	5,064	61,612
Swire Properties Ltd.	3,600	9,704
UOL Group Ltd.	1,800	12,233
Wharf Holdings Ltd.	3,600	10,055
Wharf Real Estate Investment Co. Ltd.	6,000	18,948
Yango Group Co. Ltd., Class A Shares	2,100	0 *(b)(c)(d)
Youngor Fashion Co. Ltd., Class A Shares	1,200	1,307
Yuexiu Property Co. Ltd.	6,000	3,053
Total Real Estate Management & Development		553,966
Retail REITs — 0.1%
Link REIT	9,600	42,847
Specialized REITs — 0.0%††
Keppel DC REIT	7,128	12,471

Total Real Estate		762,449
Utilities — 2.3%
Electric Utilities — 0.8%
Adani Energy Solutions Ltd.	1,212	13,854 *
CK Infrastructure Holdings Ltd.	2,000	14,801
CLP Holdings Ltd.	6,000	53,652
Korea Electric Power Corp.	948	31,061
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electric Utilities — continued
Manila Electric Co.	720	$7,025
Power Assets Holdings Ltd.	5,000	35,427
Power Grid Corp. of India Ltd.	16,512	48,610
SJVN Ltd.	2,814	2,341
Tata Power Co. Ltd.	6,294	26,582
Tenaga Nasional Bhd	16,200	54,772
Torrent Power Ltd.	702	10,206
Total Electric Utilities		298,331
Gas Utilities — 0.5%
Adani Total Gas Ltd.	846	5,334
Beijing Enterprises Holdings Ltd.	1,500	6,132
China Gas Holdings Ltd.	9,600	9,472
China Resources Gas Group Ltd.	3,000	8,719
ENN Energy Holdings Ltd.	3,000	26,672
ENN Natural Gas Co. Ltd., Class A Shares	1,200	3,569
GAIL India Ltd.	9,750	18,676
Gujarat Gas Ltd.	654	2,999
Hong Kong & China Gas Co. Ltd.	42,000	37,826
Indraprastha Gas Ltd.	2,724	5,897
Korea Gas Corp.	102	2,783
Kunlun Energy Co. Ltd.	14,000	13,364
Perusahaan Gas Negara Tbk PT	30,600	3,505
Petronas Gas Bhd	3,600	16,093
Total Gas Utilities		161,041
Independent Power and Renewable Electricity Producers — 0.9%
Aboitiz Power Corp.	4,200	3,141
ACEN Corp.	35,400	1,637
Adani Green Energy Ltd.	1,132	12,785 *
Adani Power Ltd.	19,122	30,421 *
An Hui Wenergy Co. Ltd., Class A Shares	600	683
CECEP Solar Energy Co. Ltd., Class A Shares	1,200	763
CECEP Wind-Power Corp., Class A Shares	1,800	761
CGN Power Co. Ltd., Class A Shares	6,000	3,232
CGN Power Co. Ltd., Class H Shares	36,000	13,552 (a)
China Longyuan Power Group Corp. Ltd., Class H Shares	12,000	10,237
China National Nuclear Power Co. Ltd., Class A Shares	6,000	7,436
China Power International Development Ltd.	12,000	4,980
China Resources Power Holdings Co. Ltd.	7,200	16,012
China Three Gorges Renewables Group Co. Ltd., Class A Shares	8,400	4,922
China Yangtze Power Co. Ltd., Class A Shares	6,600	25,710
Datang International Power Generation Co. Ltd., Class A Shares	2,400	1,200
Datang International Power Generation Co. Ltd., Class H Shares	12,000	3,407
Electricity Generating PCL, NVDR	600	2,171
Fujian Funeng Co. Ltd., Class A Shares	1,200	1,628
GD Power Development Co. Ltd., Class A Shares	4,800	3,466
Global Power Synergy PCL, NVDR	2,400	2,742
Guangdong Electric Power Development Co. Ltd., Class B Shares	3,600	874
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
	Gulf Development PCL, NVDR	16,219	$21,493 *
	Huadian Power International Corp. Ltd., Class A Shares	2,400	1,706
	Huadian Power International Corp. Ltd., Class H Shares	6,000	3,137
	Huaneng Lancang River Hydropower Inc., Class A Shares	1,800	2,342
	Huaneng Power International Inc., Class A Shares	3,000	3,206
	Huaneng Power International Inc., Class H Shares	14,000	10,307
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	1,800	1,155
	JSW Energy Ltd.	1,950	10,467
	NHPC Ltd.	11,610	10,233
	NLC India Ltd.	1,278	3,558
	NTPC Green Energy Ltd.	3,510	3,692 *
	NTPC Ltd.	17,298	63,425
	Ratch Group PCL, NVDR	3,000	2,809
	SDIC Power Holdings Co. Ltd., Class A Shares	2,400	4,511
	Shaanxi Energy Investment Co. Ltd., Class A Shares	600	800
	Shanghai Electric Power Co. Ltd., Class A Shares	1,200	3,442
	Shenergy Co. Ltd., Class A Shares	1,200	1,338
	Shenzhen Energy Group Co. Ltd., Class A Shares	1,200	1,121
	Sichuan Chuantou Energy Co. Ltd., Class A Shares	1,800	3,585
	Wintime Energy Group Co. Ltd., Class A Shares	6,000	1,350 *
	Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares	2,400	1,702
Total Independent Power and Renewable Electricity Producers			307,139
Multi-Utilities — 0.1%
	Sembcorp Industries Ltd.	3,000	14,043
	YTL Corp. Bhd	13,920	6,998
	YTL Power International Bhd	9,720	7,928
Total Multi-Utilities			28,969
Water Utilities — 0.0%††
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares	2,400	1,031
	Beijing Enterprises Water Group Ltd.	12,000	3,793
	Chengdu Xingrong Environment Co. Ltd., Class A Shares	1,200	1,233
	Guangdong Investment Ltd.	12,000	10,468
Total Water Utilities			16,525

Total Utilities			812,005
Total Common Stocks (Cost — $24,355,491)			35,439,261
	Rate
Preferred Stocks — 0.6%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Hyundai Motor Co.	1.214%	78	11,154 (e)
Hyundai Motor Co., Series 2	1.176%	126	18,587 (e)
TVS Motor Co. Ltd.	6.000%	3,480	394 (b)
Total Automobiles			30,135
Household Durables — 0.0%††
LG Electronics Inc.	1.031%	66	2,222 (e)

Total Consumer Discretionary			32,357
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Consumer Staples — 0.0%††
Personal Care Products — 0.0%††
Amorepacific Corp.	2.583%		42	$1,275 (e)
LG H&H Co. Ltd.	0.882%		12	945 (e)

Total Consumer Staples				2,220
Financials — 0.0%††
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	5.034%		12	3,145 (e)

Industrials — 0.0%††
Industrial Conglomerates — 0.0%††
Hanwha Corp.	2.319%		78	1,985 (e)

Information Technology — 0.5%
Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd.	0.415%		2,964	183,533 (e)

Materials — 0.0%††
Chemicals — 0.0%††
LG Chem Ltd.	0.632%		30	3,459 (e)

Total Preferred Stocks (Cost — $138,642)				226,699
		Expiration Date	Rights
Rights — 0.0%††
Information Technology — 0.0%††
Electronic Equipment, Instruments & Components — 0.0%††
Unimicron Technology Corp.		1/6/26	110	364 (b)

Real Estate — 0.0%††
Office REITs — 0.0%††
Keppel REIT		1/12/26	2,070	24 *(b)

Total Rights (Cost — $0)				388
Total Investments before Short-Term Investments (Cost — $24,494,133)				35,666,348
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $480)	3.620%		480	480 (f)(g)(h)
Total Investments — 100.7% (Cost — $24,494,613)				35,666,828
Liabilities in Excess of Other Assets — (0.7)%				(258,310)
Total Net Assets — 100.0%				$35,408,518

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Asia ex Japan ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of December 31, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $480 and the cost was $480 (Note 2).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 2.2%
Diversified Telecommunication Services — 1.0%
Telstra Group Ltd.	199,680	$648,473
TPG Telecom Ltd.	19,488	49,253
Total Diversified Telecommunication Services		697,726
Interactive Media & Services — 1.2%
CAR Group Ltd.	17,952	368,237
REA Group Ltd.	2,352	287,635
SEEK Ltd.	17,088	263,455
Total Interactive Media & Services		919,327

Total Communication Services		1,617,053
Consumer Discretionary — 7.3%
Broadline Retail — 4.2%
Harvey Norman Holdings Ltd.	25,632	118,624
Wesfarmers Ltd.	56,448	3,052,417
Total Broadline Retail		3,171,041
Hotels, Restaurants & Leisure — 2.6%
Aristocrat Leisure Ltd.	27,408	1,063,357
Domino’s Pizza Enterprises Ltd.	3,216	45,036
Flight Centre Travel Group Ltd.	8,304	83,118
Light & Wonder Inc., CDI	4,128	433,752 *
Lottery Corp. Ltd.	110,016	378,559
Total Hotels, Restaurants & Leisure		2,003,822
Specialty Retail — 0.5%
JB Hi-Fi Ltd.	5,424	348,027

Total Consumer Discretionary		5,522,890
Consumer Staples — 3.7%
Beverages — 0.2%
Treasury Wine Estates Ltd.	39,600	138,374
Consumer Staples Distribution & Retail — 3.2%
Coles Group Ltd.	66,816	955,286
Endeavour Group Ltd.	75,744	184,866
Metcash Ltd.	53,808	118,410
Woolworths Group Ltd.	60,864	1,192,450
Total Consumer Staples Distribution & Retail		2,451,012
Food Products — 0.3%
a2 Milk Co. Ltd.	34,752	213,436

Total Consumer Staples		2,802,822
Energy — 3.7%
Oil, Gas & Consumable Fuels — 3.7%
Ampol Ltd.	11,952	254,488
Beach Energy Ltd.	73,104	57,280
New Hope Corp. Ltd.	22,368	60,112
Santos Ltd.	162,336	667,926
Whitehaven Coal Ltd.	39,216	202,672
Woodside Energy Group Ltd.	94,800	1,491,298
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Yancoal Australia Ltd.	19,056	$63,029

Total Energy		2,796,805
Financials — 37.5%
Banks — 28.5%
ANZ Group Holdings Ltd.	148,848	3,607,081
Bank of Queensland Ltd.	32,400	141,087
Bendigo & Adelaide Bank Ltd.	28,176	197,662
Commonwealth Bank of Australia	83,664	8,958,413
National Australia Bank Ltd.	153,024	4,317,483
Westpac Banking Corp.	171,120	4,404,698
Total Banks		21,626,424
Capital Markets — 4.3%
ASX Ltd.	9,696	332,599
GQG Partners Inc., CDI	37,680	43,846
HUB24 Ltd.	3,888	249,548
Insignia Financial Ltd.	25,392	77,213 *
Macquarie Group Ltd.	17,136	2,321,995
Magellan Financial Group Ltd.	8,256	54,945
Netwealth Group Ltd.	5,904	101,065
Perpetual Ltd.	5,520	68,688
Total Capital Markets		3,249,899
Financial Services — 0.9%
AMP Ltd.	125,376	152,165
Challenger Ltd.	25,152	157,830
Washington H Soul Pattinson & Co. Ltd.	14,448	357,831
Total Financial Services		667,826
Insurance — 3.8%
Insurance Australia Group Ltd.	113,088	601,794
Medibank Private Ltd.	137,712	439,881
QBE Insurance Group Ltd.	75,648	1,003,368
Steadfast Group Ltd.	52,512	184,893
Suncorp Group Ltd.	54,192	637,834
Total Insurance		2,867,770

Total Financials		28,411,919
Health Care — 6.6%
Biotechnology — 3.8%
CSL Ltd.	24,192	2,785,264
Telix Pharmaceuticals Ltd.	12,624	94,285 *
Total Biotechnology		2,879,549
Health Care Equipment & Supplies — 1.0%
Ansell Ltd.	7,152	166,974
Cochlear Ltd.	3,264	567,352
Total Health Care Equipment & Supplies		734,326
Health Care Providers & Services — 1.3%
Ramsay Health Care Ltd.	9,264	212,265
Sigma Healthcare Ltd.	214,944	421,406
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Sonic Healthcare Ltd.	23,424	$353,175
Total Health Care Providers & Services		986,846
Health Care Technology — 0.5%
Pro Medicus Ltd.	2,640	388,838

Total Health Care		4,989,559
Industrials — 7.1%
Commercial Services & Supplies — 1.9%
Brambles Ltd.	68,400	1,047,264
Cleanaway Waste Management Ltd.	111,984	193,412
Downer EDI Ltd.	33,504	177,620
Total Commercial Services & Supplies		1,418,296
Construction & Engineering — 0.3%
Worley Ltd.	24,144	202,382
Ground Transportation — 0.3%
Aurizon Holdings Ltd.	87,360	212,634
Passenger Airlines — 0.3%
Qantas Airways Ltd.	36,720	254,172
Professional Services — 1.3%
ALS Ltd.	24,912	366,141
Computershare Ltd.	26,352	599,936
Total Professional Services		966,077
Trading Companies & Distributors — 0.5%
Reece Ltd.	12,960	115,808
SGH Ltd.	9,600	297,362
Total Trading Companies & Distributors		413,170
Transportation Infrastructure — 2.5%
Atlas Arteria Ltd.	50,592	164,638
Qube Holdings Ltd.	83,952	267,041
Transurban Group	155,088	1,469,604
Total Transportation Infrastructure		1,901,283

Total Industrials		5,368,014
Information Technology — 2.1%
IT Services — 0.4%
NEXTDC Ltd.	31,824	265,910 *
Software — 1.7%
Technology One Ltd.	14,736	274,755
WiseTech Global Ltd.	9,312	425,116
Xero Ltd.	7,728	587,592 *
Total Software		1,287,463

Total Information Technology		1,553,373
Materials — 21.3%
Chemicals — 0.7%
Dyno Nobel Ltd.	82,608	176,830
Orica Ltd.	23,376	378,483
Total Chemicals		555,313
Construction Materials — 0.8%
James Hardie Industries PLC, CDI	28,176	580,209 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — 0.1%
Orora Ltd.	58,032	$85,524
Metals & Mining — 19.7%
BHP Group Ltd.	245,328	7,442,025
BlueScope Steel Ltd.	21,744	349,015
Deterra Royalties Ltd.	20,688	56,149
Evolution Mining Ltd.	100,464	849,489
Fortescue Ltd.	79,296	1,163,856
IGO Ltd.	33,648	183,993 *
Iluka Resources Ltd.	21,216	81,916
Lynas Rare Earths Ltd.	44,880	372,307 *
Mineral Resources Ltd.	8,400	304,612 *
Northern Star Resources Ltd.	69,072	1,231,201
PLS Group Ltd.	155,904	438,730 *
Rio Tinto Ltd.	18,480	1,809,319
Sims Ltd.	7,872	94,438
South32 Ltd.	224,448	532,836
Total Metals & Mining		14,909,886

Total Materials		16,130,932
Real Estate — 6.6%
Diversified REITs — 1.9%
Charter Hall Group	23,472	382,699
GPT Group	96,288	348,016
Mirvac Group	197,232	269,625
Stockland	120,624	460,910
Total Diversified REITs		1,461,250
Industrial REITs — 2.7%
Goodman Group	99,216	2,049,704
Office REITs — 0.3%
Dexus	52,896	244,447
Real Estate Management & Development — 0.2%
Lendlease Corp. Ltd.	33,840	117,344
Retail REITs — 1.5%
Region Group	57,648	90,340
Scentre Group	260,448	729,455
Vicinity Ltd.	191,904	327,606
Total Retail REITs		1,147,401

Total Real Estate		5,020,146
Utilities — 1.6%
Electric Utilities — 0.9%
Origin Energy Ltd.	85,728	656,857
Gas Utilities — 0.5%
APA Group	62,256	372,393
Multi-Utilities — 0.2%
AGL Energy Ltd.	30,144	187,145

Total Utilities		1,216,395
Total Investments before Short-Term Investments (Cost — $72,365,347)		75,429,908
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $7,066)	3.620%	7,066	$7,066 (a)(b)(c)
Total Investments — 99.7% (Cost — $72,372,413)			75,436,974
Other Assets in Excess of Liabilities — 0.3%			262,479
Total Net Assets — 100.0%			$75,699,453

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $7,066 and the cost was $7,066 (Note 2).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CDI	—	Clearing House Electronic Subregister System Depositary Interest
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
SPI 200 Index	1	3/26	$143,128	$144,640	$1,512
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 70.3%
Communication Services — 1.9%
Diversified Telecommunication Services — 1.1%
Telefonica Brasil SA	479,500	$2,896,382
Wireless Telecommunication Services — 0.8%
TIM SA	520,600	2,027,393

Total Communication Services		4,923,775
Consumer Discretionary — 3.3%
Hotels, Restaurants & Leisure — 0.5%
Smartfit Escola de Ginastica e Danca SA	333,605	1,418,495
Specialty Retail — 2.8%
Cosan SA	753,500	731,533 *
Lojas Renner SA	630,200	1,546,820
Ultrapar Participacoes SA	452,100	1,724,329
Vibra Energia SA	726,100	3,356,378
Total Specialty Retail		7,359,060

Total Consumer Discretionary		8,777,555
Consumer Staples — 5.8%
Beverages — 2.7%
Ambev SA	2,794,800	7,068,922
Consumer Staples Distribution & Retail — 1.9%
Grupo Mateus SA	315,100	259,337
Raia Drogasil SA	835,700	3,576,288
Sendas Distribuidora S/A	863,100	1,146,652
Total Consumer Staples Distribution & Retail		4,982,277
Food Products — 0.9%
M Dias Branco SA	68,500	299,514
MBRF Global Foods Co. SA	506,900	1,848,234
SLC Agricola SA	109,600	321,015
Total Food Products		2,468,763
Personal Care Products — 0.3%
Natura Cosmeticos SA	561,700	763,660 *

Total Consumer Staples		15,283,622
Energy — 7.2%
Oil, Gas & Consumable Fuels — 7.2%
Brava Energia	260,300	799,936 *
Petroleo Brasileiro SA - Petrobras	2,370,100	14,087,168
PRIO SA	520,600	3,935,080 *

Total Energy		18,822,184
Financials — 12.0%
Banks — 4.1%
Banco Bradesco SA	945,300	2,691,123
Banco do Brasil SA	1,096,000	4,384,200
Banco Santander Brasil SA	260,300	1,617,924
Itau Unibanco Holding SA	328,800	2,181,099
Total Banks		10,874,346
Capital Markets — 6.0%
B3 SA - Brasil Bolsa Balcao	3,329,100	8,438,560
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Banco BTG Pactual SA	748,500	$7,182,103
Total Capital Markets		15,620,663
Insurance — 1.9%
BB Seguridade Participacoes SA	411,000	2,711,374
Caixa Seguridade Participacoes S/A	383,600	1,163,453
Porto Seguro SA	116,500	1,028,138
Total Insurance		4,902,965

Total Financials		31,397,974
Health Care — 2.3%
Health Care Providers & Services — 2.0%
Hapvida Participacoes e Investimentos S/A	205,500	552,400 *(a)
Rede D’Or Sao Luiz SA	623,200	4,618,487 (a)
Total Health Care Providers & Services		5,170,887
Pharmaceuticals — 0.3%
Hypera SA	191,800	824,637

Total Health Care		5,995,524
Industrials — 9.5%
Aerospace & Defense — 2.7%
Embraer SA	443,600	7,172,400
Commercial Services & Supplies — 0.3%
GPS Participacoes e Empreendimentos SA	287,700	848,440 (a)
Electrical Equipment — 3.2%
WEG SA	945,300	8,368,357
Ground Transportation — 2.5%
Localiza Rent a Car SA	555,900	4,420,013
Rumo SA	780,900	2,103,396
Total Ground Transportation		6,523,409
Transportation Infrastructure — 0.8%
Motiva Infraestrutura de Mobilidade SA	767,200	2,108,496

Total Industrials		25,021,102
Information Technology — 1.0%
Software — 1.0%
TOTVS SA	342,500	2,630,120

Materials — 14.0%
Containers & Packaging — 0.6%
Klabin SA	479,500	1,641,575
Metals & Mining — 11.8%
Cia Siderurgica Nacional SA	383,600	625,828
CSN Mineracao SA	274,000	272,512
Vale SA	2,287,900	30,044,671
Total Metals & Mining		30,943,011
Paper & Forest Products — 1.6%
Suzano SA	431,400	4,050,464

Total Materials		36,635,050
Real Estate — 0.8%
Real Estate Management & Development — 0.8%
Allos SA	191,800	992,995
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate Management & Development — continued
Multiplan Empreendimentos Imobiliarios SA		205,500	$1,021,922

Total Real Estate			2,014,917
Utilities — 12.5%
Electric Utilities — 7.6%
Alupar Investimento SA		191,800	1,111,301
Axia Energia		739,800	6,832,662
Cia Energetica de Minas Gerais		41,100	110,255
Cia Paranaense de Energia - Copel		1,164,500	2,779,627
CPFL Energia SA		123,300	1,199,080
Energisa S/A		191,800	1,650,675
Equatorial SA		643,900	4,523,956
Neoenergia SA		123,300	728,583
Transmissora Alianca de Energia Eletrica S/A		137,000	1,052,798
Total Electric Utilities			19,988,937
Independent Power and Renewable Electricity Producers — 1.5%
Auren Energia SA		205,500	445,145
Eneva SA		589,100	2,169,449 *
Engie Brasil Energia SA		232,900	1,333,286
Total Independent Power and Renewable Electricity Producers			3,947,880
Water Utilities — 3.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		301,387	7,336,460
Cia De Sanena Do Parana		191,800	1,406,364
Total Water Utilities			8,742,824

Total Utilities			32,679,641
Total Common Stocks (Cost — $153,810,834)			184,181,464
	Rate
Preferred Stocks — 27.0%
Energy — 6.2%
Oil, Gas & Consumable Fuels — 6.2%
Petroleo Brasileiro SA - Petrobras	0.483%	2,904,400	16,335,345 (b)

Financials — 16.7%
Banks — 16.7%
Banco Bradesco SA	0.089%	3,288,000	10,914,498 (b)
Itau Unibanco Holding SA	0.038%	3,486,472	24,959,952 (b)
Itausa SA	0.130%	3,740,100	7,971,964 (b)

Total Financials			43,846,414
Industrials — 0.1%
Ground Transportation — 0.1%
Localiza Rent a Car SA	—	21,843	165,419 *

Materials — 1.5%
Chemicals — 0.0%††
Braskem SA, Class A Shares	—	123,300	177,533 *
Metals & Mining — 1.5%
Gerdau SA	1.373%	808,300	3,007,662 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Metals & Mining — continued
Metalurgica Gerdau SA	1.583%		520,600	$855,040 (b)
Total Metals & Mining				3,862,702

Total Materials				4,040,235
Utilities — 2.5%
Electric Utilities — 2.5%
Axia Energia, Class B Shares	2.479%		143,100	1,368,913 (b)
Axia Energia, Class C Shares	—		232,901	2,087,706 *
Cia Energetica de Minas Gerais	0.899%		1,027,500	2,100,096 (b)
Isa Energia Brasil SA	0.773%		178,100	895,091 (b)

Total Utilities				6,451,806
Total Preferred Stocks (Cost — $56,925,265)				70,839,219
		Expiration Date	Rights
Rights — 0.0%††
Consumer Discretionary — 0.0%††
Hotels, Restaurants & Leisure — 0.0%††
Smartfit Escola de Ginastica e Danca SA (Cost — $0)		1/14/26	8,895	4,854 *
Total Investments before Short-Term Investments (Cost — $210,736,099)				255,025,537
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $15,702)	3.620%		15,702	15,702 (c)(d)(e)
Total Investments — 97.3% (Cost — $210,751,801)				255,041,239
Other Assets in Excess of Liabilities — 2.7%				6,987,173
Total Net Assets — 100.0%				$262,028,412

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of December 31, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $15,702 and the cost was $15,702 (Note 2).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Bovespa Index	245	2/26	$7,305,141	$7,329,322	$24,181
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 0.5%
Diversified Telecommunication Services — 0.5%
BCE Inc.	62,568	$1,494,420
TELUS Corp.	103,095	1,360,561

Total Communication Services		2,854,981
Consumer Discretionary — 3.3%
Automobile Components — 0.5%
Magna International Inc.	53,799	2,871,766
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A Shares	9,954	1,263,103
Dollarama Inc.	53,562	8,015,837
Total Broadline Retail		9,278,940
Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International Inc.	65,175	4,453,249
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	36,498	2,284,270

Total Consumer Discretionary		18,888,225
Consumer Staples — 3.5%
Consumer Staples Distribution & Retail — 3.2%
Alimentation Couche-Tard Inc.	155,946	8,527,968
George Weston Ltd.	31,758	2,193,810
Loblaw Cos. Ltd.	112,575	5,095,954
Metro Inc.	39,342	2,835,379
Total Consumer Staples Distribution & Retail		18,653,111
Food Products — 0.3%
Saputo Inc.	49,533	1,492,766

Total Consumer Staples		20,145,877
Energy — 15.1%
Oil, Gas & Consumable Fuels — 15.1%
ARC Resources Ltd.	118,026	2,217,158
Cameco Corp.	87,690	8,040,036
Canadian Natural Resources Ltd.	412,380	13,986,173
Cenovus Energy Inc.	278,949	4,725,293
Enbridge Inc.	440,109	21,087,988
Imperial Oil Ltd.	30,573	2,644,790
Keyera Corp.	45,978	1,475,858
Pembina Pipeline Corp.	117,315	4,475,215
Suncor Energy Inc.	246,243	10,943,734
TC Energy Corp.	209,508	11,551,789
Tourmaline Oil Corp.	74,181	3,331,989
Whitecap Resources Inc.	243,636	2,044,001

Total Energy		86,524,024
Financials — 38.2%
Banks — 25.5%
Bank of Montreal	145,281	18,892,094
Bank of Nova Scotia	251,931	18,605,125
Canadian Imperial Bank of Commerce	189,600	17,210,964
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
National Bank of Canada	79,158	$9,967,873
Royal Bank of Canada	286,059	48,830,892
Toronto-Dominion Bank	342,939	32,363,735
Total Banks		145,870,683
Capital Markets — 4.5%
Brookfield Asset Management Ltd., Class A Shares	77,262	4,052,626
Brookfield Corp.	427,074	19,634,655
TMX Group Ltd.	55,458	2,113,129
Total Capital Markets		25,800,410
Insurance — 8.2%
Fairfax Financial Holdings Ltd., Toronto Stock Exchange	4,439	8,471,228
Great-West Lifeco Inc.	54,984	2,715,205
iA Financial Corp. Inc.	18,486	2,398,224
Intact Financial Corp.	36,024	7,509,128
Manulife Financial Corp.	344,361	12,520,848
Power Corp. of Canada	109,020	5,801,940
Sun Life Financial Inc.	113,760	7,110,674
Total Insurance		46,527,247

Total Financials		218,198,340
Industrials — 10.7%
Aerospace & Defense — 0.9%
Bombardier Inc., Class A Shares	237	40,251 *
Bombardier Inc., Class B Shares	17,301	2,947,134 *
CAE Inc.	64,227	1,955,743 *
Total Aerospace & Defense		4,943,128
Commercial Services & Supplies — 3.0%
Element Fleet Management Corp.	81,291	2,137,910
GFL Environmental Inc.	53,562	2,303,860
RB Global Inc.	37,446	3,860,291
Waste Connections Inc.	51,666	9,073,164
Total Commercial Services & Supplies		17,375,225
Construction & Engineering — 1.6%
AtkinsRealis Group Inc.	33,417	2,159,946
Stantec Inc.	22,989	2,172,194
WSP Global Inc.	26,307	4,769,517
Total Construction & Engineering		9,101,657
Ground Transportation — 4.6%
Canadian National Railway Co.	112,812	11,172,153
Canadian Pacific Kansas City Ltd.	182,253	13,435,467
TFI International Inc.	15,642	1,618,917
Total Ground Transportation		26,226,537
Professional Services — 0.6%
Thomson Reuters Corp.	27,729	3,664,092

Total Industrials		61,310,639
Information Technology — 11.0%
Electronic Equipment, Instruments & Components — 1.2%
Celestica Inc.	22,989	6,809,239 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — 7.5%
CGI Inc.	39,579	$3,660,643
Shopify Inc., Class A Shares	243,873	39,318,572 *
Total IT Services		42,979,215
Software — 2.3%
Constellation Software Inc.	3,992	9,614,582
Descartes Systems Group Inc.	17,301	1,519,762 *
Open Text Corp.	49,533	1,615,265
Total Software		12,749,609

Total Information Technology		62,538,063
Materials — 15.1%
Chemicals — 1.1%
Nutrien Ltd.	98,592	6,093,536
Metals & Mining — 14.0%
Agnico Eagle Mines Ltd.	100,725	17,103,594
Alamos Gold Inc., Class A Shares	84,135	3,253,077
Barrick Mining Corp.	342,228	14,927,457
First Quantum Minerals Ltd.	137,460	3,690,336 *
Franco-Nevada Corp.	38,700	8,032,491
Ivanhoe Mines Ltd., Class A Shares	158,079	1,800,192 *
Kinross Gold Corp.	244,347	6,891,450
Lundin Gold Inc.	19,908	1,655,962
Lundin Mining Corp.	138,171	2,973,587
Pan American Silver Corp.	83,661	4,343,109
Teck Resources Ltd., Class B Shares	96,933	4,646,702
Wheaton Precious Metals Corp.	91,482	10,768,948
Total Metals & Mining		80,086,905

Total Materials		86,180,441
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
FirstService Corp.	8,295	1,291,678

Utilities — 2.2%
Electric Utilities — 1.9%
Emera Inc.	60,198	2,970,485
Fortis Inc.	102,147	5,317,680
Hydro One Ltd.	64,227	2,560,178 (a)
Total Electric Utilities		10,848,343
Gas Utilities — 0.3%
AltaGas Ltd.	59,724	1,823,417

Total Utilities		12,671,760
Total Common Stocks (Cost — $433,813,048)		570,604,028
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	3,981	$0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $433,813,048)				570,604,028
	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.1%
Time Deposits — 0.1%
Royal Bank of Canada (Cost — $729,528)	2.100%	1/2/26	$1,000,000	729,528
			Shares
Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $15,011)	3.620%		15,011	15,011 (e)(f)(g)

Total Short-Term Investments (Cost — $744,539)				744,539
Total Investments — 99.9% (Cost — $434,557,587)				571,348,567
Other Assets in Excess of Liabilities — 0.1%				728,609
Total Net Assets — 100.0%				$572,077,176

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $15,011 and the cost was $15,011 (Note 2).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P/TSX 60 Index	2	3/26	$540,045	$543,323	$3,278
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 20.4%
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H Shares	406,000	$602,988 (a)
Entertainment — 2.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	17,400	58,831
Beijing Enlight Media Co. Ltd., Class A Shares	23,200	54,444
Beijing Jetsen Technology Co. Ltd., Class A Shares	17,400	13,761
China Film Group Co. Ltd., Class A Shares	11,600	26,125
China Ruyi Holdings Ltd.	928,000	261,106 *
Damai Entertainment Holdings Ltd.	1,160,000	141,581 *
Giant Network Group Co. Ltd., Class A Shares	11,600	71,944
iQIYI Inc., ADR	44,950	86,304 *(b)
Kingnet Network Co. Ltd., Class A Shares	17,400	54,519
Kingsoft Corp. Ltd.	92,800	339,080
Mango Excellent Media Co. Ltd., Class A Shares	11,600	40,584
NetEase Cloud Music Inc.	8,700	207,901 *(a)
NetEase Inc.	160,466	4,424,231
Ourpalm Co. Ltd., Class A Shares	17,400	12,315 *
Perfect World Co. Ltd., Class A Shares	11,600	27,239
Talkweb Information System Co. Ltd., Class A Shares	7,600	36,040 *
Tencent Music Entertainment Group, ADR	43,732	766,622
Wanda Film Holding Co. Ltd., Class A Shares	17,400	28,219 *
Zhejiang Daily Digital Culture Group Co. Ltd., Class A Shares	11,600	21,372
Zhejiang Huace Film & Television Co. Ltd., Class A Shares	17,400	20,741
Total Entertainment		6,692,959
Interactive Media & Services — 17.5%
Autohome Inc., ADR	5,452	121,362
Baidu Inc., Class A Shares	188,500	3,184,653 *
Bilibili Inc., Class Z Shares	24,360	603,719 *
JOYY Inc., ADR	2,436	157,755
Kuaishou Technology	243,600	2,001,442 (a)
Kunlun Tech Co. Ltd., Class A Shares	11,600	69,301 *
Meitu Inc.	290,000	260,808 (a)
Tencent Holdings Ltd.	545,835	42,006,188
Weibo Corp., Class A Shares	8,120	82,468
Total Interactive Media & Services		48,487,696
Media — 0.2%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	23,200	38,290 *
China Literature Ltd.	34,800	147,454 *(a)
China South Publishing & Media Group Co. Ltd., Class A Shares	11,600	18,713
Chinese Universe Publishing and Media Group Co. Ltd., Class A Shares	11,600	15,522
Focus Media Information Technology Co. Ltd., Class A Shares	98,600	104,110
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	17,400	25,028
Leo Group Co. Ltd., Class A Shares	63,800	51,552
Oriental Pearl Group Co. Ltd., Class A Shares	23,200	32,740
People.cn Co. Ltd., Class A Shares	11,600	31,659
Total Media		465,068
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A Shares	197,200	$144,370

Total Communication Services		56,393,081
Consumer Discretionary — 26.5%
Automobile Components — 0.6%
Anhui Zhongding Sealing Parts Co. Ltd., Class A Shares	11,600	38,573
Bethel Automotive Safety Systems Co. Ltd., Class A Shares	5,840	42,897
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	1,900	33,582
Fuyao Glass Industry Group Co. Ltd., Class A Shares	11,600	107,642
Fuyao Glass Industry Group Co. Ltd., Class H Shares	52,600	454,130 (a)
Huayu Automotive Systems Co. Ltd., Class A Shares	23,200	66,476
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	3,900	67,217
Minth Group Ltd.	64,080	261,144
Ningbo Joyson Electronic Corp., Class A Shares	11,600	52,117
Ningbo Tuopu Group Co. Ltd., Class A Shares	11,600	128,266
Sailun Group Co. Ltd., Class A Shares	23,200	53,779
Shandong Linglong Tyre Co. Ltd., Class A Shares	11,600	24,147
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A Shares	11,600	29,166 *
Shenzhen Kedali Industry Co. Ltd., Class A Shares	1,800	40,709
Wanxiang Qianchao Co. Ltd., Class A Shares	29,000	71,462
Weifu High-Technology Group Co. Ltd., Class A Shares	5,800	17,134
Weifu High-Technology Group Co. Ltd., Class B Shares	17,400	31,789
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	17,400	39,911
Total Automobile Components		1,560,141
Automobiles — 4.0%
AIMA Technology Group Co. Ltd., Class A Shares	5,800	24,679
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	11,600	82,264 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	46,400	53,380 *
BAIC Motor Corp. Ltd., Class H Shares	232,000	57,527 *(a)
Brilliance China Automotive Holdings Ltd.	232,000	120,717
BYD Co. Ltd., Class A Shares	34,800	487,204
BYD Co. Ltd., Class H Shares	324,800	3,978,889
Chongqing Changan Automobile Co. Ltd., Class A Shares	58,000	98,551
Chongqing Changan Automobile Co. Ltd., Class B Shares	150,800	82,535
Chongqing Qianli Technology Co. Ltd., Class A Shares	29,000	44,165 *
Dongfeng Motor Group Co. Ltd., Class H Shares	190,900	216,322 *
Geely Automobile Holdings Ltd.	549,000	1,262,555
Great Wall Motor Co. Ltd., Class A Shares	23,200	75,218
Great Wall Motor Co. Ltd., Class H Shares	203,000	399,036
Guangzhou Automobile Group Co. Ltd., Class A Shares	34,800	40,683
Guangzhou Automobile Group Co. Ltd., Class H Shares	232,000	121,909
Li Auto Inc., Class A Shares	106,762	889,512 *
NIO Inc., Class A Shares	154,280	811,885 *
SAIC Motor Corp. Ltd., Class A Shares	58,000	126,471
Seres Group Co. Ltd., Class A Shares	11,600	201,024
XPeng Inc., Class A Shares	127,600	1,300,836 *
Yadea Group Holdings Ltd.	116,000	169,451 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	58,000	$362,300 *(a)
Total Automobiles		11,007,113
Broadline Retail — 14.6%
Alibaba Group Holding Ltd.	1,577,600	28,943,442
CCOOP Group Co. Ltd., Class A Shares	127,600	45,702 *
JD.com Inc., Class A Shares	223,300	3,201,681
MINISO Group Holding Ltd.	34,800	162,744
PDD Holdings Inc., ADR	66,990	7,595,996 *
Vipshop Holdings Ltd., ADR	19,720	348,847
Total Broadline Retail		40,298,412
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	46,400	37,027
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	34,800	79,522
Total Distributors		116,549
Diversified Consumer Services — 0.4%
New Oriental Education & Technology Group Inc.	133,400	723,944
Offcn Education Technology Co. Ltd., Class A Shares	40,600	15,938 *
TAL Education Group, ADR	36,308	396,120 *
Total Diversified Consumer Services		1,136,002
Hotels, Restaurants & Leisure — 4.7%
BTG Hotels Group Co. Ltd., Class A Shares	5,800	13,918
H World Group Ltd.	174,000	824,899
Haidilao International Holding Ltd.	138,000	252,650 (a)
Meituan, Class B Shares	469,800	6,235,028 *(a)
Shanghai Jinjiang International Hotels Co. Ltd., Class A Shares	5,800	20,998
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	17,400	23,386
Songcheng Performance Development Co. Ltd., Class A Shares	17,400	20,416
Tongcheng Travel Holdings Ltd.	116,000	334,430
TravelSky Technology Ltd., Class H Shares	79,000	104,339
Trip.com Group Ltd.	52,550	3,740,310
Yum China Holdings Inc.	30,800	1,458,583
Total Hotels, Restaurants & Leisure		13,028,957
Household Durables — 0.7%
Beijing Roborock Technology Co. Ltd., Class A Shares	1,559	33,963
Ecovacs Robotics Co. Ltd., Class A Shares	5,800	67,041
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	23,200	133,684
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A Shares	5,800	11,849
Haier Smart Home Co. Ltd., Class A Shares	40,600	151,757
Haier Smart Home Co. Ltd., Class H Shares	208,800	651,335
Hangzhou GreatStar Industrial Co. Ltd.	11,600	56,538
Hangzhou Robam Appliances Co. Ltd., Class A Shares	5,800	16,079
Hisense Home Appliances Group Co. Ltd., Class H Shares	26,000	77,430
Hisense Visual Technology Co. Ltd., Class A Shares	11,600	40,351
Jason Furniture Hangzhou Co. Ltd., Class A Shares	5,800	25,543
Midea Group Co. Ltd., Class H Shares	52,200	569,717
Shenzhen MTC Co. Ltd., Class A Shares	40,600	43,160
Sichuan Changhong Electric Co. Ltd., Class A Shares	34,800	45,370
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Zhejiang Supor Co. Ltd., Class A Shares	5,800	$36,628
Total Household Durables		1,960,445
Specialty Retail — 0.7%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	11,600	157,149
China Tourism Group Duty Free Corp. Ltd., Class H Shares	11,600	117,513 (a)
HLA Group Corp. Ltd., Class A Shares	40,600	35,191
Pop Mart International Group Ltd.	58,800	1,417,969 (a)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	29,000	21,314
Topsports International Holdings Ltd.	232,000	86,737 (a)
Zhongsheng Group Holdings Ltd.	58,000	86,588
Total Specialty Retail		1,922,461
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	109,790	1,136,196
Bosideng International Holdings Ltd.	348,000	199,406
Lao Feng Xiang Co. Ltd., Class B Shares	23,200	80,110
Laopu Gold Co. Ltd., Class H Shares	4,500	357,294
Li Ning Co. Ltd.	203,000	486,929
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	11,600	33,886 *
Xtep International Holdings Ltd.	116,000	79,137
Total Textiles, Apparel & Luxury Goods		2,372,958

Total Consumer Discretionary		73,403,038
Consumer Staples — 3.5%
Beverages — 1.7%
Anhui Gujing Distillery Co. Ltd., Class A Shares	2,200	41,794
Anhui Gujing Distillery Co. Ltd., Class B Shares	11,600	130,181
Beijing Shunxin Agriculture Co. Ltd., Class A Shares	5,800	12,174
Beijing Yanjing Brewery Co. Ltd., Class A Shares	23,200	37,326
China Resources Beer Holdings Co. Ltd.	137,418	462,915
Chongqing Brewery Co. Ltd., Class A Shares	5,800	43,409
Eastroc Beverage Group Co. Ltd., Class A Shares	2,910	111,477
Guangzhou Zhujiang Brewery Co. Ltd., Class A Shares	11,600	15,439
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	7,400	36,873
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	11,600	100,944
Kweichow Moutai Co. Ltd., Class A Shares	7,750	1,529,115
Luzhou Laojiao Co. Ltd., Class A Shares	9,000	149,855
Nongfu Spring Co. Ltd., Class H Shares	162,400	977,300 (a)
Shanghai Bairun Investment Holding Group Co. Ltd., Class A Shares	5,800	18,123
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	7,420	182,525
Sichuan Swellfun Co. Ltd., Class A Shares	5,800	31,958
Tsingtao Brewery Co. Ltd., Class A Shares	5,800	50,854
Tsingtao Brewery Co. Ltd., Class H Shares	56,173	351,609
Wuliangye Yibin Co. Ltd., Class A Shares	24,900	377,926
Yantai Changyu Pioneer Wine Co. Ltd., Class B Shares	23,200	23,935
ZJLD Group Inc.	58,000	64,680 (a)
Total Beverages		4,750,412
Consumer Staples Distribution & Retail — 0.5%
Alibaba Health Information Technology Ltd.	494,000	320,511 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
East Buy Holding Ltd.	29,000	$66,767 *(a)
JD Health International Inc.	89,900	641,029 *(a)
Ping An Healthcare and Technology Co. Ltd.	81,200	146,887 *(a)
Shenzhen Agricultural Power Group Co. Ltd., Class A Shares	11,600	17,101
Sun Art Retail Group Ltd.	174,000	38,674
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	7,600	23,650
Yonghui Superstores Co. Ltd., Class A Shares	58,000	38,972 *
Total Consumer Staples Distribution & Retail		1,293,591
Food Products — 0.9%
Angel Yeast Co. Ltd., Class A Shares	5,800	36,346
Beijing Dabeinong Technology Group Co. Ltd., Class A Shares	29,000	16,619
Bright Dairy & Food Co. Ltd., Class A Shares	11,600	13,445
China Feihe Ltd.	348,000	181,523 (a)
China Mengniu Dairy Co. Ltd.	262,000	501,885
Chongqing Fuling Zhacai Group Co. Ltd., Class A Shares	5,800	10,728
COFCO Sugar Holding Co. Ltd., Class A Shares	11,600	28,601
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	29,073	154,196
Fujian Sunner Development Co. Ltd., Class A Shares	11,600	27,488
Guangdong Haid Group Co. Ltd., Class A Shares	11,600	92,036
Heilongjiang Agriculture Co. Ltd., Class A Shares	11,600	24,845
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	23,200	87,981
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	40,600	166,357
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A Shares	5,800	14,583
Muyuan Foods Co. Ltd., Class A Shares	34,800	252,177
New Hope Liuhe Co. Ltd., Class A Shares	34,800	45,968
Tingyi Cayman Islands Holding Corp.	161,000	243,874
Uni-President China Holdings Ltd.	116,000	121,164
Want Want China Holdings Ltd.	348,000	207,454
Wens Foodstuff Group Co. Ltd., Class A Shares	40,600	98,185
Yihai International Holding Ltd.	58,000	93,891
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	11,600	47,763
Yuan Longping High-tech Agriculture Co. Ltd., Class A Shares	11,600	15,555
Total Food Products		2,482,664
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	145,000	50,112 (a)
C&S Paper Co. Ltd., Class A Shares	11,600	14,226
Total Household Products		64,338
Personal Care Products — 0.2%
By-health Co. Ltd., Class A Shares	11,600	19,960
Giant Biogene Holding Co. Ltd	46,400	198,393 (a)
Hengan International Group Co. Ltd.	58,000	207,901
Mao Geping Cosmetics Co. LTD, Class H Shares	8,500	89,221
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A Shares	5,800	32,914
Total Personal Care Products		548,389
Tobacco — 0.2%
RLX Technology Inc., ADR	58,290	135,816
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
Smoore International Holdings Ltd.	174,000	$266,248 (a)
Total Tobacco		402,064

Total Consumer Staples		9,541,458
Energy — 2.6%
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class A Shares	11,600	23,333
China Oilfield Services Ltd., Class H Shares	152,000	136,504
CNOOC Energy Technology & Services Ltd., Class A Shares	52,200	28,718
Offshore Oil Engineering Co. Ltd., Class A Shares	29,000	22,809
Sinopec Oilfield Service Corp., Class H Shares	232,000	20,865 *
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	5,800	58,856
Total Energy Equipment & Services		291,085
Oil, Gas & Consumable Fuels — 2.5%
China Coal Energy Co. Ltd., Class A Shares	34,800	62,022
China Coal Energy Co. Ltd., Class H Shares	194,000	247,999
China Merchants Energy Shipping Co. Ltd., Class A Shares	58,000	74,619
China Petroleum & Chemical Corp., Class A Shares	203,000	179,735
China Petroleum & Chemical Corp., Class H Shares	2,028,000	1,216,774
China Shenhua Energy Co. Ltd., Class A Shares	40,600	235,575
China Shenhua Energy Co. Ltd., Class H Shares	297,926	1,485,132
China Suntien Green Energy Corp. Ltd., Class H Shares	174,000	88,079
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	29,000	48,528
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	116,000	143,072
Guanghui Energy Co. Ltd., Class A Shares	46,400	32,706
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	17,400	69,576
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	75,400	144,014
Jizhong Energy Resources Co. Ltd., Class A Shares	23,200	17,882
Oriental Energy Co. Ltd., Class A Shares	11,600	13,461 *
PetroChina Co. Ltd., Class A Shares	174,000	259,506
PetroChina Co. Ltd., Class H Shares	1,836,000	1,976,704
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	17,400	19,619
Shaanxi Coal Industry Co. Ltd., Class A Shares	63,800	194,875
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	23,200	27,455
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	40,600	37,343
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	23,200	39,221
Yankuang Energy Group Co. Ltd., Class A Shares	34,800	65,562
Yankuang Energy Group Co. Ltd., Class H Shares	279,650	345,633
Total Oil, Gas & Consumable Fuels		7,025,092

Total Energy		7,316,177
Financials — 17.5%
Banks — 10.5%
Agricultural Bank of China Ltd., Class A Shares	539,400	593,499
Agricultural Bank of China Ltd., Class H Shares	2,726,000	2,024,318
Bank of Beijing Co. Ltd., Class A Shares	133,400	104,733
Bank of Changsha Co. Ltd., Class A Shares	29,000	40,301
Bank of Chengdu Co. Ltd., Class A Shares	29,000	66,975
Bank of China Ltd., Class A Shares	307,400	252,352
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of China Ltd., Class H Shares	6,032,000	$3,456,378
Bank of Communications Co. Ltd., Class A Shares	336,400	349,415
Bank of Communications Co. Ltd., Class H Shares	638,000	528,695
Bank of Guiyang Co. Ltd., Class A Shares	29,000	24,389
Bank of Hangzhou Co. Ltd., Class A Shares	40,600	88,879
Bank of Jiangsu Co. Ltd., Class A Shares	116,000	172,838
Bank of Nanjing Co. Ltd., Class A Shares	75,400	123,471
Bank of Ningbo Co. Ltd., Class A Shares	40,600	163,390
Bank of Qingdao Co. Ltd., Class A Shares	23,200	14,891
Bank of Shanghai Co. Ltd., Class A Shares	87,000	125,889
Bank of Zhengzhou Co. Ltd., Class A Shares	46,400	12,830
China Bohai Bank Co. Ltd., Class H Shares	232,000	28,316 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	87,000	95,975
China CITIC Bank Corp. Ltd., Class H Shares	812,000	724,003
China Construction Bank Corp., Class A Shares	133,400	177,358
China Construction Bank Corp., Class H Shares	7,714,000	7,621,335
China Everbright Bank Co. Ltd., Class A Shares	284,200	142,101
China Everbright Bank Co. Ltd., Class H Shares	290,000	135,620
China Merchants Bank Co. Ltd., Class A Shares	127,600	769,627
China Merchants Bank Co. Ltd., Class H Shares	333,400	2,261,646
China Minsheng Banking Corp. Ltd., Class A Shares	220,400	120,937
China Minsheng Banking Corp. Ltd., Class H Shares	580,000	292,850
China Zheshang Bank Co. Ltd., Class A Shares	139,200	60,626
China Zheshang Bank Co. Ltd., Class H Shares	290,000	93,891
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	58,000	53,680
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	174,000	137,483
CNPC Capital Co. Ltd., Class A Shares	52,200	71,794
Huaxia Bank Co. Ltd., Class A Shares	92,800	91,338
Industrial & Commercial Bank of China Ltd., Class A Shares	475,600	540,335
Industrial & Commercial Bank of China Ltd., Class H Shares	7,044,000	5,692,396
Industrial Bank Co. Ltd., Class A Shares	133,400	402,496
Ping An Bank Co. Ltd., Class A Shares	121,800	199,104
Postal Savings Bank of China Co. Ltd., Class A Shares	179,800	140,389
Postal Savings Bank of China Co. Ltd., Class H Shares	812,000	555,000 (a)
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	208,800	372,133
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	63,800	84,915
Total Banks		29,008,591
Capital Markets — 2.3%
Beijing Compass Technology Development Co. Ltd., Class A Shares	5,800	108,747 *
BOC International China Co. Ltd., Class A Shares	17,400	37,368
Caida Securities Co. Ltd., Class A Shares	23,200	22,170
Caitong Securities Co. Ltd., Class A Shares	34,800	43,475
Central China Securities Co. Ltd., Class A Shares	23,200	14,292
Central China Securities Co. Ltd., Class H Shares	58,000	16,096
Changjiang Securities Co. Ltd., Class A Shares	40,600	47,406
China Cinda Asset Management Co. Ltd., Class H Shares	1,044,000	171,686
China CITIC Financial Asset Management Co. Ltd., Class H Shares	1,682,000	179,361 *(a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
China Everbright Ltd.	76,000	$87,976
China Galaxy Securities Co. Ltd., Class A Shares	40,600	91,438
China Galaxy Securities Co. Ltd., Class H Shares	319,000	411,071
China Great Wall Securities Co. Ltd., Class A Shares	23,200	33,903
China International Capital Corp. Ltd., Class A Shares	19,500	97,780
China International Capital Corp. Ltd., Class H Shares	139,200	349,990 (a)
China Merchants Securities Co. Ltd., Class A Shares	46,400	110,616
China Merchants Securities Co. Ltd., Class H Shares	46,400	83,101 (a)
Chinalin Securities Co. Ltd., Class A Shares	5,800	12,738
CITIC Securities Co. Ltd., Class A Shares	75,400	310,136
CITIC Securities Co. Ltd., Class H Shares	145,000	510,439
CSC Financial Co. Ltd., Class A Shares	29,000	111,223
CSC Financial Co. Ltd., Class H Shares	58,000	95,679 (a)
Dongxing Securities Co. Ltd., Class A Shares	19,500	38,777
East Money Information Co. Ltd., Class A Shares	98,600	327,445
Everbright Securities Co. Ltd., Class A Shares	29,000	72,916
Everbright Securities Co. Ltd., Class H Shares	23,200	26,498 (a)
First Capital Securities Co. Ltd., Class A Shares	34,800	34,252
Founder Securities Co. Ltd., Class A Shares	52,200	58,333
GF Securities Co. Ltd., Class A Shares	34,800	109,785
GF Securities Co. Ltd., Class H Shares	81,200	183,713
Guangdong Golden Dragon Development Inc., Class A Shares	5,800	9,988 *
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A Shares	23,200	27,056
Guolian Minsheng Securities Co. Ltd., Class A Shares	23,200	33,803
Guosen Securities Co. Ltd., Class A Shares	40,600	76,315
Guosheng Securities Inc., Class A Shares	17,400	41,980 *
Guotai Haitong Securities Co. Ltd., Class A Shares	89,058	262,200
Guotai Haitong Securities Co. Ltd., Class H Shares	255,200	545,581 (a)
Guoyuan Securities Co. Ltd., Class A Shares	29,000	34,692
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	2,900	133,858
Huaan Securities Co. Ltd., Class A Shares	29,000	28,169
Huatai Securities Co. Ltd., Class A Shares	46,400	156,817
Huatai Securities Co. Ltd., Class H Shares	116,000	280,481 (a)
Huaxi Securities Co. Ltd., Class A Shares	17,400	23,134
Industrial Securities Co. Ltd., Class A Shares	58,000	61,657
J-Yuan Trust Co. Ltd., Class A Shares	69,600	28,219 *
Minmetals Capital Co. Ltd., Class A Shares	29,000	23,059
Nanjing Securities Co. Ltd., Class A Shares	23,200	26,325
Northeast Securities Co. Ltd., Class A Shares	17,400	23,233
Orient Securities Co. Ltd., Class A Shares	46,400	72,459
Orient Securities Co. Ltd., Class H Shares	92,800	81,551 (a)
Pacific Securities Co. Ltd., Class A Shares	40,600	23,906 *
SDIC Capital Co. Ltd., Class A Shares	40,600	44,497
Sealand Securities Co. Ltd., Class A Shares	46,400	28,186
Shaanxi International Trust Co. Ltd., Class A Shares	40,600	20,067
Shanxi Securities Co. Ltd., Class A Shares	29,000	24,887
Shenwan Hongyuan Group Co. Ltd., Class A Shares	139,200	105,099
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Shenwan Hongyuan Group Co. Ltd., Class H Shares	139,200	$54,367 (a)
Sinolink Securities Co. Ltd., Class A Shares	29,000	38,639
SooChow Securities Co. Ltd., Class A Shares	34,800	45,171
Southwest Securities Co. Ltd., Class A Shares	52,200	33,504
SPIC Industry-Finance Holdings Co. Ltd., Class A Shares	40,600	37,634
Tianfeng Securities Co. Ltd., Class A Shares	63,800	38,024 *
Western Securities Co. Ltd., Class A Shares	34,800	39,337
Xiangcai Co. Ltd., Class A Shares	17,400	27,571 *
Yangzijiang Financial Holding Ltd.	197,200	61,337
Zheshang Securities Co. Ltd., Class A Shares	29,000	44,913
Zhongtai Securities Co. Ltd., Class A Shares	46,400	43,209
Total Capital Markets		6,479,335
Consumer Finance — 0.1%
Lufax Holding Ltd., ADR	27,086	69,340 *
Qfin Holdings Inc., ADR	9,048	174,355
Total Consumer Finance		243,695
Financial Services — 0.1%
Far East Horizon Ltd.	232,000	239,645
Lakala Payment Co. Ltd., Class A Shares	5,800	23,666
Total Financial Services		263,311
Insurance — 4.5%
China Life Insurance Co. Ltd., Class H Shares	656,824	2,310,508
China Pacific Insurance Group Co. Ltd., Class A Shares	40,600	243,776
China Pacific Insurance Group Co. Ltd., Class H Shares	232,000	1,049,194
China Reinsurance Group Corp., Class H Shares	580,000	125,188
China Taiping Insurance Holdings Co. Ltd.	127,600	306,397
New China Life Insurance Co. Ltd., Class A Shares	11,600	115,835
New China Life Insurance Co. Ltd., Class H Shares	87,000	607,497
People’s Insurance Co. Group of China Ltd., Class A Shares	69,600	89,244
People’s Insurance Co. Group of China Ltd., Class H Shares	754,000	653,883
PICC Property & Casualty Co. Ltd., Class H Shares	608,000	1,277,944
Ping An Insurance Group Co. of China Ltd., Class A Shares	69,600	682,045
Ping An Insurance Group Co. of China Ltd., Class H Shares	569,800	4,769,380
Sunshine Insurance Group Co. Ltd., Class H Shares	203,000	101,194
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	87,000	179,846 *(a)
Total Insurance		12,511,931

Total Financials		48,506,863
Health Care — 5.1%
Biotechnology — 2.0%
3SBio Inc.	159,000	493,945 (a)
Akeso Inc.	60,000	871,074 *(a)
Anhui Anke Biotechnology Group Co. Ltd., Class A Shares	11,600	15,904
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	11,600	27,156
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	5,821	37,478 *
BeOne Medicines Ltd., Class H Shares	69,600	1,603,299 *
CanSino Biologics Inc., Class H Shares	11,600	52,042 *(a)
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	17,400	47,040
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Gan & Lee Pharmaceuticals Co. Ltd., Class A Shares	5,800	$56,563
Hualan Biological Engineering Inc., Class A Shares	11,600	25,145
Imeik Technology Development Co. Ltd., Class A Shares	2,020	41,014
Innovent Biologics Inc.	142,500	1,395,982 *(a)
Remegen Co. Ltd., Class H Shares	16,000	148,005 *(a)
Shanghai Junshi Biosciences Co. Ltd., Class A Shares	4,731	23,154 *
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	23,200	63,607 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	58,000	52,682
Shenzhen Kangtai Biological Products Co. Ltd., Class A Shares	5,800	12,273
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	4,800	241,866 *
Walvax Biotechnology Co. Ltd., Class A Shares	11,600	18,131
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	17,400	25,278
Zai Lab Ltd.	92,800	162,744 *
Total Biotechnology		5,414,382
Health Care Equipment & Supplies — 0.3%
Angelalign Technology Inc.	4,400	33,692 (a)
APT Medical Inc., Class A Shares	725	25,268
Intco Medical Technology Co. Ltd., Class A Shares	5,800	32,324
Jafron Biomedical Co. Ltd., Class A Shares	5,800	16,345
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	11,600	63,501
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	17,400	39,412
Microport Scientific Corp.	87,000	120,940 *
Ovctek China Inc., Class A Shares	5,800	12,207
Shandong Pharmaceutical Glass Co. Ltd., Class A Shares	5,800	16,561
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	208,800	134,666
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	5,219	93,838
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	7,300	199,183
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	5,800	46,741
Total Health Care Equipment & Supplies		834,678
Health Care Providers & Services — 0.3%
Aier Eye Hospital Group Co. Ltd., Class A Shares	63,800	100,362
China Meheco Group Co. Ltd., Class A Shares	11,600	17,168
China National Accord Medicines Corp. Ltd., Class B Shares	5,800	9,948
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	11,600	42,777
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	19,200	43,711
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A Shares	5,800	23,566
Huadong Medicine Co. Ltd., Class A Shares	11,600	65,562
Hygeia Healthcare Holdings Co. Ltd.	34,800	55,530 *(a)
Jinxin Fertility Group Ltd.	203,000	62,072 *(a)
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	40,600	29,781
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	29,000	21,937
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	23,200	59,363
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	58,000	84,800
Sinopharm Group Co. Ltd., Class H Shares	116,000	289,721
Topchoice Medical Corp., Class A Shares	5,800	33,413
Total Health Care Providers & Services		939,711
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — 0.0%††
Winning Health Technology Group Co. Ltd., Class A Shares	17,400	$21,987
Life Sciences Tools & Services — 1.0%
Genscript Biotech Corp.	116,000	185,099 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	5,800	47,115
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	11,600	63,399 (a)
Joinn Laboratories China Co. Ltd., Class H Shares	11,600	30,701 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	11,600	47,248
Pharmaron Beijing Co. Ltd., Class H Shares	29,000	72,989 (a)
WuXi AppTec Co. Ltd., Class A Shares	17,400	225,952
WuXi AppTec Co. Ltd., Class H Shares	34,800	441,287 (a)
WuXi Biologics Cayman Inc.	305,968	1,235,901 *(a)
WuXi XDC Cayman Inc.	35,000	273,174 *
Total Life Sciences Tools & Services		2,622,865
Pharmaceuticals — 1.5%
Apeloa Pharmaceutical Co. Ltd., Class A Shares	11,600	27,039
Beijing Tong Ren Tang Co. Ltd., Class A Shares	11,600	53,613
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	2,200	29,171
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A Shares	5,800	24,904
China Medical System Holdings Ltd.	116,000	192,253
China Resources Double Crane Pharmaceutical Co. Ltd., Class A Shares	11,600	30,396
China Resources Pharmaceutical Group Ltd.	174,000	99,480 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	11,600	47,298
China Traditional Chinese Medicine Holdings Co. Ltd.	348,000	93,444
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	11,600	59,945
CSPC Pharmaceutical Group Ltd.	716,000	775,471
Dong-E-E-Jiao Co. Ltd., Class A Shares	5,800	40,783
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	5,800	42,644
Hansoh Pharmaceutical Group Co. Ltd.	98,500	456,592 (a)
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A Shares	5,800	51,602 *
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	40,600	346,498
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H Shares	11,400	104,355 *
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A Shares	5,800	20,051
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A Shares	11,600	32,457
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	17,400	28,792
Kangmei Pharmaceutical Co. Ltd., Class A Shares	98,600	26,981 *
Livzon Pharmaceutical Group Inc., Class A Shares	5,800	28,635
Livzon Pharmaceutical Group Inc., Class H Shares	13,400	49,100
Luye Pharma Group Ltd.	174,000	61,253 *(a)
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A Shares	11,600	15,007
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	4,747	70,831
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	17,400	66,036
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	29,000	72,840
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	6,700	47,563
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	11,600	28,369
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	1,543	71,425 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	11,600	48,777
Sino Biopharmaceutical Ltd.	870,000	690,769
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Tasly Pharmaceutical Group Co. Ltd., Class A Shares	11,600	$25,045
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A Shares	23,200	11,700
Yifan Pharmaceutical Co. Ltd., Class A Shares	11,600	19,876
Yunnan Baiyao Group Co. Ltd., Class A Shares	11,600	94,330
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	3,400	82,214
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	11,600	28,202
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A Shares	5,800	14,874
Zhejiang Medicine Co. Ltd., Class A Shares	5,800	11,517
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A Shares	5,800	23,557
Total Pharmaceuticals		4,145,689

Total Health Care		13,979,312
Industrials — 6.7%
Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A Shares	11,600	35,415
AECC Aviation Power Co. Ltd., Class A Shares	17,400	99,789
AviChina Industry & Technology Co. Ltd., Class H Shares	232,000	118,332
Avicopter PLC, Class A Shares	5,800	30,022
Kuang-Chi Technologies Co. Ltd., Class A Shares	11,600	81,035 *
Total Aerospace & Defense		364,593
Air Freight & Logistics — 0.8%
CMST Development Co. Ltd., Class A Shares	17,400	14,010
Eastern Air Logistics Co. Ltd., Class A Shares	11,600	30,595
J&T Global Express Ltd.	522,000	700,829 *
JD Logistics Inc.	168,200	246,784 *(a)
SF Holding Co. Ltd., Class A Shares	29,000	159,210
SF Holding Co. Ltd., Class H Shares	23,200	103,369
Sinotrans Ltd., Class A Shares	29,000	25,178
Sinotrans Ltd., Class H Shares	174,000	108,422
STO Express Co. Ltd., Class A Shares	11,600	22,303
YTO Express Group Co. Ltd., Class A Shares	23,200	54,577
ZTO Express Cayman Inc.	37,700	786,113
Total Air Freight & Logistics		2,251,390
Building Products — 0.0%††
Beijing New Building Materials PLC, Class A Shares	11,600	41,498
China Lesso Group Holdings Ltd.	58,000	34,576
Zhejiang Weixing New Building Materials Co. Ltd., Class A Shares	11,600	17,334
Zhuzhou Kibing Group Co. Ltd., Class A Shares	17,400	14,782
Total Building Products		108,190
Commercial Services & Supplies — 0.1%
Beijing Originwater Technology Co. Ltd., Class A Shares	29,000	16,287
China Everbright Environment Group Ltd.	290,000	179,585
China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A Shares	23,200	15,223
Eternal Asia Supply Chain Management Ltd., Class A Shares	23,200	15,821
Zhefu Holding Group Co. Ltd., Class A Shares	46,400	27,654
Zhejiang Weiming Environment Protection Co. Ltd., Class A Shares	11,600	42,179
Total Commercial Services & Supplies		296,749
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 0.6%
China Communications Services Corp. Ltd., Class H Shares	232,000	$133,534
China Conch Venture Holdings Ltd.	116,000	140,091
China Energy Engineering Corp. Ltd., Class A Shares	226,200	76,157
China Energy Engineering Corp. Ltd., Class H Shares	348,000	47,393
China National Chemical Engineering Co. Ltd., Class A Shares	46,400	50,056
China Railway Group Ltd., Class A Shares	133,400	103,395
China Railway Group Ltd., Class H Shares	366,000	180,096
China State Construction Engineering Corp. Ltd., Class A Shares	261,000	191,825
China State Construction International Holdings Ltd.	144,000	168,541
Metallurgical Corp. of China Ltd., Class A Shares	116,000	49,359
Metallurgical Corp. of China Ltd., Class H Shares	290,000	68,183
Power Construction Corp. of China Ltd., Class A Shares	110,200	82,098
Shanghai Construction Group Co. Ltd., Class A Shares	58,000	22,020
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	29,000	26,964
Shenzhen SED Industry Co. Ltd., Class A Shares	11,600	32,158
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	46,400	66,144
Sinoma International Engineering Co., Class A Shares	17,400	25,901
Sinopec Engineering Group Co. Ltd., Class H Shares	116,000	114,159
Total Construction & Engineering		1,578,074
Electrical Equipment — 1.6%
Beijing Easpring Material Technology Co. Ltd., Class A Shares	5,800	48,029
China XD Electric Co. Ltd., Class A Shares	40,600	52,932
CNGR Advanced Material Co. Ltd., Class A Shares	5,800	38,498
Contemporary Amperex Technology Co. Ltd., Class A Shares	27,300	1,436,428
Contemporary Amperex Technology Co. Ltd., Class H Shares	6,700	435,132
Dongfang Electric Corp. Ltd., Class A Shares	17,400	60,526
Dongfang Electric Corp. Ltd., Class H Shares	34,800	111,775
Eve Energy Co. Ltd., Class A Shares	12,500	117,766
Fangda Carbon New Material Co. Ltd., Class A Shares	29,000	23,641
GEM Co. Ltd., Class A Shares	40,600	48,627
Ginlong Technologies Co. Ltd., Class A Shares	5,800	59,338
Goldwind Science & Technology Co. Ltd., Class A Shares	23,200	67,806
Goldwind Science & Technology Co. Ltd., Class H Shares	69,600	119,912
Goneo Group Co. Ltd., Class A Shares	7,560	44,223
Gotion High-tech Co. Ltd., Class A Shares	11,600	64,997
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A Shares	5,800	53,729
Jiangsu Linyang Energy Co. Ltd., Class A Shares	17,400	13,636
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	23,200	60,227
Jiangxi Special Electric Motor Co. Ltd., Class A Shares	11,600	16,187 *
JL Mag Rare-Earth Co. Ltd., Class A Shares	5,800	28,344
Ming Yang Smart Energy Group Ltd., Class A Shares	17,400	36,097
NARI Technology Co. Ltd., Class A Shares	52,200	168,118
Ningbo Deye Technology Co. Ltd., Class A Shares	5,969	73,715
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	5,800	49,649
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	11,600	38,257
Qingdao TGOOD Electric Co. Ltd., Class A Shares	5,800	21,339
Shanghai Electric Group Co. Ltd., Class A Shares	81,200	100,163 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Shanghai Electric Group Co. Ltd., Class H Shares	232,000	$115,352 *
Shanghai Moons’ Electric Co. Ltd., Class A Shares	5,800	60,119
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A Shares	11,600	43,741
Sungrow Power Supply Co. Ltd., Class A Shares	13,240	324,439
Sunwoda Electronic Co. Ltd., Class A Shares	11,600	43,459
TBEA Co. Ltd., Class A Shares	29,000	92,319
Titan Wind Energy Suzhou Co. Ltd., Class A Shares	11,600	11,401
Wolong Electric Group Co. Ltd., Class A Shares	11,600	81,599
Xuji Electric Co. Ltd., Class A Shares	11,600	42,728
Zhejiang Chint Electrics Co. Ltd., Class A Shares	13,400	53,543
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	11,600	113,441
Total Electrical Equipment		4,371,232
Ground Transportation — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	278,400	205,411
Daqin Railway Co. Ltd., Class A Shares	127,600	94,330
Full Truck Alliance Co. Ltd., ADR	70,263	753,922
Guangshen Railway Co. Ltd., Class A Shares	46,400	20,209
Guangshen Railway Co. Ltd., Class H Shares	116,000	32,340
Total Ground Transportation		1,106,212
Industrial Conglomerates — 0.3%
China Baoan Group Co. Ltd., Class A Shares	17,400	24,555
CITIC Ltd.	433,000	670,904
Fosun International Ltd.	203,000	114,234
Shanghai Industrial Holdings Ltd.	58,000	107,229
Total Industrial Conglomerates		916,922
Machinery — 1.5%
China CSSC Holdings Ltd., Class A Shares	46,400	221,099
China International Marine Containers Group Co. Ltd., Class A Shares	17,400	25,153
China International Marine Containers Group Co. Ltd., Class H Shares	63,800	76,640
CRRC Corp. Ltd., Class A Shares	156,600	153,011
CRRC Corp. Ltd., Class H Shares	375,000	288,109
Dongguan Yiheda Automation Co. Ltd., Class A Shares	5,800	22,037
FAW Jiefang Group Co. Ltd., Class A Shares	23,200	22,535
Guangxi Liugong Machinery Co. Ltd., Class A Shares	11,600	19,727
Haitian International Holdings Ltd.	58,000	165,129
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	11,600	68,454
Harbin Boshi Automation Co. Ltd., Class A Shares	5,800	13,968
Hefei Meiya Optoelectronic Technology Inc., Class A Shares	5,800	17,093
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	7,780	122,508
Kaishan Group Co. Ltd., Class A Shares	5,800	11,675
Keda Industrial Group Co. Ltd., Class A Shares	11,600	23,051
North Industries Group Red Arrow Co. Ltd., Class A Shares	11,600	30,263 *
RoboTechnik Intelligent Technology Co. Ltd., Class A Shares	900	30,082
Sany Heavy Equipment International Holdings Co. Ltd.	116,000	129,063
Sany Heavy Industry Co. Ltd., Class A Shares	52,200	158,022
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	5,800	70,224
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	23,200	36,888
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	104,400	$28,919
Shenzhen Inovance Technology Co. Ltd., Class A Shares	17,400	187,787
Siasun Robot & Automation Co. Ltd., Class A Shares	11,600	30,230 *
Sinotruk Hong Kong Ltd.	58,000	205,815
Tian Di Science & Technology Co. Ltd., Class A Shares	29,000	24,222
Weichai Power Co. Ltd., Class A Shares	40,600	100,046
Weichai Power Co. Ltd., Class H Shares	174,000	421,391
XCMG Construction Machinery Co. Ltd., Class A Shares	75,400	125,091
Yangzijiang Shipbuilding Holdings Ltd.	220,400	596,417
Yantai Eddie Precision Machinery Co. Ltd., Class A Shares	5,800	15,730
Yutong Bus Co. Ltd., Class A Shares	17,400	81,516
ZCZL Industrial Technology Group Co. Ltd.	11,600	40,800
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	17,400	137,880
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H Shares	22,800	112,250
Zhuzhou CRRC Times Electric Co. Ltd., Class A Shares	5,358	39,372
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	34,800	168,199
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	52,200	64,540
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	127,600	127,051
Total Machinery		4,211,987
Marine Transportation — 0.2%
COSCO Shipping Holdings Co. Ltd., Class A Shares	81,200	176,594
COSCO Shipping Holdings Co. Ltd., Class H Shares	232,000	409,841
Total Marine Transportation		586,435
Passenger Airlines — 0.3%
Air China Ltd., Class A Shares	81,200	109,004 *
Air China Ltd., Class H Shares	116,000	105,367 *
China Eastern Airlines Corp. Ltd., Class A Shares	116,000	99,714 *
China Eastern Airlines Corp. Ltd., Class H Shares	174,000	119,152 *
China Southern Airlines Co. Ltd., Class A Shares	87,000	99,839 *
China Southern Airlines Co. Ltd., Class H Shares	116,000	86,737 *
Hainan Airlines Holding Co. Ltd., Class A Shares	301,600	78,209 *
Juneyao Airlines Co. Ltd., Class A Shares	17,400	37,094
Spring Airlines Co. Ltd., Class A Shares	5,800	49,442
Total Passenger Airlines		784,558
Professional Services — 0.2%
Kanzhun Ltd., ADR	26,814	546,469
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A Shares	5,800	23,267
COSCO Shipping Development Co. Ltd., Class A Shares	92,800	33,504
COSCO Shipping Development Co. Ltd., Class H Shares	290,000	39,121
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B Shares	23,200	15,799
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	11,600	16,769
Xiamen C & D Inc., Class A Shares	23,200	30,745
Xiamen ITG Group Corp. Ltd., Class A Shares	17,400	17,924
Total Trading Companies & Distributors		177,129
Transportation Infrastructure — 0.5%
Anhui Expressway Co. Ltd., Class H Shares	28,000	47,053
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Beijing Capital International Airport Co. Ltd., Class H Shares	232,000	$82,266 *
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	46,400	67,008
China Merchants Port Holdings Co. Ltd.	103,900	202,100
COSCO Shipping Ports Ltd.	92,588	66,614
Jiangsu Expressway Co. Ltd., Class A Shares	11,600	20,126
Jiangsu Expressway Co. Ltd., Class H Shares	116,000	148,884
Liaoning Port Co. Ltd., Class A Shares	133,400	30,579
Ningbo Zhoushan Port Co. Ltd., Class A Shares	52,200	27,147
Qingdao Port International Co. Ltd., Class H Shares	58,000	51,864 (a)
Shandong Hi-speed Co. Ltd., Class A Shares	23,200	32,407
Shanghai International Airport Co. Ltd., Class A Shares	17,400	81,666
Shanghai International Port Group Co. Ltd., Class A Shares	69,600	54,045
Shenzhen Airport Co. Ltd., Class A Shares	11,600	11,617
Shenzhen Expressway Corp. Ltd., Class H Shares	44,000	40,193
Shenzhen International Holdings Ltd.	116,000	128,914
Shenzhen Yan Tian Port Holding Co. Ltd., Class A Shares	23,200	14,791
TangShan Port Group Co. Ltd., Class A Shares	40,600	22,336
Zhejiang Expressway Co. Ltd., Class H Shares	152,631	140,600
Total Transportation Infrastructure		1,270,210

Total Industrials		18,570,150
Information Technology — 8.7%
Communications Equipment — 0.7%
Addsino Co. Ltd., Class A Shares	11,600	54,859 *
BYD Electronic International Co. Ltd.	65,500	283,089
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	11,600	53,314
Glarun Technology Co. Ltd., Class A Shares	11,600	46,965
Guangzhou Haige Communications Group Inc. Co., Class A Shares	17,400	39,262
Hengtong Optic-electric Co. Ltd., Class A Shares	17,400	61,648
Hytera Communications Corp. Ltd., Class A Shares	11,600	18,813 *
Shenzhen Sunway Communication Co. Ltd., Class A Shares	5,800	51,519
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	5,800	168,708
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H Shares	28,500	189,304 (a)
Yealink Network Technology Corp. Ltd., Class A Shares	11,600	59,247
Zhongji Innolight Co. Ltd., Class A Shares	6,800	594,274
ZTE Corp., Class A Shares	29,000	157,216
ZTE Corp., Class H Shares	69,600	242,686
Total Communications Equipment		2,020,904
Electronic Equipment, Instruments & Components — 1.8%
Accelink Technologies Co. Ltd., Class A Shares	5,800	58,125
Avary Holding Shenzhen Co. Ltd., Class A Shares	11,600	84,059
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A Shares	8,500	16,513
BOE Technology Group Co. Ltd., Class A Shares	232,000	139,932
BOE Technology Group Co. Ltd., Class B Shares	69,600	25,842
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	11,600	76,032
China Railway Signal & Communication Corp. Ltd., Class A Shares	50,228	39,362
China Railway Signal & Communication Corp. Ltd., Class H Shares	174,000	74,442 (a)
China Zhenhua Group Science & Technology Co. Ltd., Class A Shares	5,800	43,550
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Eoptolink Technology Inc. Ltd., Class A Shares	5,800	$358,040
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	87,000	33,155 *
Foxconn Industrial Internet Co. Ltd., Class A Shares	69,600	618,727
GoerTek Inc., Class A Shares	23,200	95,493
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A Shares	5,800	32,931
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	11,600	32,407
Hgtech Co. Ltd., Class A Shares	6,700	76,148
IRICO Display Devices Co. Ltd., Class A Shares	29,000	26,964 *
Kingboard Holdings Ltd.	58,000	218,781
Kingboard Laminates Holdings Ltd.	58,000	98,287
Lens Technology Co. Ltd., Class A Shares	34,800	150,917
Lens Technology Co. Ltd., Class H Shares	11,400	36,967
Leyard Optoelectronic Co. Ltd., Class A Shares	17,400	15,755
Lingyi iTech Guangdong Co., Class A Shares	52,200	116,217
Luxshare Precision Industry Co. Ltd., Class A Shares	46,400	376,986
Maxscend Microelectronics Co. Ltd., Class A Shares	3,032	35,394
OFILM Group Co. Ltd., Class A Shares	23,200	35,299 *
Raytron Technology Co. Ltd., Class A Shares	2,936	42,400
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A Shares	1,659	32,299
Shengyi Electronics Co. Ltd., Class A Shares	4,161	57,044
Shengyi Technology Co. Ltd., Class A Shares	11,600	118,677
Shennan Circuits Co. Ltd., Class A Shares	5,800	193,022
Shenzhen Everwin Precision Technology Co. Ltd., Class A Shares	11,600	77,279
Shenzhen Huaqiang Industry Co. Ltd., Class A Shares	5,800	20,458
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	11,600	42,013
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	5,800	60,734
Sunny Optical Technology Group Co. Ltd.	60,700	511,195
SUPCON Technology Co. Ltd., Class A Shares	4,747	33,556
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	11,600	140,680
TCL Technology Group Corp., Class A Shares	127,600	82,996
Tianma Microelectronics Co. Ltd., Class A Shares	23,200	30,014 *
Unisplendour Corp. Ltd., Class A Shares	17,400	61,324
Universal Scientific Industrial Shanghai Co. Ltd., Class A Shares	11,600	49,857
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	5,800	238,965
Wingtech Technology Co. Ltd., Class A Shares	11,600	61,956 *
Wuhan Guide Infrared Co. Ltd., Class A Shares	29,000	60,950 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	12,500	130,857
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	11,600	41,747
Zhejiang Dahua Technology Co. Ltd., Class A Shares	23,200	62,953
Total Electronic Equipment, Instruments & Components		5,067,301
IT Services — 0.2%
Beijing Sinnet Technology Co. Ltd., Class A Shares	11,600	20,790
Beijing Ultrapower Software Co. Ltd., Class A Shares	17,400	28,718
China TransInfo Technology Co. Ltd., Class A Shares	11,600	19,561 *
DHC Software Co. Ltd., Class A Shares	23,200	30,413
GDS Holdings Ltd., Class A Shares	75,400	326,457 *
Isoftstone Information Technology Group Co. Ltd., Class A Shares	5,800	39,412
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	11,600	$87,748
Taiji Computer Corp. Ltd., Class A Shares	5,800	20,350
Wangsu Science & Technology Co. Ltd., Class A Shares	17,400	25,552
Total IT Services		599,001
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	3,819	149,216 (c)
All Winner Technology Co. Ltd., Class A Shares	7,030	42,331
Amlogic Shanghai Co. Ltd., Class A Shares	2,542	31,768 *
ASR Microelectronics Co. Ltd., Class A Shares	2,850	33,731 *
Bestechnic Shanghai Co. Ltd., Class A Shares	1,034	33,619
Cambricon Technologies Corp. Ltd., Class A Shares	2,715	527,270 *
China Resources Microelectronics Ltd., Class A Shares	7,923	60,002
CSI Solar Co. Ltd., Class A Shares	23,200	49,558
Daqo New Energy Corp., ADR	3,770	111,215 *
Flat Glass Group Co. Ltd., Class A Shares	11,600	26,042 *
Flat Glass Group Co. Ltd., Class H Shares	33,000	39,981 *
GalaxyCore Inc., Class A Shares	23,200	49,658
GCL System Integration Technology Co. Ltd., Class A Shares	46,400	18,613 *
GCL Technology Holdings Ltd.	2,262,000	308,052 *
GigaDevice Semiconductor Inc., Class A Shares	5,800	178,031
Hangzhou Chang Chuan Technology Co. Ltd., Class A Shares	5,800	84,184
Hangzhou First Applied Material Co. Ltd., Class A Shares	17,400	34,800
Hangzhou Lion Microelectronics Co. Ltd., Class A Shares	5,800	28,934 *
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	11,600	47,215
Hongyuan Green Energy Co. Ltd., Class A Shares	5,800	25,344 *
Hua Hong Semiconductor Ltd., Class H Shares	63,000	601,388 *(a)
Hwatsing Technology Co. Ltd., Class A Shares	2,700	58,054
Hygon Information Technology Co. Ltd., Class A Shares	14,558	468,049
Ingenic Semiconductor Co. Ltd., Class A Shares	3,200	48,615
JA Solar Technology Co. Ltd., Class A Shares	19,892	32,631 *
JCET Group Co. Ltd., Class A Shares	11,600	61,125
Jinko Solar Co. Ltd., Class A Shares	63,684	51,458 *
LONGi Green Energy Technology Co. Ltd., Class A Shares	46,400	120,986 *
Loongson Technology Corp. Ltd., Class A Shares	2,234	42,283 *
Montage Technology Co. Ltd., Class A Shares	7,309	123,353
National Silicon Industry Group Co. Ltd., Class A Shares	20,996	65,094 *
NAURA Technology Group Co. Ltd., Class A Shares	4,010	263,743
Nexchip Semiconductor Corp., Class A Shares	12,760	60,674
OmniVision Integrated Circuits Group Inc.	7,300	131,673
Piotech Inc., Class A Shares	1,958	92,571
Rockchip Electronics Co. Ltd., Class A Shares	2,900	74,071
Sanan Optoelectronics Co. Ltd., Class A Shares	34,800	70,448
SG Micro Corp., Class A Shares	3,454	33,966
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	11,600	22,269 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	25,000	145,564
Shenzhen Goodix Technology Co. Ltd., Class A Shares	5,800	65,645
Suzhou Maxwell Technologies Co. Ltd., Class A Shares	1,800	53,121
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	29,000	$35,606 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	29,000	45,578
TongFu Microelectronics Co. Ltd., Class A Shares	11,600	62,654
Tongwei Co. Ltd., Class A Shares	29,000	85,256 *
Trina Solar Co. Ltd., Class A Shares	16,066	38,094 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	5,800	65,487 (c)
United Nova Technology Co. Ltd., Class A Shares	56,666	54,312 *
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	3,249	63,756 *
Xinjiang Daqo New Energy Co. Ltd., Class A Shares	11,600	44,572 *
Xinyi Solar Holdings Ltd.	348,000	132,789
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A Shares	5,800	56,505
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	11,600	61,075
Total Semiconductors & Semiconductor Equipment		5,312,029
Software — 1.1%
360 Security Technology Inc., Class A Shares	46,400	74,254
Beijing E-Hualu Information Technology Co. Ltd., Class A Shares	5,800	14,500 *
Beijing Kingsoft Office Software Inc., Class A Shares	2,879	126,656
Beijing Shiji Information Technology Co. Ltd., Class A Shares	17,400	26,998
CETC Cyberspace Security Technology Co. Ltd., Class A Shares	5,800	17,068
China National Software & Service Co. Ltd., Class A Shares	5,800	38,473 *
Empyrean Technology Co. Ltd., Class A Shares	3,600	54,841
Horizon Robotics	765,600	851,814 *
Hundsun Technologies Inc., Class A Shares	11,600	50,106
Iflytek Co. Ltd., Class A Shares	17,400	125,366
Jiangsu Hoperun Software Co. Ltd., Class A Shares	5,800	41,132
Kingdee International Software Group Co. Ltd.	259,000	442,232 *
Longshine Technology Group Co. Ltd., Class A Shares	11,600	25,277
NavInfo Co. Ltd., Class A Shares	17,400	22,461 *
Newland Digital Technology Co. Ltd., Class A Shares	5,800	23,532
Sangfor Technologies Inc., Class A Shares	2,700	44,546
SenseTime Group Inc., Class B Shares	2,378,000	672,140 *(a)
Shanghai Baosight Software Co. Ltd., Class A Shares	13,603	40,361
Shanghai Baosight Software Co. Ltd., Class B Shares	69,600	71,131
Shanghai Stonehill Technology Co. Ltd., Class A Shares	40,600	41,240 *
Shenzhen Infogem Technologies Co. Ltd., Class A Shares	5,800	33,313 *
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A Shares	5,800	13,229 *
Yonyou Network Technology Co. Ltd., Class A Shares	23,200	44,074 *
Total Software		2,894,744
Technology Hardware, Storage & Peripherals — 3.0%
Anker Innovations Technology Co. Ltd., Class A Shares	5,800	95,052
China Greatwall Technology Group Co. Ltd., Class A Shares	23,200	47,896 *
GRG Banking Equipment Co. Ltd., Class A Shares	17,400	34,426
Huaqin Technology Co. Ltd., Class A Shares	5,800	75,400
IEIT Systems Co. Ltd., Class A Shares	11,600	110,683
Legend Holdings Corp., Class H Shares	52,200	59,554 *(a)
Ninestar Corp., Class A Shares	11,600	33,604 *
Shenzhen Longsys Electronics Co. Ltd., Class A Shares	2,100	73,663 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	7,125	$67,535
Xiaomi Corp., Class B Shares	1,519,600	7,672,677 *(a)
Total Technology Hardware, Storage & Peripherals		8,270,490

Total Information Technology		24,164,469
Materials — 5.2%
Chemicals — 1.2%
Canmax Technologies Co. Ltd., Class A Shares	5,800	45,378
Cathay Biotech Inc., Class A Shares	4,503	32,128
Chengxin Lithium Group Co. Ltd., Class A Shares	5,800	28,610 *
Do-Fluoride New Materials Co. Ltd., Class A Shares	5,800	28,178
Ganfeng Lithium Group Co. Ltd., Class A Shares	11,600	104,517
Ganfeng Lithium Group Co. Ltd., Class H Shares	34,800	232,268 (a)
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	11,600	76,996
Hangzhou Oxygen Plant Group Co. Ltd., Class A Shares	5,800	24,821
Haohua Chemical Science & Technology Co. Ltd., Class A Shares	5,800	26,557
Hengli Petrochemical Co. Ltd., Class A Shares	34,800	112,328
Hengyi Petrochemical Co. Ltd., Class A Shares	23,200	35,797
Hoshine Silicon Industry Co. Ltd., Class A Shares	5,800	43,791
Huafon Chemical Co. Ltd., Class A Shares	29,000	45,702
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	11,600	57,469
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	29,000	30,911
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	58,000	40,052
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	40,600	63,343 *
Jiangsu Yangnong Chemical Co. Ltd., Class A Shares	5,800	57,660
Jiangsu Yoke Technology Co. Ltd., Class A Shares	5,800	61,574
Kingfa Sci & Tech Co. Ltd., Class A Shares	17,400	48,710
LB Group Co. Ltd., Class A Shares	17,400	48,810
Levima Advanced Materials Corp., Class A Shares	5,800	16,461
Luxi Chemical Group Co. Ltd., Class A Shares	11,600	27,538
Meihua Holdings Group Co. Ltd., Class A Shares	23,200	33,670
Ningbo Shanshan Co. Ltd., Class A Shares	17,400	33,679 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	46,400	130,493
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	34,800	140,398 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	63,800	107,035
Satellite Chemical Co. Ltd., Class A Shares	23,200	58,765
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	17,400	78,350
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	11,600	45,436
Shenzhen Capchem Technology Co. Ltd., Class A Shares	5,800	43,542
Shenzhen Senior Technology Material Co. Ltd., Class A Shares	11,600	25,344
Sichuan Hebang Biotechnology Co. Ltd., Class A Shares	69,600	22,535 *
Sichuan Yahua Industrial Group Co. Ltd., Class A Shares	5,800	20,566
Sinoma Science & Technology Co. Ltd., Class A Shares	11,600	60,394
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	46,400	18,480
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	232,000	40,835
Skshu Paint Co. Ltd., Class A Shares	5,800	38,448
Sunresin New Materials Co. Ltd., Class A Shares	5,800	51,311
Tangshan Sanyou Chemical Industries Co. Ltd., Class A Shares	17,400	15,431
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Tianqi Lithium Corp., Class A Shares	11,600	$92,036 *
Tianqi Lithium Corp., Class H Shares	11,600	76,081 *
Tongkun Group Co. Ltd., Class A Shares	17,400	42,902
Valiant Co. Ltd., Class A Shares	5,800	12,456
Wanhua Chemical Group Co. Ltd., Class A Shares	17,400	191,152
Yonfer Agricultural Technology Co. Ltd., Class A Shares	11,600	25,959
Yunnan Energy New Material Co. Ltd., Class A Shares	5,800	47,065 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	11,600	55,524
Zangge Mining Co. Ltd., Class A Shares	11,600	140,265
Zhejiang Juhua Co. Ltd., Class A Shares	17,400	95,776
Zhejiang Longsheng Group Co. Ltd., Class A Shares	23,200	35,432
Zhejiang NHU Co. Ltd., Class A Shares	23,200	83,727
Zhejiang Yongtai Technology Co. Ltd., Class A Shares	5,800	20,707 *
Total Chemicals		3,173,393
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A Shares	29,000	90,823
Anhui Conch Cement Co. Ltd., Class H Shares	103,780	294,400
BBMG Corp., Class A Shares	69,600	16,652
BBMG Corp., Class H Shares	232,000	21,759
BBMG Jidong Cement Group Co. Ltd., Class A Shares	23,200	14,658
China Jushi Co. Ltd., Class A Shares	29,000	71,047
China National Building Material Co. Ltd., Class H Shares	348,000	228,915
China Resources Building Materials Technology Holdings Ltd.	232,000	46,200
CSG Holding Co. Ltd., Class B Shares	104,400	22,936
Huaxin Building Materials Group Co. Ltd., Class A Shares	11,600	40,783
Huaxin Building Materials Group Co. Ltd., Class H Shares	29,000	67,140
TianShan Material Co. Ltd., Class A Shares	29,000	22,103 *
Total Construction Materials		937,416
Containers & Packaging — 0.0%††
ORG Technology Co. Ltd., Class A Shares	17,400	14,833
Shenzhen YUTO Packaging Technology Co. Ltd., Class A Shares	5,800	23,690
Total Containers & Packaging		38,523
Metals & Mining — 3.6%
Aluminum Corp. of China Ltd., Class A Shares	81,200	142,159
Aluminum Corp. of China Ltd., Class H Shares	348,000	544,120
Angang Steel Co. Ltd., Class A Shares	46,400	16,818 *
Angang Steel Co. Ltd., Class H Shares	116,000	28,167 *
Baoshan Iron & Steel Co. Ltd., Class A Shares	133,400	142,384
Beijing Shougang Co. Ltd., Class A Shares	29,000	20,358
Chifeng Jilong Gold Mining Co. Ltd., Class A Shares	11,600	51,918
Chifeng Jilong Gold Mining Co. Ltd., Class H Shares	13,400	51,235
China Hongqiao Group Ltd.	277,000	1,160,884
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	23,200	153,294
China Rare Earth Resources and Technology Co. Ltd., Class A Shares	5,800	38,589 *
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	17,400	40,808
CMOC Group Ltd., Class A Shares	110,200	315,762
CMOC Group Ltd., Class H Shares	315,000	778,647
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	23,200	$74,553 *
Hangzhou Iron & Steel Co., Class A Shares	23,200	27,122 *
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	17,400	68,479
Hesteel Co. Ltd., Class A Shares	81,200	26,873
Huaibei Mining Holdings Co. Ltd., Class A Shares	17,400	27,696
Hunan Gold Corp. Ltd., Class A Shares	11,600	35,050
Hunan Valin Steel Co. Ltd., Class A Shares	46,400	37,360
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	278,400	94,928
Inner Mongolia ERDOS Resources Co. Ltd., Class A Shares	11,600	20,541
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	40,600	41,818
Jiangxi Copper Co. Ltd., Class A Shares	17,400	136,908
Jiangxi Copper Co. Ltd., Class H Shares	92,000	506,836
Jinduicheng Molybdenum Co. Ltd., Class A Shares	23,200	51,785
Maanshan Iron & Steel Co. Ltd., Class A Shares	46,400	28,053 *
Maanshan Iron & Steel Co. Ltd., Class H Shares	116,000	37,407 *
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	63,800	28,335 *
Shandong Gold Mining Co. Ltd., Class A Shares	23,200	128,665
Shandong Gold Mining Co. Ltd., Class H Shares	87,000	386,741 (a)
Shandong Humon Smelting Co. Ltd., Class A Shares	5,800	11,151
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	81,200	62,587
Shanjin International Gold Co. Ltd., Class A Shares	17,400	60,651
Shanxi Meijin Energy Co. Ltd., Class A Shares	34,800	23,433 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	46,400	32,507 *
Shenghe Resources Holding Co. Ltd., Class A Shares	11,600	35,781
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	29,000	24,305
Shougang Fushan Resources Group Ltd.	232,000	87,333
Sinomine Resource Group Co. Ltd., Class A Shares	5,800	65,271
Tianshan Aluminum Group Co. Ltd., Class A Shares	29,000	67,224
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	81,200	69,916
Western Mining Co. Ltd., Class A Shares	17,400	68,902
Western Superconducting Technologies Co. Ltd., Class A Shares	3,675	39,267
Xiamen Tungsten Co. Ltd., Class A Shares	11,600	68,238
Xinxing Ductile Iron Pipes Co. Ltd., Class A Shares	29,000	17,367
Yunnan Aluminium Co. Ltd., Class A Shares	23,200	109,154
Yunnan Copper Co. Ltd., Class A Shares	17,400	51,128
Yunnan Tin Co. Ltd., Class A Shares	11,600	46,334
Zhaojin Mining Industry Co. Ltd., Class H Shares	145,000	572,660
Zhejiang Hailiang Co. Ltd., Class A Shares	17,400	31,560
Zhongjin Gold Corp. Ltd., Class A Shares	29,000	97,055
Zijin Mining Group Co. Ltd., Class A Shares	127,600	630,144
Zijin Mining Group Co. Ltd., Class H Shares	526,000	2,409,862
Total Metals & Mining		9,926,123
Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	116,000	41,729
Nine Dragons Paper Holdings Ltd.	116,000	88,079 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
Shandong Sun Paper Industry JSC Ltd., Class A Shares	17,400	$39,262
Total Paper & Forest Products		169,070

Total Materials		14,244,525
Real Estate — 1.5%
Real Estate Management & Development — 1.5%
C&D International Investment Group Ltd.	58,000	116,619
China Jinmao Holdings Group Ltd.	580,000	90,165
China Merchants Property Operation & Service Co. Ltd., Class A Shares	5,800	8,875
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	58,000	71,794
China Overseas Land & Investment Ltd.	323,500	509,138
China Resources Land Ltd.	261,000	912,083
China Resources Mixc Lifestyle Services Ltd.	58,000	319,974 (a)
China Vanke Co. Ltd., Class A Shares	63,800	42,503 *
China Vanke Co. Ltd., Class H Shares	191,400	80,657 *
China World Trade Center Co. Ltd., Class A Shares	5,800	16,469
Country Garden Services Holdings Co. Ltd.	174,000	134,801
Gemdale Corp., Class A Shares	34,800	15,256 *
Grandjoy Holdings Group Co. Ltd., Class A Shares	34,800	14,060 *
Greenland Holdings Corp. Ltd., Class A Shares	87,000	20,691 *
Greentown China Holdings Ltd.	87,000	94,673
Hainan Airport Infrastructure Co. Ltd., Class A Shares	75,400	57,577
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	23,200	33,404
Hopson Development Holdings Ltd.	92,800	35,649 *
KE Holdings Inc., ADR	54,810	863,806
Longfor Group Holdings Ltd.	174,000	191,359 (a)
Poly Developments and Holdings Group Co. Ltd., Class A Shares	75,400	65,894
Poly Property Services Co. Ltd., Class H Shares	11,600	47,512
Quzhou Xin’an Development Co. Ltd., Class A Shares	58,000	32,158 *
Seazen Group Ltd.	232,000	61,104 *
Seazen Holdings Co. Ltd., Class A Shares	17,400	34,775 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	23,200	17,075
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	17,400	29,166
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A Shares	17,400	19,718
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	87,000	34,887
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	11,600	72,958
Shenzhen Investment Ltd.	232,000	23,547 *
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	63,800	22,668 *
Yango Group Co. Ltd., Class A Shares	20,300	0 *(c)(d)(e)
Youngor Fashion Co. Ltd., Class A Shares	34,800	37,891
Yuexiu Property Co. Ltd.	116,000	59,017
Zhuhai Huafa Properties Co. Ltd., Class A Shares	17,400	10,520

Total Real Estate		4,198,443
Utilities — 2.0%
Gas Utilities — 0.6%
Beijing Enterprises Holdings Ltd.	39,500	161,481
China Gas Holdings Ltd.	243,600	240,361
China Resources Gas Group Ltd.	81,200	235,979
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Gas Utilities — continued
ENN Energy Holdings Ltd.	63,800	$567,221
ENN Natural Gas Co. Ltd., Class A Shares	23,200	69,002
Kunlun Energy Co. Ltd.	348,000	332,195
Shenzhen Gas Corp. Ltd., Class A Shares	17,400	16,453
Towngas Smart Energy Co. Ltd.	116,000	57,527
Total Gas Utilities		1,680,219
Independent Power and Renewable Electricity Producers — 1.2%
Beijing Jingneng Clean Energy Co. Ltd., Class H Shares	116,000	33,830
CECEP Solar Energy Co. Ltd., Class A Shares	29,000	18,447
CECEP Wind-Power Corp., Class A Shares	52,200	22,062
CGN Power Co. Ltd., Class A Shares	116,000	62,488
CGN Power Co. Ltd., Class H Shares	928,000	349,334 (a)
China Green Electricity Investment of Tianjin Co. Ltd., Class A Shares	11,600	13,644
China Longyuan Power Group Corp. Ltd., Class H Shares	290,000	247,395
China National Nuclear Power Co. Ltd., Class A Shares	127,600	158,130
China Power International Development Ltd.	348,000	144,413
China Resources Power Holdings Co. Ltd.	176,000	391,413
China Three Gorges Renewables Group Co. Ltd., Class A Shares	174,000	101,958
China Yangtze Power Co. Ltd., Class A Shares	150,800	587,433
Datang International Power Generation Co. Ltd., Class A Shares	69,600	34,800
Datang International Power Generation Co. Ltd., Class H Shares	232,000	65,873
Fujian Funeng Co. Ltd., Class A Shares	23,200	31,476
GD Power Development Co. Ltd., Class A Shares	110,200	79,572
Guangdong Electric Power Development Co. Ltd., Class A Shares	17,400	11,018
Guangdong Electric Power Development Co. Ltd., Class B Shares	81,200	19,717
Guangxi Guiguan Electric Power Co. Ltd., Class A Shares	11,600	13,013
Huadian Power International Corp. Ltd., Class A Shares	63,800	45,337
Huadian Power International Corp. Ltd., Class H Shares	116,000	60,656
Huaneng Lancang River Hydropower Inc., Class A Shares	46,400	60,360
Huaneng Power International Inc., Class A Shares	58,000	61,989
Huaneng Power International Inc., Class H Shares	348,000	256,188
Hubei Energy Group Co. Ltd., Class A Shares	52,200	33,953
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	40,600	26,059
SDIC Power Holdings Co. Ltd., Class A Shares	46,400	87,217
Shaanxi Energy Investment Co. Ltd., Class A Shares	17,400	23,208
Shanghai Electric Power Co. Ltd., Class A Shares	23,200	66,543
Shenergy Co. Ltd., Class A Shares	34,800	38,789
Shenzhen Energy Group Co. Ltd., Class A Shares	34,800	32,507
Sichuan Chuantou Energy Co. Ltd., Class A Shares	34,800	69,301
Sichuan New Energy Power Co. Ltd., Class A Shares	11,600	19,361
Wintime Energy Group Co. Ltd., Class A Shares	150,800	33,919 *
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares	58,000	41,132
Total Independent Power and Renewable Electricity Producers		3,342,535
Water Utilities — 0.2%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares	58,000	24,929
Beijing Enterprises Water Group Ltd.	348,000	109,986
Chengdu Xingrong Environment Co. Ltd., Class A Shares	23,200	23,832
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — continued
Guangdong Investment Ltd.		232,000	$202,387
Zhongshan Public Utilities Group Co. Ltd., Class A Shares		11,600	19,361
Total Water Utilities			380,495

Total Utilities			5,403,249
Total Investments before Short-Term Investments (Cost — $240,216,107)			275,720,765
	Rate
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $362,210)	3.620%	362,210	362,210 (f)(g)(h)

Investments from Cash Collateral Received for Loaned Securities — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $66,800)	3.620%	66,800	66,800 (f)(g)(h)

Total Short-Term Investments (Cost — $429,010)			429,010
Total Investments — 99.8% (Cost — $240,645,117)			276,149,775
Other Assets in Excess of Liabilities — 0.2%			462,480
Total Net Assets — 100.0%			$276,612,255

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at December 31, 2025.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Value is less than $1.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $429,010 and the cost was $429,010 (Note 2).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI China Index	13	3/26	$440,020	$439,725	$(295)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 2.9%
Diversified Telecommunication Services — 1.9%
BT Group PLC	47,696	$118,075
Cellnex Telecom SA	4,784	154,117 (a)
Deutsche Telekom AG	29,376	954,288
Elisa oyj	1,168	51,770
Infrastrutture Wireless Italiane SpA	2,672	24,744 (a)
Koninklijke KPN NV	31,888	148,905
Orange SA	17,616	293,786
Swisscom AG, Registered Shares	208	151,094
Telecom Italia SpA	93,344	56,327 *
Telecom Italia SpA, Savings Shares	51,424	37,626 *
Telefonica SA	34,672	142,237
Telekom Austria AG	704	7,441
Telenor ASA	5,360	77,954
Telia Co. AB	19,504	83,315
Total Diversified Telecommunication Services		2,301,679
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	480	44,253
Universal Music Group NV	7,968	208,029
Total Entertainment		252,282
Interactive Media & Services — 0.2%
Auto Trader Group PLC	7,264	57,294 (a)
Rightmove PLC	6,496	45,400
Scout24 SE	592	59,654 (a)
Vend Marketplaces ASA, Class B Shares	1,200	33,311
Total Interactive Media & Services		195,659
Media — 0.3%
Informa PLC	10,880	129,366
Publicis Groupe SA	1,920	199,833
RTL Group SA	304	12,300
WPP PLC	9,120	41,400
Total Media		382,899
Wireless Telecommunication Services — 0.3%
Airtel Africa PLC	5,680	27,137 (a)
Tele2 AB, Class B Shares	4,576	76,715
Vodafone Group PLC	158,864	211,287
Total Wireless Telecommunication Services		315,139

Total Communication Services		3,447,658
Consumer Discretionary — 7.9%
Automobile Components — 0.2%
Aumovio SE	456	22,996 *
Cie Generale des Etablissements Michelin SCA	5,600	186,193
Continental AG	912	72,792
Pirelli & C. SpA	3,184	21,898 (a)
Total Automobile Components		303,879
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — 1.2%
Bayerische Motoren Werke AG	2,464	$269,533
Ferrari NV	1,008	377,292
Mercedes-Benz Group AG	6,400	451,515
Renault SA	1,568	65,227
Stellantis NV	18,160	201,785
Volkswagen AG	240	29,624
Volvo Car AB, Class B Shares	5,232	17,423 *
Total Automobiles		1,412,399
Broadline Retail — 0.7%
Allegro.eu SA	6,752	58,257 *(a)
Next PLC	976	179,587
Prosus NV	10,368	643,539
Total Broadline Retail		881,383
Distributors — 0.0%††
D’ieteren Group	176	31,812
Diversified Consumer Services — 0.1%
Pearson PLC	5,408	76,377
Hotels, Restaurants & Leisure — 1.1%
Accor SA	1,856	105,109
Amadeus IT Group SA	3,744	276,316
Compass Group PLC	14,352	456,350
Delivery Hero SE	1,856	49,525 *(a)
Entain PLC	5,024	51,803
Evolution AB	1,072	73,236 (a)
FDJ UNITED	944	26,187
InterContinental Hotels Group PLC	1,216	171,082
Sodexo SA	688	35,311
Whitbread PLC	1,456	49,939
Total Hotels, Restaurants & Leisure		1,294,858
Household Durables — 0.2%
Barratt Redrow PLC	11,280	57,821
Berkeley Group Holdings PLC	784	41,169
Persimmon PLC	2,640	48,239
SEB SA	208	12,043
Taylor Wimpey PLC	30,032	43,424
Total Household Durables		202,696
Specialty Retail — 0.8%
Avolta AG	752	44,745
Fielmann Group AG	208	10,639
H & M Hennes & Mauritz AB, Class B Shares	4,112	82,920
Industria de Diseno Textil SA	9,360	619,337
JD Sports Fashion PLC	20,560	23,357
Kingfisher PLC	14,512	61,037
Zalando SE	1,984	59,045 *(a)
Total Specialty Retail		901,080
Textiles, Apparel & Luxury Goods — 3.6%
adidas AG	1,408	279,545
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Brunello Cucinelli SpA	288	$33,290
Burberry Group PLC	2,992	51,069 *
Cie Financiere Richemont SA, Registered Shares	4,480	972,905
Hermes International SCA	288	717,749
Kering SA	592	209,278
LPP SA	11	63,671
LVMH Moet Hennessy Louis Vuitton SE	2,160	1,636,244
Moncler SpA	1,904	122,810
Pandora A/S	640	71,209
Swatch Group AG, Bearer Shares	240	50,969
Swatch Group AG, Registered Shares	384	16,703
Total Textiles, Apparel & Luxury Goods		4,225,442

Total Consumer Discretionary		9,329,926
Consumer Staples — 8.8%
Beverages — 1.4%
Anheuser-Busch InBev SA/NV	8,096	522,008
Carlsberg AS, Class B Shares	768	100,861
Coca-Cola Europacific Partners PLC	1,792	165,108
Coca-Cola HBC AG	1,696	87,644
Davide Campari-Milano NV	4,752	30,908
Diageo PLC	18,832	406,166
Heineken Holding NV	960	70,354
Heineken NV	2,352	192,643
Pernod Ricard SA	1,616	138,737
Total Beverages		1,714,429
Consumer Staples Distribution & Retail — 0.9%
Axfood AB	896	28,206
Carrefour SA	4,784	79,952
Dino Polska SA	4,000	46,006 *(a)
J Sainsbury PLC	14,448	63,158
Jeronimo Martins SGPS SA	2,320	55,203
Kesko oyj, Class B Shares	2,240	50,642
Koninklijke Ahold Delhaize NV	7,584	310,588
Marks & Spencer Group PLC	17,344	76,984
Tesco PLC	53,456	317,659
Total Consumer Staples Distribution & Retail		1,028,398
Food Products — 3.0%
AAK AB	1,536	43,953
Associated British Foods PLC	2,480	70,951
Barry Callebaut AG, Registered Shares	32	52,751
Chocoladefabriken Lindt & Spruengli AG	17	248,697
Danone SA	5,360	483,334
Emmi AG, Registered Shares	16	14,844
JDE Peet’s NV	1,312	49,092
Kerry Group PLC, Class A Shares	1,376	126,052
Lotus Bakeries NV	3	27,658
Magnum Ice Cream Co. NV	4,080	65,245 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Mowi ASA	3,664	$88,341
Nestle SA, Registered Shares	21,408	2,127,695
Orkla ASA	5,616	62,636
Salmar ASA	592	36,241
Total Food Products		3,497,490
Household Products — 0.6%
Essity AB, Class B Shares	4,960	142,686
Henkel AG & Co. KGaA	816	62,293
Reckitt Benckiser Group PLC	5,760	465,004
Total Household Products		669,983
Personal Care Products — 1.8%
Beiersdorf AG	880	96,820
L’Oreal SA	1,936	833,552
Unilever PLC	18,144	1,185,940
Total Personal Care Products		2,116,312
Tobacco — 1.1%
British American Tobacco PLC	18,000	1,020,247
Imperial Brands PLC	6,448	270,507
Total Tobacco		1,290,754

Total Consumer Staples		10,317,366
Energy — 4.1%
Energy Equipment & Services — 0.1%
Tenaris SA	2,944	57,085
Oil, Gas & Consumable Fuels — 4.0%
Aker BP ASA	2,592	66,015
Bollore SE	5,760	32,431
BP PLC	132,672	772,333
Eni SpA	16,976	321,791
Equinor ASA	5,760	135,337
Galp Energia SGPS SA	3,520	60,481
Koninklijke Vopak NV	464	20,642
Neste oyj	3,504	79,877
OMV AG	1,200	66,972
ORLEN SA	4,928	131,740
Repsol SA	9,280	173,565
Shell PLC	48,928	1,803,210
TotalEnergies SE	15,520	1,013,265
Var Energi ASA	6,336	20,729
Total Oil, Gas & Consumable Fuels		4,698,388

Total Energy		4,755,473
Financials — 25.1%
Banks — 13.9%
ABN AMRO Bank NV, CVA	4,896	171,296 (a)
AIB Group PLC	18,096	195,526
Banca Monte dei Paschi di Siena SpA	17,568	188,377
Banco Bilbao Vizcaya Argentaria SA	47,952	1,129,161
Banco BPM SpA	12,416	189,857
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Banco Comercial Portugues SA	75,872	$79,858
Banco de Sabadell SA	42,176	166,681
Banco Santander SA	125,472	1,483,922
Bank of Ireland Group PLC	8,128	156,315
Bank Polska Kasa Opieki SA	1,488	84,888
Bankinter SA	5,264	87,511
Banque Cantonale Vaudoise, Registered Shares	240	30,415
Barclays PLC	117,728	753,667
BAWAG Group AG	656	99,387 (a)
BNP Paribas SA	8,384	795,506
BPER Banca SpA	11,760	160,214
CaixaBank SA	30,384	372,725
Commerzbank AG	5,696	241,497
Credit Agricole SA	7,856	161,925
Danske Bank A/S	5,312	266,118
DNB Bank ASA	6,880	192,004
Erste Group Bank AG	2,368	286,175
FinecoBank Banca Fineco SpA	5,168	134,744
HSBC Holdings PLC	145,280	2,293,709
ING Groep NV	25,168	709,701
Intesa Sanpaolo SpA	129,920	903,453
KBC Group NV	1,920	250,863
Lloyds Banking Group PLC	500,688	661,597
mBank SA	112	33,068 *
Mediobanca Banca di Credito Finanziario SpA	944	19,718
NatWest Group PLC	68,368	599,384
Nordea Bank Abp	27,488	519,277
Powszechna Kasa Oszczednosci Bank Polski SA	7,248	171,684
Raiffeisen Bank International AG	1,088	48,940
Santander Bank Polska SA	352	53,399
Skandinaviska Enskilda Banken AB, Class A Shares	12,784	270,551
Skandinaviska Enskilda Banken AB, Class C Shares	128	2,755
Societe Generale SA	5,968	481,667
Standard Chartered PLC	15,488	379,561
Svenska Handelsbanken AB, Class A Shares	12,208	177,913
Svenska Handelsbanken AB, Class B Shares	304	7,644
Swedbank AB, Class A Shares	6,848	238,523
UniCredit SpA	12,944	1,078,132
Total Banks		16,329,308
Capital Markets — 3.5%
3i Group PLC	8,144	357,432
Amundi SA	496	41,126 (a)
CVC Capital Partners PLC	1,808	30,365 (a)
Deutsche Bank AG, Registered Shares	14,992	582,980
Deutsche Boerse AG	1,552	407,749
DWS Group GmbH & Co. KGaA	256	16,987 (a)
EQT AB	4,544	179,319
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Euronext NV	752	$113,048 (a)
ICG PLC	2,320	64,095
Julius Baer Group Ltd.	1,744	137,363
London Stock Exchange Group PLC	4,176	502,827
Partners Group Holding AG	182	225,682
Schroders PLC	6,240	34,160
St James’s Place PLC	4,304	80,150
Swissquote Group Holding SA, Registered Shares	96	59,012
UBS Group AG, Registered Shares	26,992	1,259,229
VZ Holding AG	128	24,138
Total Capital Markets		4,115,662
Financial Services — 1.5%
Adyen NV	224	361,731 *(a)
Banca Mediolanum SpA	1,792	40,977
Edenred SE	2,016	44,773
Eurazeo SE	320	20,031
EXOR NV	736	62,625
Groupe Bruxelles Lambert NV	656	58,515
Industrivarden AB, Class A Shares	944	42,537
Industrivarden AB, Class C Shares	1,312	59,062
Investor AB, Class A Shares	4,064	144,904
Investor AB, Class B Shares	14,880	533,296
L E Lundbergforetagen AB, Class B Shares	608	33,735
M&G PLC	17,968	69,217
Nexi SpA	4,336	21,495 (a)
Poste Italiane SpA	3,856	97,276 (a)
Sofina SA	128	37,131
Wendel SE	208	20,080
Wise PLC, Class A Shares	6,352	76,125 *
Total Financial Services		1,723,510
Insurance — 6.2%
Admiral Group PLC	2,128	90,906
Aegon Ltd.	11,504	89,712
Ageas SA/NV	1,504	105,629
Allianz SE, Registered Shares	3,264	1,496,945
ASR Nederland NV	1,312	93,408
Aviva PLC	25,696	236,545
AXA SA	14,112	678,865
Beazley PLC	4,928	55,148
Generali	8,192	343,954
Gjensidige Forsikring ASA	1,584	47,425
Hannover Rueck SE	512	160,071
Helvetia Baloise Holding AG, Registered Shares	688	181,672
Hiscox Ltd.	2,784	53,286
Legal & General Group PLC	47,312	166,665
Mapfre SA	7,760	39,025
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,104	728,945
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
NN Group NV	2,208	$170,476
Phoenix Group Holdings PLC	6,304	62,492
Powszechny Zaklad Ubezpieczen SA	4,816	89,402
Prudential PLC	21,792	335,468
Sampo oyj, Class A Shares	20,944	254,094
SCOR SE	1,488	50,226
Swiss Life Holding AG, Registered Shares	240	277,731
Swiss Re AG	2,496	418,547
Talanx AG	512	68,430
Tryg A/S	2,544	66,604
Unipol Assicurazioni SpA	3,184	76,921
Zurich Insurance Group AG	1,200	911,530
Total Insurance		7,350,122

Total Financials		29,518,602
Health Care — 13.5%
Biotechnology — 0.6%
Argenx SE	512	431,025 *
Genmab A/S	528	168,290 *
Grifols SA	2,496	31,366
Swedish Orphan Biovitrum AB	1,632	58,916 *
Total Biotechnology		689,597
Health Care Equipment & Supplies — 1.7%
Alcon AG	4,208	336,109
BioMerieux	368	47,671
Carl Zeiss Meditec AG, Bearer Shares	304	14,281
Coloplast A/S, Class B Shares	1,136	97,602
Convatec Group PLC	14,896	48,727 (a)
Demant A/S	688	23,281 *
DiaSorin SpA	176	14,184
EssilorLuxottica SA	2,432	770,906
Getinge AB, Class B Shares	1,840	43,671
Koninklijke Philips NV	6,496	177,303
Siemens Healthineers AG	2,496	131,680 (a)
Smith & Nephew PLC	7,184	119,674
Sonova Holding AG, Registered Shares	416	108,746
Straumann Holding AG, Registered Shares	928	109,474
Total Health Care Equipment & Supplies		2,043,309
Health Care Providers & Services — 0.3%
Amplifon SpA	1,072	17,311
Fresenius Medical Care AG	1,776	85,018
Fresenius SE & Co. KGaA	3,488	200,646
NMC Health PLC	1,159	0 *(b)(c)(d)
Total Health Care Providers & Services		302,975
Life Sciences Tools & Services — 0.5%
Bachem Holding AG	192	14,517
Eurofins Scientific SE	960	70,354
Lonza Group AG, Registered Shares	576	391,004
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — continued
QIAGEN NV	1,808	$82,505
Sartorius Stedim Biotech	240	59,192
Total Life Sciences Tools & Services		617,572
Pharmaceuticals — 10.4%
AstraZeneca PLC	12,688	2,353,400
Bayer AG, Registered Shares	8,320	361,641
Galderma Group AG	1,467	300,159
GSK PLC	33,808	829,663
H Lundbeck A/S	2,208	14,985
H Lundbeck A/S, Class A Shares	416	2,368
Haleon PLC	75,328	379,747
Hikma Pharmaceuticals PLC	1,296	27,019
Ipsen SA	288	40,251
Merck KGaA	1,088	156,659
Novartis AG, Registered Shares	16,240	2,246,644
Novo Nordisk A/S, Class B Shares	26,960	1,378,819
Orion oyj, Class B Shares	880	65,783
Recordati Industria Chimica e Farmaceutica SpA	912	51,991
Roche Holding AG, Bearer Shares	240	101,544
Roche Holding AG, Vienna Stock Exchange	5,952	2,465,694
Sandoz Group AG	3,504	255,817
Sanofi SA	9,072	881,350
UCB SA	1,008	282,466
Total Pharmaceuticals		12,196,000

Total Health Care		15,849,453
Industrials — 18.8%
Aerospace & Defense — 4.8%
Airbus SE	4,944	1,152,006
BAE Systems PLC	25,440	586,498
Dassault Aviation SA	144	46,305
Hensoldt AG	512	44,137
Kongsberg Gruppen ASA	3,456	88,603
Leonardo SpA	3,408	196,764
Melrose Industries PLC	10,592	83,828
MTU Aero Engines AG	448	186,943
Rheinmetall AG	384	703,994
Rolls-Royce Holdings PLC	71,760	1,109,989
Saab AB, Class B Shares	3,024	176,346
Safran SA	2,944	1,028,285
Thales SA	752	202,956
Total Aerospace & Defense		5,606,654
Air Freight & Logistics — 0.7%
Deutsche Post AG	7,824	429,397
DSV A/S	1,616	410,378
InPost SA	2,176	26,757 *
Total Air Freight & Logistics		866,532
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — 1.0%
Assa Abloy AB, Class B Shares	8,224	$320,171
Belimo Holding AG, Registered Shares	80	78,864
Cie de Saint-Gobain SA	3,824	390,546
Geberit AG, Registered Shares	272	212,725
Kingspan Group PLC	1,296	112,863
Nibe Industrier AB, Class B Shares	12,304	47,541
ROCKWOOL A/S, Class B Shares	672	23,817
Total Building Products		1,186,527
Commercial Services & Supplies — 0.2%
Rentokil Initial PLC	21,264	127,990
Securitas AB, Class B Shares	3,984	63,614
SPIE SA	1,232	71,275
Verisure PLC	2,272	37,357 *
Total Commercial Services & Supplies		300,236
Construction & Engineering — 1.2%
Ackermans & van Haaren NV	176	47,955
ACS Actividades de Construccion y Servicios SA	1,504	149,877
Bouygues SA	1,584	82,506
Eiffage SA	640	92,002
Ferrovial SE	4,000	259,976
HOCHTIEF AG	128	50,661
Skanska AB, Class B Shares	2,768	75,755
Strabag SE	160	15,221
Sweco AB, Class B Shares	1,728	28,285
Vinci SA	4,224	595,553
Total Construction & Engineering		1,397,791
Electrical Equipment — 3.4%
ABB Ltd., Registered Shares	13,296	993,865
Legrand SA	2,128	318,027
Prysmian SpA	2,416	245,101
Schneider Electric SE	4,592	1,266,834
Siemens Energy AG	6,288	889,147 *
Vestas Wind Systems A/S	8,512	232,087
Total Electrical Equipment		3,945,061
Ground Transportation — 0.0%††
Ayvens SA	2,976	39,985 (a)
Industrial Conglomerates — 1.7%
Aker ASA, Class A Shares	176	13,401
DCC PLC	832	51,814
Investment AB Latour, Class B Shares	1,136	27,775
Lifco AB, Class B Shares	1,856	70,867
Metlen Energy & Metals PLC	944	49,004 *
Siemens AG, Registered Shares	6,208	1,743,640
Smiths Group PLC	2,768	87,567
Total Industrial Conglomerates		2,044,068
Machinery — 3.0%
Alfa Laval AB	2,288	115,581
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Alstom SA	2,864	$84,663 *
ANDRITZ AG	544	42,647
Atlas Copco AB, Class A Shares	21,408	385,603
Atlas Copco AB, Class B Shares	12,784	206,623
Daimler Truck Holding AG	4,304	188,646
Epiroc AB, Class A Shares	5,328	121,312
Epiroc AB, Class B Shares	3,184	64,483
GEA Group AG	1,216	82,546
Georg Fischer AG, Registered Shares	656	44,382
IMI PLC	2,064	69,071
Indutrade AB	2,256	58,830
Interpump Group SpA	624	34,283
KION Group AG	592	47,453
Knorr-Bremse AG	560	62,579
Kone oyj, Class B Shares	2,640	187,769
Metso oyj	5,824	102,463
Rational AG	48	37,291
RENK Group AG	656	41,311
Sandvik AB	8,720	284,336
Schindler Holding AG	336	126,893
Schindler Holding AG, Registered Shares	176	62,536
SKF AB, Class B Shares	2,832	75,509
Spirax Group PLC	624	57,241
Traton SE	528	18,913
Trelleborg AB, Class B Shares	1,760	74,972
Valmet oyj	1,200	39,927
VAT Group AG	224	109,109 (a)
Volvo AB, Class A Shares	1,600	51,443
Volvo AB, Class B Shares	13,248	425,227
Wartsila oyj Abp	3,840	137,101
Weir Group PLC	2,192	83,910
Total Machinery		3,524,653
Marine Transportation — 0.2%
A.P. Moller - Maersk A/S, Class A Shares	22	50,645
A.P. Moller - Maersk A/S, Class B Shares	32	73,665
Kuehne + Nagel International AG, Registered Shares	400	86,462
Total Marine Transportation		210,772
Passenger Airlines — 0.2%
Deutsche Lufthansa AG, Registered Shares	5,104	50,389
International Consolidated Airlines Group SA	18,384	102,446
Ryanair Holdings PLC	1,344	46,643
Total Passenger Airlines		199,478
Professional Services — 1.4%
Adecco Group AG, Registered Shares	1,376	40,155
Bureau Veritas SA	2,944	93,977
Experian PLC	7,760	351,016
Intertek Group PLC	1,296	80,640
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Randstad NV	896	$34,063
RELX PLC	15,392	625,231
SGS SA, Registered Shares	1,408	161,478
Teleperformance SE	448	32,537
Wolters Kluwer NV	1,952	202,522
Total Professional Services		1,621,619
Trading Companies & Distributors — 0.7%
AddTech AB, Class B Shares	1,920	68,188
Ashtead Group PLC	3,552	242,989
Beijer Ref AB	3,936	63,659
Brenntag SE	1,040	60,534
Bunzl PLC	2,720	75,951
Diploma PLC	1,136	80,906
DKSH Holding AG	304	22,025
Howden Joinery Group PLC	4,544	50,882
IMCD NV	496	45,053
Rexel SA	1,872	73,850
Total Trading Companies & Distributors		784,037
Transportation Infrastructure — 0.3%
Aena SME SA	5,872	164,272 (a)
Aeroports de Paris SA	336	43,960
Flughafen Zurich AG, Registered Shares	160	50,853
Fraport AG Frankfurt Airport Services Worldwide	304	24,974 *
Getlink SE	2,592	47,885
Total Transportation Infrastructure		331,944

Total Industrials		22,059,357
Information Technology — 7.1%
Communications Equipment — 0.4%
Nokia oyj	42,528	278,305
Telefonaktiebolaget LM Ericsson, Class B Shares	23,168	227,689
Total Communications Equipment		505,994
Electronic Equipment, Instruments & Components — 0.3%
Halma PLC	3,168	150,758
Hexagon AB, Class B Shares	17,392	206,581
Total Electronic Equipment, Instruments & Components		357,339
IT Services — 0.3%
Bechtle AG	688	35,294
Capgemini SE	1,296	216,517
Reply SpA	192	25,864
Total IT Services		277,675
Semiconductors & Semiconductor Equipment — 3.9%
ASM International NV	400	243,158
ASML Holding NV	3,328	3,601,357
BE Semiconductor Industries NV	592	92,993
Infineon Technologies AG	11,008	487,787
STMicroelectronics NV	5,424	142,948
Total Semiconductors & Semiconductor Equipment		4,568,243
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — 2.1%
Dassault Systemes SE	5,600	$156,794
Nemetschek SE	480	52,315
Sage Group PLC	8,064	117,467
SAP SE	8,704	2,129,841
Temenos AG, Registered Shares	448	45,012
Total Software		2,501,429
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA, Registered Shares	1,248	128,447

Total Information Technology		8,339,127
Materials — 5.4%
Chemicals — 2.2%
Air Liquide SA	4,880	918,501
Akzo Nobel NV	1,424	99,007
Arkema SA	496	30,379
BASF SE	7,552	394,070
Croda International PLC	1,184	42,919
DSM-Firmenich AG	1,536	124,040
EMS-Chemie Holding AG, Registered Shares	64	44,390
Evonik Industries AG	2,112	33,139
FUCHS SE	208	7,328
Givaudan SA, Registered Shares	64	254,142
Novonesis Novozymes, Class B Shares	2,928	187,754
Sika AG, Registered Shares	1,312	269,272
Syensqo SA	592	47,668
Symrise AG	1,120	90,604
Yara International ASA	1,376	56,476
Total Chemicals		2,599,689
Construction Materials — 0.8%
Amrize Ltd.	4,224	232,300 *
Buzzi SpA	688	42,017
Heidelberg Materials AG	1,072	280,759
Holcim AG	4,128	405,167
Total Construction Materials		960,243
Containers & Packaging — 0.1%
SIG Group AG	2,784	39,849
Metals & Mining — 2.0%
Anglo American PLC	9,008	373,785
Antofagasta PLC	2,880	127,020
ArcelorMittal SA	3,568	163,804
Boliden AB	2,352	131,443 *
Endeavour Mining PLC	1,600	83,329
Evraz PLC	10,404	0 *(b)(c)(d)
Fresnillo PLC	1,568	70,315
Glencore PLC	88,912	486,198
KGHM Polska Miedz SA	1,152	89,976 *
Norsk Hydro ASA	10,832	83,977
Rio Tinto PLC	8,752	705,606
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
SSAB AB, Class A Shares	1,792	$13,700
SSAB AB, Class B Shares	5,040	38,084
Total Metals & Mining		2,367,237
Paper & Forest Products — 0.3%
Holmen AB, Class B Shares	720	27,679
Mondi PLC	3,728	45,540
Stora Enso oyj, Class R Shares	4,928	61,957
Svenska Cellulosa AB SCA, Class B Shares	4,960	65,963
UPM-Kymmene oyj	4,384	127,639
Total Paper & Forest Products		328,778

Total Materials		6,295,796
Real Estate — 0.9%
Diversified REITs — 0.1%
British Land Co. PLC	8,144	44,233
Covivio SA	464	30,871
Land Securities Group PLC	6,288	52,607
Merlin Properties Socimi SA	3,216	46,948
Total Diversified REITs		174,659
Industrial REITs — 0.1%
Segro PLC	11,376	110,230
Warehouses De Pauw, CVA	1,584	41,151
Total Industrial REITs		151,381
Office REITs — 0.0%††
Gecina SA	432	41,046
Real Estate Management & Development — 0.5%
Castellum AB	2,928	33,794
CTP NV	1,072	22,461 (a)
Deutsche Wohnen SE	400	9,724
Fastighets AB Balder	5,888	43,559 *
LEG Immobilien SE	640	46,790
PSP Swiss Property AG, Registered Shares	384	69,554
Sagax AB, Class B Shares	1,824	39,096
Sagax AB, Class D Shares	960	3,520
Swiss Prime Site AG, Registered Shares	640	99,524
Vonovia SE	6,000	172,926
Total Real Estate Management & Development		540,948
Residential REITs — 0.0%††
UNITE Group PLC	3,424	25,768
Retail REITs — 0.2%
Klepierre SA	1,744	69,108
Unibail-Rodamco-Westfield	1,024	111,556
Total Retail REITs		180,664

Total Real Estate		1,114,466
Utilities — 4.6%
Electric Utilities — 2.4%
Acciona SA	208	45,413
BKW AG	160	34,009
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
	EDP SA	25,392	$116,752
	Elia Group SA/NV	368	47,412
	Endesa SA	2,672	96,121
	Enel SpA	65,680	684,753
	Fortum oyj	3,552	75,841
	Iberdrola SA	56,432	1,223,797
	Redeia Corp. SA	3,440	61,288
	SSE PLC	10,192	298,714
	Terna - Rete Elettrica Nazionale	11,856	126,071
	Verbund AG	560	40,777
Total Electric Utilities			2,850,948
Gas Utilities — 0.2%
	Italgas SpA	5,248	58,646
	Naturgy Energy Group SA	2,128	64,780
	Snam SpA	17,328	115,104
Total Gas Utilities			238,530
Independent Power and Renewable Electricity Producers — 0.4%
	Corp. ACCIONA Energias Renovables SA	320	8,419
	EDP Renovaveis SA	2,624	37,104
	Orsted AS	3,920	75,415 *(a)
	RWE AG	5,632	299,373
Total Independent Power and Renewable Electricity Producers			420,311
Multi-Utilities — 1.5%
	A2A SpA	13,216	35,855
	Centrica PLC	39,840	90,856
	E.ON SE	18,768	355,429
	Engie SA	14,928	392,897
	Hera SpA	6,480	30,594
	National Grid PLC	41,888	643,137
	Veolia Environnement SA	5,104	178,153
Total Multi-Utilities			1,726,921
Water Utilities — 0.1%
	Severn Trent PLC	2,240	84,030
	United Utilities Group PLC	5,824	93,533
Total Water Utilities			177,563

Total Utilities			5,414,273
Total Common Stocks (Cost — $96,914,471)			116,441,497
	Rate
Preferred Stocks — 0.4%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Bayerische Motoren Werke AG	4.721%	464	49,863 (e)
Volkswagen AG	6.142%	1,744	212,095 (e)

Total Consumer Discretionary			261,958
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Consumer Staples — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA	2.932%	1,344	$109,829 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.554%	2,240	20,573 (e)

Materials — 0.0%††
Chemicals — 0.0%††
FUCHS SE	3.068%	528	23,651 (e)

Total Preferred Stocks (Cost — $466,023)			416,011
Total Investments before Short-Term Investments (Cost — $97,380,494)			116,857,508

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $18,348)	3.620%	18,348	18,348 (f)(g)(h)
Total Investments — 99.5% (Cost — $97,398,842)			116,875,856
Other Assets in Excess of Liabilities — 0.5%			569,485
Total Net Assets — 100.0%			$117,445,341

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of December 31, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $18,348 and the cost was $18,348 (Note 2).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro Stoxx 50 Index	3	3/26	$202,971	$205,799	$2,828
FTSE 100 Index	1	3/26	130,826	133,711	2,885
Net unrealized appreciation on open futures contracts					$5,713
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 3.9%
Diversified Telecommunication Services — 3.0%
Cellnex Telecom SA	4,626	$149,027 (a)
Deutsche Telekom AG	28,413	923,005
Elisa oyj	1,152	51,061
Infrastrutture Wireless Italiane SpA	2,556	23,670 (a)
Koninklijke KPN NV	30,978	144,655
Orange SA	17,046	284,280
Telecom Italia SpA	88,758	53,559 *
Telecom Italia SpA, Savings Shares	50,139	36,686 *
Telefonica SA	33,471	137,310
Telekom Austria AG	621	6,564
Total Diversified Telecommunication Services		1,809,817
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	477	43,977
Universal Music Group NV	7,722	201,606
Total Entertainment		245,583
Interactive Media & Services — 0.1%
Scout24 SE	585	58,949 (a)
Media — 0.4%
Publicis Groupe SA	1,863	193,901
RTL Group SA	306	12,381
Total Media		206,282

Total Communication Services		2,320,631
Consumer Discretionary — 10.6%
Automobile Components — 0.5%
Aumovio SE	445	22,442 *
Cie Generale des Etablissements Michelin SCA	5,418	180,141
Continental AG	891	71,116
Pirelli & C. SpA	3,105	21,355 (a)
Total Automobile Components		295,054
Automobiles — 2.3%
Bayerische Motoren Werke AG	2,385	260,891
Ferrari NV	972	363,817
Mercedes-Benz Group AG	6,183	436,206
Renault SA	1,521	63,272
Stellantis NV	17,568	195,206
Volkswagen AG	234	28,884
Total Automobiles		1,348,276
Broadline Retail — 1.0%
Prosus NV	10,026	622,311
Distributors — 0.1%
D’ieteren Group	171	30,908
Hotels, Restaurants & Leisure — 0.8%
Accor SA	1,791	101,428
Amadeus IT Group SA	3,618	267,017
Delivery Hero SE	1,809	48,271 *(a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
FDJ UNITED	927	$25,716
Sodexo SA	675	34,643
Total Hotels, Restaurants & Leisure		477,075
Household Durables — 0.0%††
SEB SA	207	11,985
Specialty Retail — 1.1%
Fielmann Group AG	198	10,127
Industria de Diseno Textil SA	9,054	599,090
Zalando SE	1,899	56,516 *(a)
Total Specialty Retail		665,733
Textiles, Apparel & Luxury Goods — 4.8%
adidas AG	1,368	271,604
Brunello Cucinelli SpA	279	32,249
Hermes International SCA	279	695,319
Kering SA	574	202,915
LVMH Moet Hennessy Louis Vuitton SE	2,087	1,580,945
Moncler SpA	1,836	118,424
Total Textiles, Apparel & Luxury Goods		2,901,456

Total Consumer Discretionary		6,352,798
Consumer Staples — 5.2%
Beverages — 1.6%
Anheuser-Busch InBev SA/NV	7,794	502,536
Davide Campari-Milano NV	4,626	30,088
Heineken Holding NV	927	67,936
Heineken NV	2,268	185,763
Pernod Ricard SA	1,566	134,445
Total Beverages		920,768
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA	4,599	76,860
Jeronimo Martins SGPS SA	2,250	53,537
Kesko oyj, Class B Shares	2,142	48,427
Koninklijke Ahold Delhaize NV	7,344	300,760
Total Consumer Staples Distribution & Retail		479,584
Food Products — 1.2%
Danone SA	5,184	467,463
JDE Peet’s NV	1,260	47,147
Kerry Group PLC, Class A Shares	1,332	122,021
Lotus Bakeries NV	3	27,658
Magnum Ice Cream Co. NV	3,933	62,894 *
Total Food Products		727,183
Household Products — 0.1%
Henkel AG & Co. KGaA	792	60,461
Personal Care Products — 1.5%
Beiersdorf AG	846	93,079
L’Oreal SA	1,872	805,996
Total Personal Care Products		899,075

Total Consumer Staples		3,087,071
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 2.9%
Energy Equipment & Services — 0.1%
Tenaris SA	2,844	$55,146
Oil, Gas & Consumable Fuels — 2.8%
Bollore SE	5,634	31,721
Eni SpA	16,416	311,176
Galp Energia SGPS SA	3,348	57,526
Koninklijke Vopak NV	441	19,619
Neste oyj	3,330	75,911
OMV AG	1,179	65,800
Repsol SA	8,982	167,991
TotalEnergies SE	15,012	980,099
Total Oil, Gas & Consumable Fuels		1,709,843

Total Energy		1,764,989
Financials — 26.5%
Banks — 16.3%
ABN AMRO Bank NV, CVA	4,743	165,943 (a)
AIB Group PLC	17,496	189,043
Banca Monte dei Paschi di Siena SpA	17,019	182,490
Banco Bilbao Vizcaya Argentaria SA	46,377	1,092,073
Banco BPM SpA	12,033	184,001
Banco Comercial Portugues SA	73,548	77,412
Banco de Sabadell SA	40,860	161,480
Banco Santander SA	121,401	1,435,775
Bank of Ireland Group PLC	7,875	151,449
Bankinter SA	5,085	84,535
BAWAG Group AG	639	96,811 (a)
BNP Paribas SA	8,100	768,559
BPER Banca SpA	11,430	155,718
CaixaBank SA	29,385	360,470
Commerzbank AG	5,508	233,526
Credit Agricole SA	7,596	156,566
Erste Group Bank AG	2,295	277,353
FinecoBank Banca Fineco SpA	5,013	130,703
ING Groep NV	24,336	686,240
Intesa Sanpaolo SpA	125,667	873,879
KBC Group NV	1,854	242,239
Mediobanca Banca di Credito Finanziario SpA	918	19,175
Nordea Bank Abp	26,595	502,407
Raiffeisen Bank International AG	1,053	47,366
Societe Generale SA	5,769	465,606
UniCredit SpA	12,519	1,042,733
Total Banks		9,783,552
Capital Markets — 1.9%
Amundi SA	477	39,551 (a)
CVC Capital Partners PLC	1,755	29,475 (a)
Deutsche Bank AG, Registered Shares	14,499	563,809
Deutsche Boerse AG	1,503	394,875
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
DWS Group GmbH & Co. KGaA	261	$17,319 (a)
Euronext NV	729	109,590 (a)
Total Capital Markets		1,154,619
Financial Services — 1.2%
Adyen NV	217	350,427 *(a)
Banca Mediolanum SpA	1,719	39,308
Edenred SE	1,980	43,973
Eurazeo SE	306	19,155
EXOR NV	711	60,498
Groupe Bruxelles Lambert NV	630	56,196
Nexi SpA	4,176	20,702 (a)
Poste Italiane SpA	3,717	93,769 (a)
Sofina SA	126	36,551
Wendel SE	198	19,115
Total Financial Services		739,694
Insurance — 7.1%
Aegon Ltd.	11,133	86,819
Ageas SA/NV	1,449	101,766
Allianz SE, Registered Shares	3,159	1,448,790
ASR Nederland NV	1,269	90,347
AXA SA	13,653	656,784
Generali	7,920	332,534
Hannover Rueck SE	495	154,756
Mapfre SA	7,605	38,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,071	707,156
NN Group NV	2,151	166,075
Sampo oyj, Class A Shares	20,268	245,893
SCOR SE	1,404	47,390
Talanx AG	495	66,158
Unipol Assicurazioni SpA	3,078	74,360
Total Insurance		4,217,074

Total Financials		15,894,939
Health Care — 6.4%
Biotechnology — 0.7%
Argenx SE	495	416,714 *
Grifols SA	2,313	29,067
Total Biotechnology		445,781
Health Care Equipment & Supplies — 1.9%
BioMerieux	360	46,635
Carl Zeiss Meditec AG, Bearer Shares	288	13,530
DiaSorin SpA	180	14,506
EssilorLuxottica SA	2,358	747,449
Koninklijke Philips NV	6,282	171,462
Siemens Healthineers AG	2,421	127,723 (a)
Total Health Care Equipment & Supplies		1,121,305
Health Care Providers & Services — 0.5%
Amplifon SpA	1,008	16,278
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Fresenius Medical Care AG	1,719	$82,289
Fresenius SE & Co. KGaA	3,366	193,628
NMC Health PLC	60	0 *(b)(c)(d)
Total Health Care Providers & Services		292,195
Life Sciences Tools & Services — 0.3%
Eurofins Scientific SE	927	67,936
QIAGEN NV	1,746	79,675
Sartorius Stedim Biotech	225	55,493
Total Life Sciences Tools & Services		203,104
Pharmaceuticals — 3.0%
Bayer AG, Registered Shares	8,046	349,731
Ipsen SA	288	40,251
Merck KGaA	1,062	152,915
Orion oyj, Class B Shares	864	64,587
Recordati Industria Chimica e Farmaceutica SpA	891	50,794
Sanofi SA	8,784	853,370
UCB SA	981	274,900
Total Pharmaceuticals		1,786,548

Total Health Care		3,848,933
Industrials — 20.1%
Aerospace & Defense — 5.8%
Airbus SE	4,779	1,113,560
Dassault Aviation SA	145	46,627
Hensoldt AG	495	42,671
Leonardo SpA	3,303	190,702
MTU Aero Engines AG	441	184,021
Rheinmetall AG	369	676,494
Safran SA	2,844	993,357
Thales SA	729	196,749
Total Aerospace & Defense		3,444,181
Air Freight & Logistics — 0.7%
Deutsche Post AG	7,569	415,402
InPost SA	2,106	25,897 *
Total Air Freight & Logistics		441,299
Building Products — 0.8%
Cie de Saint-Gobain SA	3,699	377,780
Kingspan Group PLC	1,251	108,944
Total Building Products		486,724
Commercial Services & Supplies — 0.1%
SPIE SA	1,197	69,251
Construction & Engineering — 2.1%
Ackermans & van Haaren NV	171	46,593
ACS Actividades de Construccion y Servicios SA	1,449	144,396
Bouygues SA	1,521	79,224
Eiffage SA	621	89,270
Ferrovial SE	3,870	251,527
HOCHTIEF AG	126	49,870
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Strabag SE	162	$15,411
Vinci SA	4,086	576,097
Total Construction & Engineering		1,252,388
Electrical Equipment — 4.4%
Legrand SA	2,061	308,014
Prysmian SpA	2,349	238,304
Schneider Electric SE	4,437	1,224,073
Siemens Energy AG	6,075	859,028 *
Total Electrical Equipment		2,629,419
Ground Transportation — 0.1%
Ayvens SA	2,934	39,420 (a)
Industrial Conglomerates — 2.8%
Siemens AG, Registered Shares	6,012	1,688,589
Machinery — 1.8%
Alstom SA	2,745	81,145 *
ANDRITZ AG	522	40,922
Daimler Truck Holding AG	4,167	182,642
GEA Group AG	1,179	80,034
Interpump Group SpA	603	33,129
KION Group AG	576	46,170
Knorr-Bremse AG	531	59,339
Kone oyj, Class B Shares	2,556	181,795
Metso oyj	5,643	99,279
Rational AG	41	31,853
RENK Group AG	630	39,674
Traton SE	522	18,698
Valmet oyj	1,170	38,928
Wartsila oyj Abp	3,717	132,709
Total Machinery		1,066,317
Passenger Airlines — 0.2%
Deutsche Lufthansa AG, Registered Shares	4,923	48,602
Ryanair Holdings PLC	1,305	45,290
Total Passenger Airlines		93,892
Professional Services — 0.6%
Bureau Veritas SA	2,826	90,210
Randstad NV	873	33,189
Teleperformance SE	441	32,029
Wolters Kluwer NV	1,899	197,023
Total Professional Services		352,451
Trading Companies & Distributors — 0.3%
Brenntag SE	999	58,147
IMCD NV	477	43,327
Rexel SA	1,827	72,075
Total Trading Companies & Distributors		173,549
Transportation Infrastructure — 0.4%
Aena SME SA	5,679	158,872 (a)
Aeroports de Paris SA	315	41,213
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Fraport AG Frankfurt Airport Services Worldwide	297	$24,399 *
Getlink SE	2,493	46,056
Total Transportation Infrastructure		270,540

Total Industrials		12,008,020
Information Technology — 12.0%
Communications Equipment — 0.4%
Nokia oyj	41,013	268,391
IT Services — 0.4%
Bechtle AG	675	34,627
Capgemini SE	1,260	210,503
Reply SpA	180	24,248
Total IT Services		269,378
Semiconductors & Semiconductor Equipment — 7.4%
ASM International NV	378	229,785
ASML Holding NV	3,222	3,486,651
BE Semiconductor Industries NV	576	90,480
Infineon Technologies AG	10,638	471,391
STMicroelectronics NV	5,274	138,994
Total Semiconductors & Semiconductor Equipment		4,417,301
Software — 3.8%
Dassault Systemes SE	5,409	151,446
Nemetschek SE	468	51,007
SAP SE	8,415	2,059,123
Total Software		2,261,576

Total Information Technology		7,216,646
Materials — 3.9%
Chemicals — 2.8%
Air Liquide SA	4,716	887,634
Akzo Nobel NV	1,377	95,739
Arkema SA	468	28,664
BASF SE	7,308	381,338
DSM-Firmenich AG	1,494	120,648
Evonik Industries AG	2,007	31,491
FUCHS SE	207	7,293
Syensqo SA	585	47,104
Symrise AG	1,080	87,368
Total Chemicals		1,687,279
Construction Materials — 0.5%
Buzzi SpA	675	41,223
Heidelberg Materials AG	1,026	268,712
Total Construction Materials		309,935
Metals & Mining — 0.3%
ArcelorMittal SA	3,465	159,076
Evraz PLC	1,168	0 *(b)(c)(d)
Total Metals & Mining		159,076
Paper & Forest Products — 0.3%
Stora Enso oyj, Class R Shares	4,743	59,631
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
UPM-Kymmene oyj	4,239	$123,417
Total Paper & Forest Products		183,048

Total Materials		2,339,338
Real Estate — 1.0%
Diversified REITs — 0.1%
Covivio SA	432	28,742
Merlin Properties Socimi SA	3,096	45,197
Total Diversified REITs		73,939
Industrial REITs — 0.1%
Warehouses De Pauw, CVA	1,530	39,748
Office REITs — 0.1%
Gecina SA	423	40,190
Real Estate Management & Development — 0.4%
CTP NV	1,062	22,251 (a)
Deutsche Wohnen SE	396	9,627
LEG Immobilien SE	612	44,743
Vonovia SE	5,796	167,047
Total Real Estate Management & Development		243,668
Retail REITs — 0.3%
Klepierre SA	1,701	67,404
Unibail-Rodamco-Westfield	990	107,852
Total Retail REITs		175,256

Total Real Estate		572,801
Utilities — 6.6%
Electric Utilities — 4.1%
Acciona SA	198	43,229
EDP SA	24,417	112,269
Elia Group SA/NV	360	46,381
Endesa SA	2,583	92,919
Enel SpA	63,504	662,067
Fortum oyj	3,438	73,407
Iberdrola SA	54,576	1,183,548
Redeia Corp. SA	3,303	58,848
Terna - Rete Elettrica Nazionale	11,484	122,115
Verbund AG	549	39,976
Total Electric Utilities		2,434,759
Gas Utilities — 0.4%
Italgas SpA	5,067	56,623
Naturgy Energy Group SA	2,043	62,193
Snam SpA	16,830	111,796
Total Gas Utilities		230,612
Independent Power and Renewable Electricity Producers — 0.5%
Corp. ACCIONA Energias Renovables SA	333	8,761
EDP Renovaveis SA	2,502	35,379
RWE AG	5,463	290,389
Total Independent Power and Renewable Electricity Producers		334,529
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 1.6%
A2A SpA		12,672	$34,379
E.ON SE		18,162	343,952
Engie SA		14,436	379,947
Hera SpA		6,345	29,957
Veolia Environnement SA		4,932	172,150
Total Multi-Utilities			960,385

Total Utilities			3,960,285
Total Common Stocks (Cost — $48,733,621)			59,366,451
	Rate
Preferred Stocks — 0.7%
Consumer Discretionary — 0.4%
Automobiles — 0.4%
Bayerische Motoren Werke AG	4.721%	441	47,391 (e)
Volkswagen AG	6.142%	1,692	205,771 (e)

Total Consumer Discretionary			253,162
Consumer Staples — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA	2.932%	1,296	105,907 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.554%	2,115	19,424 (e)

Materials — 0.1%
Chemicals — 0.1%
FUCHS SE	3.068%	549	24,592 (e)

Total Preferred Stocks (Cost — $401,926)			403,085
Total Investments before Short-Term Investments (Cost — $49,135,547)			59,769,536

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $5,075)	3.620%	5,075	5,075 (f)(g)(h)
Total Investments — 99.8% (Cost — $49,140,622)			59,774,611
Other Assets in Excess of Liabilities — 0.2%			100,203
Total Net Assets — 100.0%			$59,874,814

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of December 31, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $5,075 and the cost was $5,075 (Note 2).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Eurozone ETF
Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.5%
Communication Services — 6.4%
Diversified Telecommunication Services — 5.7%
Deutsche Telekom AG	97,647	$3,172,092
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	1,617	149,078
Interactive Media & Services — 0.3%
Scout24 SE	1,980	199,520 (a)
Media — 0.1%
RTL Group SA	1,023	41,391

Total Communication Services		3,562,081
Consumer Discretionary — 7.5%
Automobile Components — 0.6%
Aumovio SE	1,518	76,554 *
Continental AG	3,036	242,320
Total Automobile Components		318,874
Automobiles — 4.5%
Bayerische Motoren Werke AG	8,217	898,844
Mercedes-Benz Group AG	21,252	1,499,313
Volkswagen AG	792	97,760
Total Automobiles		2,495,917
Hotels, Restaurants & Leisure — 0.3%
Delivery Hero SE	6,303	168,186 *(a)
Specialty Retail — 0.4%
Fielmann Group AG	627	32,069
Zalando SE	6,567	195,438 *(a)
Total Specialty Retail		227,507
Textiles, Apparel & Luxury Goods — 1.7%
adidas AG	4,686	930,363

Total Consumer Discretionary		4,140,847
Consumer Staples — 1.0%
Household Products — 0.4%
Henkel AG & Co. KGaA	2,706	206,574
Personal Care Products — 0.6%
Beiersdorf AG	2,904	319,506

Total Consumer Staples		526,080
Financials — 22.2%
Banks — 1.4%
Commerzbank AG	18,975	804,495
Capital Markets — 6.1%
Deutsche Bank AG, Registered Shares	49,830	1,937,692
Deutsche Boerse AG	5,181	1,361,176
DWS Group GmbH & Co. KGaA	891	59,124 (a)
Total Capital Markets		3,357,992
Insurance — 14.7%
Allianz SE, Registered Shares	10,857	4,979,269
Hannover Rueck SE	1,683	526,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,678	2,428,496
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Talanx AG	1,683	$224,937
Total Insurance		8,158,873

Total Financials		12,321,360
Health Care — 6.2%
Health Care Equipment & Supplies — 0.9%
Carl Zeiss Meditec AG, Bearer Shares	990	46,508
Siemens Healthineers AG	8,316	438,722 (a)
Total Health Care Equipment & Supplies		485,230
Health Care Providers & Services — 1.7%
Fresenius Medical Care AG	5,907	282,772
Fresenius SE & Co. KGaA	11,583	666,307
Total Health Care Providers & Services		949,079
Life Sciences Tools & Services — 0.5%
QIAGEN NV	6,006	274,073
Pharmaceuticals — 3.1%
Bayer AG, Registered Shares	27,654	1,202,020
Merck KGaA	3,630	522,675
Total Pharmaceuticals		1,724,695

Total Health Care		3,433,077
Industrials — 27.9%
Aerospace & Defense — 5.6%
Hensoldt AG	1,683	145,082
MTU Aero Engines AG	1,518	633,435
Rheinmetall AG	1,268	2,324,646
Total Aerospace & Defense		3,103,163
Air Freight & Logistics — 2.6%
Deutsche Post AG	26,004	1,427,154
Construction & Engineering — 0.3%
HOCHTIEF AG	429	169,794
Electrical Equipment — 5.3%
Siemens Energy AG	20,889	2,953,785 *
Industrial Conglomerates — 10.5%
Siemens AG, Registered Shares	20,658	5,802,209
Machinery — 2.8%
Daimler Truck Holding AG	14,289	626,294
GEA Group AG	4,059	275,538
KION Group AG	1,980	158,709
Knorr-Bremse AG	1,848	206,512
Rational AG	149	115,758
RENK Group AG	2,178	137,157
Traton SE	1,749	62,651
Total Machinery		1,582,619
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered Shares	16,896	166,805
Trading Companies & Distributors — 0.4%
Brenntag SE	3,465	201,683
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Transportation Infrastructure — 0.1%
Fraport AG Frankfurt Airport Services Worldwide		1,023	$84,042 *

Total Industrials			15,491,254
Information Technology — 16.2%
IT Services — 0.2%
Bechtle AG		2,310	118,503
Semiconductors & Semiconductor Equipment — 2.9%
Infineon Technologies AG		36,597	1,621,687
Software — 13.1%
Nemetschek SE		1,584	172,639
SAP SE		28,908	7,073,694
Total Software			7,246,333

Total Information Technology			8,986,523
Materials — 4.8%
Chemicals — 3.1%
BASF SE		25,113	1,310,417
Evonik Industries AG		7,029	110,290
FUCHS SE		726	25,579
Symrise AG		3,729	301,662
Total Chemicals			1,747,948
Construction Materials — 1.7%
Heidelberg Materials AG		3,531	924,778

Total Materials			2,672,726
Real Estate — 1.4%
Real Estate Management & Development — 1.4%
Deutsche Wohnen SE		1,353	32,893
LEG Immobilien SE		2,112	154,407
Vonovia SE		20,031	577,314

Total Real Estate			764,614
Utilities — 3.9%
Independent Power and Renewable Electricity Producers — 1.8%
RWE AG		18,744	996,349
Multi-Utilities — 2.1%
E.ON SE		62,403	1,181,789

Total Utilities			2,178,138
Total Common Stocks (Cost — $50,645,508)			54,076,700
	Rate
Preferred Stocks — 2.4%
Consumer Discretionary — 1.6%
Automobiles — 1.6%
Bayerische Motoren Werke AG	4.721%	1,518	163,128 (b)
Volkswagen AG	6.142%	5,808	706,336 (b)

Total Consumer Discretionary			869,464
Consumer Staples — 0.7%
Household Products — 0.7%
Henkel AG & Co. KGaA	2.932%	4,455	364,055 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Materials — 0.1%
Chemicals — 0.1%
FUCHS SE	3.068%	1,848	$82,778 (b)

Total Preferred Stocks (Cost — $1,443,014)			1,316,297
Total Investments before Short-Term Investments (Cost — $52,088,522)			55,392,997

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $99)	3.620%	99	99 (c)(d)(e)
Total Investments — 99.9% (Cost — $52,088,621)			55,393,096
Other Assets in Excess of Liabilities — 0.1%			70,207
Total Net Assets — 100.0%			$55,463,303

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of December 31, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $99 and the cost was $99 (Note 2).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Micro Dax Index	2	3/26	$57,105	$57,994	$889
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.9%
Communication Services — 4.9%
Diversified Telecommunication Services — 0.5%
Indus Towers Ltd.	2,108,905	$9,825,432 *
Tata Communications Ltd.	180,120	3,657,935
Tata Teleservices Maharashtra Ltd.	815,043	449,510 *
Total Diversified Telecommunication Services		13,932,877
Interactive Media & Services — 0.3%
Info Edge India Ltd.	556,871	8,262,663
Media — 0.1%
Sun TV Network Ltd.	138,092	902,720
Zee Entertainment Enterprises Ltd.	1,476,984	1,478,309
Total Media		2,381,029
Wireless Telecommunication Services — 4.0%
Bharti Airtel Ltd.	4,471,479	104,753,104
Bharti Airtel PP Ltd.	270,180	5,083,344
Bharti Hexacom Ltd.	120,080	2,433,814
Vodafone Idea Ltd.	42,466,292	5,083,894 *
Total Wireless Telecommunication Services		117,354,156

Total Communication Services		141,930,725
Consumer Discretionary — 11.9%
Automobile Components — 1.7%
Balkrishna Industries Ltd.	127,585	3,292,845
Bharat Forge Ltd.	412,775	6,752,875
Bosch Ltd.	13,509	5,416,863
Endurance Technologies Ltd.	57,038	1,643,566 (a)
Exide Industries Ltd.	667,945	2,691,714
MRF Ltd.	3,545	6,028,867
Samvardhana Motherson International Ltd.	7,071,211	9,436,212
Sona Blw Precision Forgings Ltd.	718,979	3,834,900 (a)
Tube Investments of India Ltd.	172,615	5,020,426
UNO Minda Ltd.	286,691	4,101,355
Total Automobile Components		48,219,623
Automobiles — 6.1%
Bajaj Auto Ltd.	106,571	11,078,099
Eicher Motors Ltd.	213,142	17,341,024
Hero MotoCorp Ltd.	207,138	13,299,971
Hyundai Motor India Ltd.	228,152	5,833,298
Mahindra & Mahindra Ltd.	1,490,493	61,510,609
Maruti Suzuki India Ltd.	210,140	39,037,951
Tata Motors Passenger Vehicles Ltd.	3,291,693	13,453,621
TVS Motor Co. Ltd.	375,250	15,530,310
Total Automobiles		177,084,883
Broadline Retail — 0.2%
Vishal Mega Mart Ltd.	3,297,697	5,003,448 *
Hotels, Restaurants & Leisure — 1.7%
Eternal Ltd.	7,188,289	22,237,618 *
Indian Hotels Co. Ltd.	1,364,409	11,216,069
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
ITC Hotels Ltd.	1,810,206	$3,976,317 *
Jubilant Foodworks Ltd.	606,404	3,768,798
Swiggy Ltd.	1,736,657	7,463,153 *
Total Hotels, Restaurants & Leisure		48,661,955
Household Durables — 0.3%
Dixon Technologies India Ltd.	58,539	7,882,106
Whirlpool of India Ltd.	100,567	1,006,013
Total Household Durables		8,888,119
Specialty Retail — 0.7%
FSN E-Commerce Ventures Ltd.	1,828,218	5,393,360 *
Metro Brands Ltd.	81,054	1,088,573
Trent Ltd.	291,194	13,863,234
Total Specialty Retail		20,345,167
Textiles, Apparel & Luxury Goods — 1.2%
Bata India Ltd.	102,068	1,070,881
Kalyan Jewellers India Ltd.	616,911	3,331,328
Page Industries Ltd.	9,006	3,611,743
Relaxo Footwears Ltd.	117,078	526,776
Titan Co. Ltd.	586,891	26,455,326
Vedant Fashions Ltd.	100,567	651,318
Total Textiles, Apparel & Luxury Goods		35,647,372

Total Consumer Discretionary		343,850,567
Consumer Staples — 5.8%
Beverages — 0.7%
United Breweries Ltd.	111,074	2,004,116
United Spirits Ltd.	471,314	7,570,545
Varun Beverages Ltd.	2,152,434	11,730,939
Total Beverages		21,305,600
Consumer Staples Distribution & Retail — 0.4%
Avenue Supermarts Ltd.	234,156	9,853,479 *(a)
Food Products — 1.9%
AWL Agri Business Ltd.	675,450	1,783,326 *
Britannia Industries Ltd.	187,625	12,589,830
Marico Ltd.	846,564	7,069,817
Nestle India Ltd.	1,149,766	16,476,508
Patanjali Foods Ltd.	532,855	3,234,027
Tata Consumer Products Ltd.	1,040,193	13,795,264
Total Food Products		54,948,772
Personal Care Products — 2.0%
Colgate-Palmolive India Ltd.	211,641	4,887,697
Dabur India Ltd.	953,135	5,340,476
Emami Ltd.	301,701	1,774,368
Godrej Consumer Products Ltd.	642,428	8,735,878
Hindustan Unilever Ltd.	1,419,946	36,587,393
Kwality Wall’s India Ltd.	1,338,744	568,985 (b)
Total Personal Care Products		57,894,797
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.8%
Godfrey Phillips India Ltd.	66,044	$2,029,757
ITC Ltd.	4,807,703	21,556,712
Total Tobacco		23,586,469

Total Consumer Staples		167,589,117
Energy — 9.2%
Oil, Gas & Consumable Fuels — 9.2%
Bharat Petroleum Corp. Ltd.	3,159,605	13,499,070
Coal India Ltd.	3,636,923	16,145,327
Hindustan Petroleum Corp. Ltd.	1,534,022	8,517,566
Indian Oil Corp. Ltd.	6,014,507	11,139,091
Mangalore Refinery & Petrochemicals Ltd.	321,214	543,330 *
Oil & Natural Gas Corp. Ltd.	6,200,631	16,583,418
Oil India Ltd.	870,580	4,110,292
Petronet LNG Ltd.	1,197,798	3,786,122
Reliance Industries Ltd.	10,904,765	190,531,345

Total Energy		264,855,561
Financials — 28.6%
Banks — 18.0%
AU Small Finance Bank Ltd.	583,889	6,460,631 (a)
Axis Bank Ltd.	3,669,945	51,831,990
Bandhan Bank Ltd.	1,263,842	2,050,452 (a)
Bank of Baroda	1,655,603	5,450,558
Bank of India	1,457,471	2,332,650
Bank of Maharashtra	2,461,640	1,699,441
Canara Bank	2,904,435	5,005,886
Central Bank of India Ltd.	1,555,036	647,071
Federal Bank Ltd.	2,908,938	8,644,665
HDFC Bank Ltd.	18,136,583	200,012,251
ICICI Bank Ltd.	8,443,125	126,149,847
IDBI Bank Ltd.	896,097	1,026,810
IDFC First Bank Ltd.	6,733,486	6,413,636
Indian Bank	430,787	4,012,893
Indian Overseas Bank	1,660,106	667,335 *
IndusInd Bank Ltd.	436,791	4,199,792 *
Kotak Mahindra Bank Ltd.	1,750,166	42,860,660
Punjab National Bank	3,678,951	5,058,387
RBL Bank Ltd.	720,480	2,531,476 (a)
State Bank of India	2,955,469	32,297,297
Union Bank of India Ltd.	2,443,628	4,180,404
Yes Bank Ltd.	28,020,668	6,733,984 *
Total Banks		520,268,116
Capital Markets — 1.4%
360 ONE WAM Ltd.	415,777	5,504,872
Authum Investment & Infrastucture Ltd.	45,030	1,569,848
BSE Ltd.	318,212	9,319,128
Central Depository Services India Ltd.	163,609	2,627,810
CRISIL Ltd.	33,022	1,587,771
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
HDFC Asset Management Co. Ltd.	313,709	$9,326,867 (a)
Motilal Oswal Financial Services Ltd.	240,160	2,286,585
Multi Commodity Exchange of India Ltd.	40,527	5,021,269
Nippon Life India Asset Management Ltd.	277,685	2,717,704 (a)
Total Capital Markets		39,961,854
Consumer Finance — 4.0%
Bajaj Finance Ltd.	4,495,495	49,356,743
Cholamandalam Financial Holdings Ltd.	159,106	3,209,226
Cholamandalam Investment and Finance Co. Ltd.	673,949	12,763,726
HDB Financial Services Ltd.	250,667	2,135,062
Mahindra & Mahindra Financial Services Ltd.	1,034,189	4,637,082
Muthoot Finance Ltd.	171,114	7,256,782
Poonawalla Fincorp Ltd.	409,773	2,201,838 *
SBI Cards & Payment Services Ltd.	478,819	4,590,577
Shriram Finance Ltd.	1,991,827	22,076,895
Sundaram Finance Ltd.	109,573	6,440,322
Total Consumer Finance		114,668,253
Financial Services — 3.0%
Aditya Birla Capital Ltd.	1,011,674	4,026,237 *
Bajaj Finserv Ltd.	612,408	13,899,192
Bajaj Holdings & Investment Ltd.	43,529	5,486,202
Bajaj Housing Finance Ltd.	1,507,004	1,581,627 *
Housing & Urban Development Corp. Ltd.	801,534	2,034,437
Indian Railway Finance Corp. Ltd.	2,851,900	3,954,230 (a)
Indian Renewable Energy Development Agency Ltd.	1,269,846	1,976,554 *
Jio Financial Services Ltd.	4,996,829	16,397,692
L&T Finance Ltd.	1,287,858	4,527,163
LIC Housing Finance Ltd.	462,308	2,775,255
One 97 Communications Ltd.	652,935	9,435,947 *
Piramal Finance Ltd.	184,623	3,374,918 *
Power Finance Corp. Ltd.	2,325,049	9,193,680
REC Ltd.	1,996,330	7,924,959
Total Financial Services		86,588,093
Insurance — 2.2%
General Insurance Corp. of India	493,829	2,092,249 (a)
HDFC Life Insurance Co. Ltd.	1,510,006	12,597,748 (a)
ICICI Lombard General Insurance Co. Ltd.	382,755	8,355,681 (a)
ICICI Prudential Life Insurance Co. Ltd.	583,889	4,341,193 (a)
Max Financial Services Ltd.	421,781	7,845,329 *
New India Assurance Co. Ltd.	384,256	666,168 (a)
PB Fintech Ltd.	543,362	11,036,585 *
SBI Life Insurance Co. Ltd.	691,961	15,666,231 (a)
Star Health & Allied Insurance Co. Ltd.	372,248	1,884,445 *
Total Insurance		64,485,629

Total Financials		825,971,945
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 6.0%
Biotechnology — 0.1%
Biocon Ltd.	938,125	$4,111,370
Health Care Providers & Services — 1.3%
Apollo Hospitals Enterprise Ltd.	159,106	12,466,750
Dr Lal PathLabs Ltd.	118,579	1,956,012 (a)
Fortis Healthcare Ltd.	782,021	7,691,491
Max Healthcare Institute Ltd.	1,187,291	13,805,586
Narayana Hrudayalaya Ltd.	108,072	2,274,962
Total Health Care Providers & Services		38,194,801
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	204,136	14,518,782
Syngene International Ltd.	301,701	2,185,232 (a)
Total Life Sciences Tools & Services		16,704,014
Pharmaceuticals — 4.0%
Ajanta Pharma Ltd.	67,545	2,080,848
Alkem Laboratories Ltd.	63,042	3,862,295
Aurobindo Pharma Ltd.	447,298	5,887,373
Cipla Ltd.	893,095	15,017,173
Dr Reddy’s Laboratories Ltd.	963,642	13,631,315
GlaxoSmithKline Pharmaceuticals Ltd.	67,545	1,858,928
Glenmark Pharmaceuticals Ltd.	226,651	5,132,212
Ipca Laboratories Ltd.	223,649	3,530,682
Laurus Labs Ltd.	585,390	7,216,471 (a)
Lupin Ltd.	387,258	9,089,077
Mankind Pharma Ltd.	180,120	4,401,827
Sun Pharmaceutical Industries Ltd.	1,705,136	32,625,077
Torrent Pharmaceuticals Ltd.	169,613	7,265,403
Zydus Lifesciences Ltd.	400,767	4,077,033
Total Pharmaceuticals		115,675,714

Total Health Care		174,685,899
Industrials — 10.1%
Aerospace & Defense — 1.6%
Bharat Dynamics Ltd.	147,098	2,400,097
Bharat Electronics Ltd.	5,717,309	25,418,913
Hindustan Aeronautics Ltd.	303,202	14,804,979
Mazagon Dock Shipbuilders Ltd.	121,581	3,368,525
Total Aerospace & Defense		45,992,514
Automobile Components — 0.1%
Schaeffler India Ltd.	64,543	2,785,536
Building Products — 0.2%
Astral Ltd.	192,128	2,968,085
Blue Star Ltd.	207,138	3,988,609
Total Building Products		6,956,694
Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	483,322	3,681,402
Construction & Engineering — 2.1%
IRB Infrastructure Developers Ltd.	3,168,611	1,482,432
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Larsen & Toubro Ltd.	1,079,219	$49,032,268
Rail Vikas Nigam Ltd.	906,604	3,603,543
Voltas Ltd.	369,246	5,592,134
Total Construction & Engineering		59,710,377
Electrical Equipment — 2.1%
ABB India Ltd.	84,056	4,835,029
Bharat Heavy Electricals Ltd.	2,051,867	6,562,229
CG Power & Industrial Solutions Ltd.	1,053,702	7,595,662
GE Vernova T&D India Ltd.	198,132	6,905,347
Havells India Ltd.	364,743	5,782,441
Hitachi Energy India Ltd.	21,014	4,280,918
KEI Industries Ltd.	97,565	4,841,592
Polycab India Ltd.	81,054	6,870,878
Siemens Energy India Ltd.	141,094	4,018,883 *
Suzlon Energy Ltd.	17,417,604	10,206,846 *
Total Electrical Equipment		61,899,825
Ground Transportation — 0.1%
Container Corp. of India Ltd.	550,867	3,217,396
Industrial Conglomerates — 0.3%
3M India Ltd.	4,503	1,759,278
Apar Industries Ltd.	27,018	2,515,294
Godrej Industries Ltd.	70,547	786,791 *
Siemens Ltd.	141,094	4,808,813
Total Industrial Conglomerates		9,870,176
Machinery — 1.5%
AIA Engineering Ltd.	48,032	2,146,972
Ashok Leyland Ltd.	4,573,547	9,118,150
Cochin Shipyard Ltd.	135,090	2,435,033 (a)
Cummins India Ltd.	217,645	10,738,000
Escorts Kubota Ltd.	45,030	1,863,637
Tata Motors Ltd.	3,291,693	15,217,040 *
Thermax Ltd.	48,032	1,615,293
Total Machinery		43,134,125
Passenger Airlines — 0.6%
InterGlobe Aviation Ltd.	303,202	17,067,877 (a)
Professional Services — 0.1%
L&T Technology Services Ltd.	43,529	2,161,064 (a)
Trading Companies & Distributors — 0.4%
Adani Enterprises Ltd.	415,777	10,360,725
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd.	1,178,285	19,268,523
GMR Airports Ltd.	4,174,281	4,847,270 *
JSW Infrastructure Ltd.	538,859	1,707,477
Total Transportation Infrastructure		25,823,270

Total Industrials		292,660,981
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 9.7%
Electronic Equipment, Instruments & Components — 0.1%
Honeywell Automation India Ltd.	3,002	$1,095,697
Kaynes Technology India Ltd.	48,032	2,144,568 *
Total Electronic Equipment, Instruments & Components		3,240,265
IT Services — 9.1%
Coforge Ltd.	534,356	9,886,960
HCL Technologies Ltd.	1,684,122	30,416,706
Hexaware Technologies Ltd.	244,663	2,083,923
Infosys Ltd.	5,636,255	101,300,257
LTIMindtree Ltd.	148,599	10,024,878 (a)
Mphasis Ltd.	208,639	6,479,273
Persistent Systems Ltd.	166,611	11,626,515
Tata Consultancy Services Ltd.	1,634,589	58,309,460
Tata Technologies Ltd.	265,677	1,900,661
Tech Mahindra Ltd.	996,664	17,641,337
Wipro Ltd.	4,503,000	13,190,451
Total IT Services		262,860,421
Semiconductors & Semiconductor Equipment — 0.2%
Premier Energies Ltd.	172,615	1,617,364 (a)
WAAREE Energies Ltd.	129,086	4,262,825
Total Semiconductors & Semiconductor Equipment		5,880,189
Software — 0.3%
KPIT Technologies Ltd.	237,158	3,093,787
Oracle Financial Services Software Ltd.	37,525	3,209,353
Tata Elxsi Ltd.	55,537	3,238,135
Total Software		9,541,275

Total Information Technology		281,522,150
Materials — 9.2%
Chemicals — 2.7%
Aarti Industries Ltd.	333,222	1,386,210
Asian Paints Ltd.	726,484	22,385,524
Bayer CropScience Ltd.	19,513	989,551
Berger Paints India Ltd.	387,258	2,311,801
Castrol India Ltd.	777,518	1,665,689
Coromandel International Ltd.	189,126	4,769,003
Deepak Nitrite Ltd.	109,573	2,111,135
Gujarat Fluorochemicals Ltd.	57,038	2,326,656
Kansai Nerolac Paints Ltd.	324,216	849,323
Linde India Ltd.	30,020	1,989,155
PI Industries Ltd.	130,587	4,704,825
Pidilite Industries Ltd.	505,837	8,342,877
Solar Industries India Ltd.	39,026	5,319,868
SRF Ltd.	232,655	7,959,712
Supreme Industries Ltd.	96,064	3,584,575
UPL Ltd.	911,107	8,060,431
Total Chemicals		78,756,335
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — 2.2%
ACC Ltd.	127,585	$2,466,688
Ambuja Cements Ltd.	1,272,848	7,878,880
Dalmia Bharat Ltd.	118,579	2,811,323
Grasim Industries Ltd.	567,378	17,858,512
JK Cement Ltd.	57,038	3,510,005
Shree Cement Ltd.	15,010	4,438,066
UltraTech Cement Ltd.	192,128	25,189,714
Total Construction Materials		64,153,188
Metals & Mining — 4.3%
APL Apollo Tubes Ltd.	282,188	6,009,251
Hindalco Industries Ltd.	2,326,550	22,952,444
Hindustan Zinc Ltd.	693,462	4,725,341
Jindal Stainless Ltd.	478,819	4,470,978
Jindal Steel Ltd.	594,396	6,969,055
JSW Steel Ltd.	1,397,431	18,110,130
Lloyds Metals & Energy Ltd.	159,106	2,338,987
National Aluminium Co. Ltd.	1,431,954	5,007,412
NMDC Ltd.	5,517,676	5,105,787
Steel Authority of India Ltd.	2,314,542	3,785,234
Tata Steel Ltd.	13,241,822	26,530,966
Vedanta Ltd.	2,593,728	17,441,696
Total Metals & Mining		123,447,281

Total Materials		266,356,804
Real Estate — 1.4%
Office REITs — 0.3%
Embassy Office Parks REIT	1,397,431	6,768,288
Real Estate Management & Development — 1.1%
DLF Ltd.	1,025,183	7,840,626
Godrej Properties Ltd.	228,152	5,088,017 *
Lodha Developers Ltd.	447,298	5,281,715 (a)
Oberoi Realty Ltd.	187,625	3,487,410
Phoenix Mills Ltd.	298,699	6,159,794
Prestige Estates Projects Ltd.	250,667	4,447,779
Total Real Estate Management & Development		32,305,341

Total Real Estate		39,073,629
Utilities — 4.1%
Electric Utilities — 1.5%
Adani Energy Solutions Ltd.	528,352	6,039,230 *
Power Grid Corp. of India Ltd.	7,240,824	21,316,587
SJVN Ltd.	1,137,758	946,366
Tata Power Co. Ltd.	2,698,798	11,398,204
Torrent Power Ltd.	304,703	4,429,885
Total Electric Utilities		44,130,272
Gas Utilities — 0.5%
Adani Total Gas Ltd.	357,238	2,252,427
GAIL India Ltd.	4,318,377	8,271,659
Gujarat Gas Ltd.	274,683	1,259,736
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — continued
Indraprastha Gas Ltd.		1,119,746	$2,424,015
Total Gas Utilities			14,207,837
Independent Power and Renewable Electricity Producers — 2.1%
Adani Green Energy Ltd.		493,829	5,577,316 *
Adani Power Ltd.		8,363,572	13,305,687 *
JSW Energy Ltd.		855,570	4,592,484
NHPC Ltd.		5,067,376	4,466,402
NLC India Ltd.		549,366	1,529,409
NTPC Green Energy Ltd.		1,482,988	1,560,052 *
NTPC Ltd.		7,586,054	27,814,873
Total Independent Power and Renewable Electricity Producers			58,846,223

Total Utilities			117,184,332
Total Common Stocks (Cost — $2,635,470,076)			2,915,681,710
	Rate
Preferred Stocks — 0.0%††
Consumer Discretionary — 0.0%††
Automobiles — 0.0%††
TVS Motor Co. Ltd. (Cost — $0)	6.000%	1,254,400	142,161 (b)
Total Investments before Short-Term Investments (Cost — $2,635,470,076)			2,915,823,871

Short-Term Investments — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $5,350,245)	3.620%	5,350,245	5,350,245 (c)(d)(e)
Total Investments — 101.1% (Cost — $2,640,820,321)			2,921,174,116
Liabilities in Excess of Other Assets — (1.1)%			(31,512,071)
Total Net Assets — 100.0%			$2,889,662,045

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $5,350,245 and the cost was $5,350,245 (Note 2).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
IFSC NIFTY 50 Index	666	1/26	$35,170,964	$34,998,966	$(171,998)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 6.8%
Diversified Telecommunication Services — 0.6%
Internet Initiative Japan Inc.	49,200	$868,051
NTT Inc.	13,074,900	13,154,561
U-Next Holdings Co. Ltd.	24,600	314,200
Total Diversified Telecommunication Services		14,336,812
Entertainment — 2.1%
Capcom Co. Ltd.	159,900	3,724,488
Koei Tecmo Holdings Co. Ltd.	61,500	747,636
Konami Group Corp.	45,300	6,164,465
Nexon Co. Ltd.	184,500	4,504,651
Nintendo Co. Ltd.	479,700	32,424,776
Square Enix Holdings Co. Ltd.	123,000	2,243,890
Toei Animation Co. Ltd.	24,600	427,669
Toho Co. Ltd.	49,200	2,504,807
Total Entertainment		52,742,382
Interactive Media & Services — 0.1%
Kakaku.com Inc.	61,500	907,129
LY Corp.	1,217,700	3,241,089
Total Interactive Media & Services		4,148,218
Media — 0.3%
CyberAgent Inc.	196,800	1,679,916
Dentsu Group Inc.	98,400	2,086,711
Fuji Media Holdings Inc.	24,600	579,119
Hakuhodo DY Holdings Inc.	110,700	823,832
Kadokawa Corp.	49,200	996,901
Nippon Television Holdings Inc.	24,600	597,167
SKY Perfect JSAT Holdings Inc.	61,500	782,360
TBS Holdings Inc.	12,300	453,486
Total Media		7,999,492
Wireless Telecommunication Services — 3.7%
KDDI Corp.	1,303,800	22,529,218
SoftBank Corp.	13,431,600	18,406,378
SoftBank Group Corp.	1,855,200	52,077,451
Total Wireless Telecommunication Services		93,013,047

Total Communication Services		172,239,951
Consumer Discretionary — 17.0%
Automobile Components — 2.4%
Aisin Corp.	233,700	4,362,539
Bridgestone Corp.	541,200	12,132,934
Denso Corp.	848,700	11,684,549
GS Yuasa Corp.	36,900	882,803
JTEKT Corp.	110,700	1,225,331
Koito Manufacturing Co. Ltd.	86,100	1,268,883
NHK Spring Co. Ltd.	73,800	1,185,311
Nifco Inc.	36,900	1,140,346
Niterra Co. Ltd.	86,100	3,785,225
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
NOK Corp.	36,900	$661,043
Stanley Electric Co. Ltd.	49,200	966,140
Sumitomo Electric Industries Ltd.	356,700	14,393,617
Sumitomo Rubber Industries Ltd.	86,100	1,325,735
Toyo Tire Corp.	49,200	1,360,694
Toyoda Gosei Co. Ltd.	49,200	1,237,651
Toyota Boshoku Corp.	36,900	591,596
TS Tech Co. Ltd.	36,900	433,398
Yokohama Rubber Co. Ltd.	61,500	2,360,812
Total Automobile Components		60,998,607
Automobiles — 6.1%
Honda Motor Co. Ltd.	1,771,200	17,356,619
Isuzu Motors Ltd.	246,000	3,828,620
Mazda Motor Corp.	282,900	2,200,103
Mitsubishi Motors Corp.	307,500	727,822
Nissan Motor Co. Ltd.	1,008,600	2,510,159 *
Subaru Corp.	270,600	5,861,029
Suzuki Motor Corp.	824,100	12,273,830
Toyota Motor Corp.	5,030,700	107,710,161
Yamaha Motor Co. Ltd.	430,500	3,184,565
Total Automobiles		155,652,908
Broadline Retail — 0.8%
Isetan Mitsukoshi Holdings Ltd.	147,600	2,142,269
Izumi Co. Ltd.	24,600	470,828
J Front Retailing Co. Ltd.	110,700	1,550,203
Mercari Inc.	49,200	995,017 *
Pan Pacific International Holdings Corp.	910,200	5,413,758
Rakuten Group Inc.	676,500	4,333,191 *
Ryohin Keikaku Co. Ltd.	221,400	3,929,534
Takashimaya Co. Ltd.	123,000	1,288,108
Total Broadline Retail		20,122,908
Distributors — 0.0%††
PALTAC Corp.	12,300	378,546
Hotels, Restaurants & Leisure — 0.9%
Food & Life Cos. Ltd.	49,200	2,483,777
Heiwa Corp.	24,600	318,751
McDonald’s Holdings Co. Japan Ltd.	36,900	1,504,297
Metaplanet Inc.	479,700	1,239,456 *
Oriental Land Co. Ltd.	504,300	9,325,424
Resorttrust Inc.	73,800	924,001
Round One Corp.	73,800	527,328
Skylark Holdings Co. Ltd.	98,400	2,112,450
Toridoll Holdings Corp.	24,600	665,123
Zensho Holdings Co. Ltd.	49,200	2,817,123
Total Hotels, Restaurants & Leisure		21,917,730
Household Durables — 4.1%
Casio Computer Co. Ltd.	98,400	797,269
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Haseko Corp.	110,700	$2,195,002
Iida Group Holdings Co. Ltd.	73,800	1,184,840
Nikon Corp.	135,300	1,505,395
Open House Group Co. Ltd.	36,900	2,166,282
Panasonic Holdings Corp.	1,070,100	13,814,459
Rinnai Corp.	49,200	1,242,987
Sekisui House Ltd.	282,900	6,313,338
Sharp Corp.	123,000	604,858 *
Sony Group Corp.	2,841,300	72,942,621
Sumitomo Forestry Co. Ltd.	233,700	2,392,240
Total Household Durables		105,159,291
Leisure Products — 0.6%
Bandai Namco Holdings Inc.	258,300	6,875,036
Sankyo Co. Ltd.	86,100	1,395,771
Sega Sammy Holdings Inc.	73,800	1,152,588
Shimano Inc.	36,900	3,892,574
Tomy Co. Ltd.	36,900	649,155
Yamaha Corp.	184,500	1,285,950
Total Leisure Products		15,251,074
Specialty Retail — 1.8%
ABC-Mart Inc.	36,900	625,378
Bic Camera Inc.	36,900	395,967
Fast Retailing Co. Ltd.	83,862	30,464,144
K’s Holdings Corp.	61,500	635,030
Nitori Holdings Co. Ltd.	196,800	3,443,325
Sanrio Co. Ltd.	86,100	2,700,907
Shimamura Co. Ltd.	24,600	1,603,955
USS Co. Ltd.	172,200	1,886,296
Workman Co. Ltd.	12,300	516,342
Yamada Holdings Co. Ltd.	246,000	815,318
ZOZO Inc.	196,800	1,620,905
Total Specialty Retail		44,707,567
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	319,800	7,661,163
Goldwin Inc.	49,200	787,696
Total Textiles, Apparel & Luxury Goods		8,448,859

Total Consumer Discretionary		432,637,490
Consumer Staples — 5.3%
Beverages — 0.8%
Asahi Group Holdings Ltd.	701,100	7,333,270
Coca-Cola Bottlers Japan Holdings Inc.	49,200	994,704
Ito En Ltd.	24,600	482,599
Kirin Holdings Co. Ltd.	381,300	5,711,776
Sapporo Holdings Ltd.	184,500	1,984,542
Suntory Beverage & Food Ltd.	61,500	1,854,672
Takara Holdings Inc.	73,800	756,621
Total Beverages		19,118,184
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	1,168,500	$18,465,498
Blue Zones Holdings Co. Ltd.	11,400	618,711
Cosmos Pharmaceutical Corp.	17,880	906,063
Kobe Bussan Co. Ltd.	61,500	1,487,033
Kusuri no Aoki Holdings Co. Ltd.	24,600	734,178
MatsukiyoCocokara & Co.	159,900	2,766,588
Seven & i Holdings Co. Ltd.	1,008,600	14,481,191
Sugi Holdings Co. Ltd.	49,200	1,156,668
Sundrug Co. Ltd.	36,900	1,013,694
Tsuruha Holdings Inc.	123,000	2,258,407
Total Consumer Staples Distribution & Retail		43,888,031
Food Products — 1.3%
Ajinomoto Co. Inc.	455,100	9,630,717
Calbee Inc.	36,900	703,888
Ezaki Glico Co. Ltd.	24,600	850,787
Fuji Oil Co. Ltd.	24,600	572,998
House Foods Group Inc.	24,600	451,760
Itoham Yonekyu Holdings Inc.	12,300	439,440
Kagome Co. Ltd.	36,900	634,677 (a)
Kewpie Corp.	49,200	1,357,869
Kikkoman Corp.	344,400	3,124,417
Kotobuki Spirits Co. Ltd.	49,200	575,352
MEIJI Holdings Co. Ltd	110,700	2,461,256
Morinaga & Co. Ltd.	36,900	626,202
Morinaga Milk Industry Co. Ltd.	36,900	876,683
NH Foods Ltd.	49,200	2,058,148
Nichirei Corp.	86,100	1,024,993
Nisshin Seifun Group Inc.	110,700	1,357,398
Nissin Foods Holdings Co. Ltd.	86,100	1,599,286
Toyo Suisan Kaisha Ltd.	36,900	2,530,703
Yakult Honsha Co. Ltd.	110,700	1,729,235
Yamazaki Baking Co. Ltd.	61,500	1,292,032
Total Food Products		33,897,841
Household Products — 0.2%
Lion Corp.	110,700	1,164,594
Unicharm Corp.	565,800	3,230,668
Total Household Products		4,395,262
Personal Care Products — 0.6%
Kao Corp.	221,400	8,843,570
Kobayashi Pharmaceutical Co. Ltd.	24,600	851,885
Kose Corp.	15,780	527,527
Pola Orbis Holdings Inc.	36,900	306,509
Rohto Pharmaceutical Co. Ltd.	98,400	1,649,783
Shiseido Co. Ltd.	184,500	2,681,368
Total Personal Care Products		14,860,642
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.7%
Japan Tobacco Inc.	516,600	$18,588,306

Total Consumer Staples		134,748,266
Energy — 1.0%
Energy Equipment & Services — 0.1%
Modec Inc.	24,600	1,867,619
Oil, Gas & Consumable Fuels — 0.9%
Cosmo Energy Holdings Co. Ltd.	53,000	1,411,688
ENEOS Holdings Inc.	1,230,000	8,686,784
Idemitsu Kosan Co. Ltd.	369,000	2,784,950
Inpex Corp.	418,200	8,342,923 (a)
Iwatani Corp.	86,100	904,971
Total Oil, Gas & Consumable Fuels		22,131,316

Total Energy		23,998,935
Financials — 15.4%
Banks — 9.6%
Aozora Bank Ltd.	49,200	787,539
Chiba Bank Ltd.	307,500	3,429,200
Chugin Financial Group Inc.	73,800	1,163,182
Fukuoka Financial Group Inc.	86,100	2,783,302
Gunma Bank Ltd.	159,900	1,762,272
Hachijuni Bank Ltd.	184,500	1,998,078
Hirogin Holdings Inc.	123,000	1,241,025
Iyogin Holdings Inc.	110,700	1,801,978
Japan Post Bank Co. Ltd.	848,700	11,960,690
Kyoto Financial Group Inc.	110,700	2,420,293
Kyushu Financial Group Inc.	172,200	1,118,374
Mebuki Financial Group Inc.	418,200	2,769,413
Mitsubishi UFJ Financial Group Inc.	5,215,200	82,946,784
Mizuho Financial Group Inc.	1,156,200	42,044,978
Rakuten Bank Ltd.	36,900	1,627,183 *
Resona Holdings Inc.	1,057,800	10,075,571
Seven Bank Ltd.	270,600	526,716
Shizuoka Financial Group Inc.	221,400	3,435,164
Sumitomo Mitsui Financial Group Inc.	1,746,600	56,171,556
Sumitomo Mitsui Trust Group Inc.	307,500	9,371,447
Yamaguchi Financial Group Inc.	86,100	1,166,164
Yokohama Financial Group Inc.	504,300	4,161,613
Total Banks		244,762,522
Capital Markets — 1.1%
Daiwa Securities Group Inc.	627,300	5,484,798
Japan Exchange Group Inc.	479,700	5,129,205
Nihon M&A Center Holdings Inc.	135,300	622,184
Nomura Holdings Inc.	1,377,600	11,434,225
SBI Holdings Inc.	258,300	5,561,660
Total Capital Markets		28,232,072
Consumer Finance — 0.2%
Acom Co. Ltd.	184,500	581,944
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
AEON Financial Service Co. Ltd.	49,200	$544,592
Credit Saison Co. Ltd.	49,200	1,320,831
Marui Group Co. Ltd.	73,800	1,516,538
Total Consumer Finance		3,963,905
Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	24,600	673,756
GMO Payment Gateway Inc.	24,600	1,530,663
Mitsubishi HC Capital Inc.	393,600	3,292,032
ORIX Corp.	528,900	15,366,427
Sony Financial Group Inc.	2,718,300	2,878,802 *
Tokyo Century Corp.	61,500	795,896
Zenkoku Hosho Co. Ltd.	61,500	1,224,546
Total Financial Services		25,762,122
Insurance — 3.5%
Dai-ichi Life Holdings Inc.	1,635,900	13,604,234
Japan Post Holdings Co. Ltd.	787,200	8,289,091
Japan Post Insurance Co. Ltd.	86,100	2,588,301
MS&AD Insurance Group Holdings Inc.	578,100	13,583,478
Sompo Holdings Inc.	405,900	13,817,872
T&D Holdings Inc.	221,400	5,106,134
Tokio Marine Holdings Inc.	873,300	32,409,239
Total Insurance		89,398,349

Total Financials		392,118,970
Health Care — 6.1%
Biotechnology — 0.0%††
PeptiDream Inc.	49,200	519,952 *
Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	98,400	1,844,078
Hoya Corp.	159,900	24,161,737
Nihon Kohden Corp.	73,800	792,404
Nipro Corp.	73,800	695,414
Olympus Corp.	504,300	6,384,786
Sysmex Corp.	221,400	2,178,758
Terumo Corp.	676,500	9,797,155
Total Health Care Equipment & Supplies		45,854,332
Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	73,800	1,144,584
Medipal Holdings Corp.	86,100	1,521,561
Suzuken Co. Ltd.	24,600	962,216
Total Health Care Providers & Services		3,628,361
Health Care Technology — 0.1%
JMDC Inc.	12,300	312,708
M3 Inc.	196,800	2,654,217
Total Health Care Technology		2,966,925
Pharmaceuticals — 4.0%
Astellas Pharma Inc.	848,700	11,332,605
Chugai Pharmaceutical Co. Ltd.	307,500	16,170,994
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Daiichi Sankyo Co. Ltd.	873,300	$18,653,280
Eisai Co. Ltd.	123,000	3,656,767
Hisamitsu Pharmaceutical Co. Inc.	24,600	689,293
Kyowa Kirin Co. Ltd.	110,700	1,784,675
Nippon Shinyaku Co. Ltd.	24,600	886,727
Ono Pharmaceutical Co. Ltd.	184,500	2,557,187
Otsuka Holdings Co. Ltd.	209,100	11,836,705
Santen Pharmaceutical Co. Ltd.	147,600	1,531,134
Sawai Group Holdings Co. Ltd.	49,200	740,456
Shionogi & Co. Ltd.	356,700	6,465,181
Sumitomo Pharma Co. Ltd.	73,800	1,091,380 *
Takeda Pharmaceutical Co. Ltd.	750,300	23,143,963
Tsumura & Co.	24,600	639,856
Total Pharmaceuticals		101,180,203

Total Health Care		154,149,773
Industrials — 25.1%
Air Freight & Logistics — 0.3%
Nippon Express Holdings Inc.	110,700	2,366,619
Sankyu Inc.	24,600	1,327,109
SG Holdings Co. Ltd.	184,500	1,687,331
Yamato Holdings Co. Ltd.	123,000	1,733,433
Total Air Freight & Logistics		7,114,492
Building Products — 1.1%
AGC Inc.	86,100	2,852,514
Daikin Industries Ltd.	130,114	16,668,405
Lixil Corp.	135,300	1,635,305
Nichias Corp.	24,600	1,063,444
Sanwa Holdings Corp.	86,100	2,240,594
Takasago Thermal Engineering Co. Ltd.	49,200	1,392,083
TOTO Ltd.	73,800	2,040,570
Total Building Products		27,892,915
Commercial Services & Supplies — 0.6%
ALSOK Co. Ltd.	147,600	1,159,651
Dai Nippon Printing Co. Ltd.	184,500	3,171,029
Kokuyo Co. Ltd.	159,900	893,326
Park24 Co. Ltd.	61,500	820,026
Secom Co. Ltd.	184,500	6,559,817
TOPPAN Holdings Inc.	110,700	3,291,797
Total Commercial Services & Supplies		15,895,646
Construction & Engineering — 1.5%
COMSYS Holdings Corp.	49,200	1,429,435
EXEO Group Inc.	86,100	1,427,630
INFRONEER Holdings Inc.	86,100	1,174,403
JGC Holdings Corp.	98,400	1,193,079
Kajima Corp.	196,800	7,326,090
Kandenko Co. Ltd.	49,200	1,578,217
Kinden Corp.	49,200	2,132,225
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Kraftia Corp.	24,600	$1,207,989
Obayashi Corp.	307,500	6,413,076
Shimizu Corp.	233,700	3,978,618
SHO-BOND Holdings Co. Ltd.	98,400	831,169
Taisei Corp.	73,800	6,984,740
Toda Corp.	98,400	794,758
Total Construction & Engineering		36,471,429
Electrical Equipment — 2.2%
Fuji Electric Co. Ltd.	61,500	4,649,431
Fujikura Ltd.	128,100	14,252,856
Furukawa Electric Co. Ltd.	36,900	2,356,496
Mabuchi Motor Co. Ltd.	98,400	903,049
Mitsubishi Electric Corp.	934,800	27,344,145
NIDEC Corp.	442,800	6,022,837
Total Electrical Equipment		55,528,814
Ground Transportation — 2.1%
Central Japan Railway Co.	405,900	11,230,906
East Japan Railway Co.	492,000	12,969,753
Hankyu Hanshin Holdings Inc.	110,700	2,784,715
Keikyu Corp.	98,400	962,687
Keio Corp.	49,200	1,272,492
Keisei Electric Railway Co. Ltd.	196,800	1,618,394
Kintetsu Group Holdings Co. Ltd.	86,100	1,686,351
Kyushu Railway Co.	61,500	1,598,463
Nagoya Railroad Co. Ltd.	86,100	923,922
Nankai Electric Railway Co. Ltd.	49,200	932,083
Nikkon Holdings Co. Ltd.	49,200	1,069,094
Odakyu Electric Railway Co. Ltd.	159,900	1,742,379
Seibu Holdings Inc.	73,800	2,026,446
Seino Holdings Co. Ltd.	49,200	739,515
Sotetsu Holdings Inc.	36,900	663,397
Tobu Railway Co. Ltd.	86,100	1,450,426
Tokyo Metro Co. Ltd.	135,300	1,376,349 (a)
Tokyu Corp.	221,400	2,584,848
West Japan Railway Co.	209,100	4,170,127
Total Ground Transportation		51,802,347
Industrial Conglomerates — 2.8%
Hikari Tsushin Inc.	8,350	2,330,616
Hitachi Ltd.	2,091,000	65,393,359
Keihan Holdings Co. Ltd.	36,900	795,465
Sekisui Chemical Co. Ltd.	184,500	3,101,582
Total Industrial Conglomerates		71,621,022
Machinery — 5.8%
Amada Co. Ltd.	147,600	1,743,948
Daifuku Co. Ltd.	159,900	5,027,192
DMG Mori Co. Ltd.	61,500	1,034,253
Ebara Corp.	221,400	5,203,596
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
FANUC Corp.	442,800	$17,187,121
Harmonic Drive Systems Inc.	24,600	593,244
Hino Motors Ltd.	135,300	333,190 *
Hitachi Construction Machinery Co. Ltd.	49,200	1,453,290
Hoshizaki Corp.	49,200	1,636,286
IHI Corp.	430,500	7,565,232
Japan Steel Works Ltd.	24,600	1,205,164
Kawasaki Heavy Industries Ltd.	73,800	4,887,199
Komatsu Ltd.	430,500	13,732,495
Kubota Corp.	442,800	6,261,547
Kurita Water Industries Ltd.	49,200	1,992,546
Makita Corp.	110,700	3,345,471
Minebea Mitsumi Inc.	172,200	3,450,702
MiSUMi Group Inc.	123,000	1,920,195
Mitsubishi Heavy Industries Ltd.	1,512,900	37,063,613
Miura Co. Ltd.	49,200	953,898
Nabtesco Corp.	49,200	1,176,443
NGK Insulators Ltd.	123,000	2,629,577
NSK Ltd.	209,100	1,301,731
OKUMA Corp.	24,600	569,702
Organo Corp.	12,300	1,016,597
SMC Corp.	26,962	9,367,766
Sumitomo Heavy Industries Ltd.	49,200	1,302,311
THK Co. Ltd.	49,200	1,257,740
Toyota Industries Corp.	79,480	9,025,768
Yaskawa Electric Corp.	123,000	3,732,100
Total Machinery		147,969,917
Marine Transportation — 0.5%
Kawasaki Kisen Kaisha Ltd.	172,200	2,396,046
Mitsui OSK Lines Ltd.	147,600	4,435,203
Nippon Yusen KK	184,500	5,977,167
Total Marine Transportation		12,808,416
Passenger Airlines — 0.1%
ANA Holdings Inc.	73,800	1,402,598
Japan Airlines Co. Ltd.	73,800	1,367,756
Total Passenger Airlines		2,770,354
Professional Services — 1.6%
BayCurrent Inc.	61,500	2,550,320
Persol Holdings Co. Ltd.	824,100	1,527,854
Recruit Holdings Co. Ltd.	639,600	36,100,298
Visional Inc.	12,300	785,499 *
Total Professional Services		40,963,971
Trading Companies & Distributors — 6.4%
ITOCHU Corp.	3,013,500	37,970,350
Marubeni Corp.	701,100	19,470,403
Mitsubishi Corp.	1,549,800	35,456,205
Mitsui & Co. Ltd.	1,205,400	35,705,587
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
MonotaRO Co. Ltd.	110,700	$1,765,960 (a)
Nagase & Co. Ltd.	36,900	895,515
Sojitz Corp.	98,400	3,055,362
Sumitomo Corp.	479,700	16,562,802
Toyota Tsusho Corp.	332,100	11,174,171
Total Trading Companies & Distributors		162,056,355
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	36,900	1,032,527
Kamigumi Co. Ltd.	36,900	1,191,196
Mitsubishi Logistics Corp.	135,300	1,033,664
Total Transportation Infrastructure		3,257,387

Total Industrials		636,153,065
Information Technology — 13.4%
Electronic Equipment, Instruments & Components — 3.9%
Alps Alpine Co. Ltd.	73,800	938,597
Amano Corp.	24,600	661,043
Azbil Corp.	221,400	2,009,260
Canon Marketing Japan Inc.	24,600	1,079,923
Dexerials Corp.	73,800	1,237,573
Hamamatsu Photonics KK	135,300	1,433,751
Hirose Electric Co. Ltd.	12,300	1,357,163
Horiba Ltd.	18,000	1,832,786
Ibiden Co. Ltd.	123,000	5,281,910
Jeol Ltd.	24,600	789,579
Keyence Corp.	88,891	32,143,557
Kyocera Corp.	627,300	8,790,484
Macnica Holdings Inc.	61,500	938,714
Maruwa Co. Ltd.	3,700	1,005,582
Murata Manufacturing Co. Ltd.	774,900	16,047,245
Nippon Electric Glass Co. Ltd.	36,900	1,448,975
Omron Corp.	86,100	2,175,227
Shimadzu Corp.	123,000	3,270,688
Taiyo Yuden Co. Ltd.	61,500	1,388,944
TDK Corp.	897,900	12,665,520
Yokogawa Electric Corp.	110,700	3,542,513
Total Electronic Equipment, Instruments & Components		100,039,034
IT Services — 2.6%
BIPROGY Inc.	36,900	1,274,533
Dentsu Soken Inc.	36,900	644,564
Fujitsu Ltd.	811,800	22,420,378
GMO internet group Inc.	24,600	614,902
NEC Corp.	590,400	20,000,791
Nomura Research Institute Ltd.	196,800	7,559,621
NS Solutions Corp.	24,600	694,001
Obic Co. Ltd.	159,900	5,021,071
Otsuka Corp.	110,700	2,282,576
SCSK Corp.	12,300	444,070
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
SHIFT Inc.	86,100	$539,413 *
TIS Inc.	98,400	3,300,193
Total IT Services		64,796,113
Semiconductors & Semiconductor Equipment — 5.5%
Advantest Corp.	344,400	43,142,008
Disco Corp.	41,382	12,717,286
Kioxia Holdings Corp.	73,800	4,913,094 *
Kokusai Electric Corp.	86,100	3,018,402
Lasertec Corp.	36,900	6,978,854
Renesas Electronics Corp.	762,600	10,411,586
Rohm Co. Ltd.	159,900	2,264,685
Rorze Corp.	49,200	705,615
SCREEN Holdings Co. Ltd.	42,990	4,179,831
Socionext Inc.	86,100	1,202,692
SUMCO Corp.	159,900	1,463,884
Tokyo Electron Ltd.	209,100	45,783,355
Tokyo Seimitsu Co. Ltd.	18,900	1,339,019
Ulvac Inc.	24,600	1,111,155
Total Semiconductors & Semiconductor Equipment		139,231,466
Software — 0.2%
Justsystems Corp.	12,300	397,065
Money Forward Inc.	24,600	732,609 *
OBIC Business Consultants Co. Ltd.	12,300	663,319
Oracle Corp. Japan	16,420	1,381,733
Rakus Co. Ltd.	73,800	489,662
Trend Micro Inc.	61,500	2,551,105 *
Total Software		6,215,493
Technology Hardware, Storage & Peripherals — 1.2%
Brother Industries Ltd.	110,700	2,204,890
Canon Inc.	393,600	11,633,856
FUJIFILM Holdings Corp.	565,800	12,070,785
Konica Minolta Inc.	221,400	960,631
Ricoh Co. Ltd.	258,300	2,264,214
Seiko Epson Corp.	123,000	1,556,088
Total Technology Hardware, Storage & Peripherals		30,690,464

Total Information Technology		340,972,570
Materials — 4.7%
Chemicals — 3.3%
Aica Kogyo Co. Ltd.	24,600	552,125
Air Water Inc.	86,100	1,239,770
Asahi Kasei Corp.	590,400	5,231,845
Daicel Corp.	110,700	988,033
DIC Corp.	36,900	859,968
Kaneka Corp.	24,600	689,764
Kansai Paint Co. Ltd.	73,800	1,165,300
Kuraray Co. Ltd.	135,300	1,369,875
Mitsubishi Chemical Group Corp.	639,600	3,734,077
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Mitsubishi Gas Chemical Co. Inc.	73,800	$1,336,917
Mitsui Chemicals Inc.	172,200	2,199,397
Nippon Kayaku Co. Ltd.	61,500	659,748
Nippon Paint Holdings Co. Ltd.	455,100	3,041,355
Nippon Sanso Holdings Corp.	86,100	2,564,132
Nippon Shokubai Co. Ltd.	61,500	786,872
Nissan Chemical Corp.	61,500	2,104,211
Nitto Denko Corp.	319,800	7,579,553
NOF Corp.	98,400	1,890,219
Resonac Holdings Corp.	86,100	3,584,731
Shin-Etsu Chemical Co. Ltd.	873,300	27,149,771
Sumitomo Bakelite Co. Ltd.	24,600	810,296
Sumitomo Chemical Co. Ltd.	701,100	1,993,111
Taiyo Holdings Co. Ltd.	36,900	1,121,043
Teijin Ltd.	86,100	744,576
Tokai Carbon Co. Ltd.	86,100	532,381
Tokyo Ohka Kogyo Co. Ltd.	49,200	1,821,792
Toray Industries Inc.	676,500	4,402,246
Tosoh Corp.	135,300	2,030,212
UBE Corp.	49,200	807,000
Zeon Corp.	73,800	842,547
Total Chemicals		83,832,867
Construction Materials — 0.0%††
Taiheiyo Cement Corp.	49,200	1,218,818
Containers & Packaging — 0.1%
FP Corp.	24,600	412,760
Toyo Seikan Group Holdings Ltd.	49,200	1,200,926
Total Containers & Packaging		1,613,686
Metals & Mining — 1.2%
Daido Steel Co. Ltd.	61,500	627,575
Dowa Holdings Co. Ltd.	24,600	1,166,399
JFE Holdings Inc.	282,900	3,605,172
JX Advanced Metals Corp.	258,300	3,229,883
Kobe Steel Ltd.	159,900	2,112,686
Maruichi Steel Tube Ltd.	86,100	797,034
Mitsubishi Materials Corp.	61,500	1,439,950
Mitsui Kinzoku Co. Ltd.	24,600	2,767,686
Nippon Steel Corp.	2,361,600	9,669,686
Sumitomo Metal Mining Co. Ltd.	110,700	4,489,584
Yamato Kogyo Co. Ltd.	16,300	1,111,659
Total Metals & Mining		31,017,314
Paper & Forest Products — 0.1%
Oji Holdings Corp.	369,000	2,025,033

Total Materials		119,707,718
Real Estate — 3.6%
Diversified REITs — 0.4%
Activia Properties Inc.	984	883,902
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Diversified REITs — continued
Daiwa House REIT Investment Corp.	1,968	$1,797,937
KDX Realty Investment Corp.	1,722	1,932,436
Nomura Real Estate Master Fund Inc.	1,968	2,173,344
Sekisui House REIT Inc.	1,845	1,059,364
United Urban Investment Corp.	1,476	1,723,232 (a)
Total Diversified REITs		9,570,215
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	3,444	1,414,996
Japan Hotel REIT Investment Corp.	2,337	1,219,603
Total Hotel & Resort REITs		2,634,599
Industrial REITs — 0.3%
GLP J-REIT	2,091	1,986,347
Industrial & Infrastructure Fund Investment Corp.	1,107	1,089,026
Japan Logistics Fund Inc.	1,230	816,887
LaSalle Logiport REIT	738	746,734
Mitsui Fudosan Logistics Park Inc.	1,353	1,053,949
Nippon Prologis REIT Inc.	3,444	2,041,198 (a)
Total Industrial REITs		7,734,141
Office REITs — 0.4%
Daiwa Office Investment Corp.	246	587,751
Japan Prime Realty Investment Corp.	1,722	1,161,220
Japan Real Estate Investment Corp.	3,198	2,670,695
Mori Hills REIT Investment Corp.	615	584,612
Nippon Building Fund Inc.	3,690	3,364,069
Orix JREIT Inc.	2,460	1,668,302
Total Office REITs		10,036,649
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	135,300	2,577,472
Daiwa House Industry Co. Ltd.	270,600	8,973,676
Hulic Co. Ltd.	221,400	2,421,706
Mitsubishi Estate Co. Ltd.	516,600	12,593,248
Mitsui Fudosan Co. Ltd.	1,230,000	13,971,833
Nomura Real Estate Holdings Inc.	246,000	1,517,637
Relo Group Inc.	36,900	403,853
Sumitomo Realty & Development Co. Ltd.	295,200	7,405,189
Tokyo Tatemono Co. Ltd.	86,100	1,947,817
Tokyu Fudosan Holdings Corp.	270,600	2,466,984
Total Real Estate Management & Development		54,279,415
Residential REITs — 0.1%
Advance Residence Investment Corp.	1,230	1,345,000
Daiwa Securities Living Investments Corp.	861	626,751
Mitsui Fudosan Accommodations Fund Inc.	1,107	949,190
Total Residential REITs		2,920,941
Retail REITs — 0.2%
AEON REIT Investment Corp.	861	754,189
Frontier Real Estate Investment Corp.	1,107	656,806
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Retail REITs — continued
	Japan Metropolitan Fund Investment Corp.	3,198	$2,531,958
Total Retail REITs			3,942,953

Total Real Estate			91,118,913
Utilities — 1.4%
Electric Utilities — 0.8%
	Chubu Electric Power Co. Inc.	344,400	5,299,645
	Chugoku Electric Power Co. Inc.	147,600	936,949
	Kansai Electric Power Co. Inc.	455,100	7,127,950
	Kyushu Electric Power Co. Inc.	221,400	2,371,563
	Shikoku Electric Power Co. Inc.	73,800	730,019
	Tohoku Electric Power Co. Inc.	221,400	1,628,595
	Tokyo Electric Power Co. Holdings Inc.	713,400	2,991,597 *
Total Electric Utilities			21,086,318
Gas Utilities — 0.5%
	Osaka Gas Co. Ltd.	172,200	5,965,396
	Toho Gas Co. Ltd.	36,900	1,097,736
	Tokyo Gas Co. Ltd.	159,900	6,329,896
Total Gas Utilities			13,393,028
Independent Power and Renewable Electricity Producers — 0.1%
	Electric Power Development Co. Ltd.	73,800	1,489,230

Total Utilities			35,968,576
Total Investments before Short-Term Investments (Cost — $2,055,117,408)			2,533,814,227
	Rate
Short-Term Investments — 0.3%
Investments from Cash Collateral Received for Loaned Securities — 0.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $7,833,950)	3.620%	7,833,950	7,833,950 (b)(c)(d)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $440,595)	3.620%	440,595	440,595 (b)(c)(d)

Total Short-Term Investments (Cost — $8,274,545)			8,274,545
Total Investments — 100.1% (Cost — $2,063,391,953)			2,542,088,772
Liabilities in Excess of Other Assets — (0.1)%			(3,215,745)
Total Net Assets — 100.0%			$2,538,873,027

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at December 31, 2025.
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $8,274,545 and the cost was $8,274,545 (Note 2).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan ETF
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Tokyo Topix Index	18	3/26	$3,923,334	$3,919,934	$(3,400)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 6.7%
Diversified Telecommunication Services — 0.5%
Internet Initiative Japan Inc.	2,182	$38,498
NTT Inc.	551,000	554,357
Total Diversified Telecommunication Services		592,855
Entertainment — 2.1%
Capcom Co. Ltd.	6,681	155,618
Koei Tecmo Holdings Co. Ltd.	2,900	35,254
Konami Group Corp.	1,949	265,222
Nexon Co. Ltd.	7,410	180,918
Nintendo Co. Ltd.	20,051	1,355,325
Square Enix Holdings Co. Ltd.	6,143	112,067
Toei Animation Co. Ltd.	1,085	18,863
Toho Co. Ltd.	2,034	103,552
Total Entertainment		2,226,819
Interactive Media & Services — 0.2%
Kakaku.com Inc.	2,050	30,237
LY Corp.	52,200	138,938
Total Interactive Media & Services		169,175
Media — 0.3%
CyberAgent Inc.	8,700	74,264
Dentsu Group Inc.	3,792	80,415
Fuji Media Holdings Inc.	1,074	25,283
Hakuhodo DY Holdings Inc.	5,800	43,164
Kadokawa Corp.	2,090	42,348
Nippon Television Holdings Inc.	1,035	25,125
SKY Perfect JSAT Holdings Inc.	2,900	36,892
TBS Holdings Inc.	642	23,670
Total Media		351,161
Wireless Telecommunication Services — 3.6%
KDDI Corp.	55,051	951,263
SoftBank Corp.	565,500	774,949
SoftBank Group Corp.	78,068	2,191,452
Total Wireless Telecommunication Services		3,917,664

Total Communication Services		7,257,674
Consumer Discretionary — 16.8%
Automobile Components — 2.4%
Aisin Corp.	9,768	182,342
Bridgestone Corp.	22,838	511,995
Denso Corp.	35,443	487,964
GS Yuasa Corp.	1,783	42,657
JTEKT Corp.	2,900	32,100
Koito Manufacturing Co. Ltd.	3,222	47,484
NHK Spring Co. Ltd.	2,900	46,577
Nifco Inc.	1,570	48,519
Niterra Co. Ltd.	3,796	166,884
NOK Corp.	1,180	21,139
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Stanley Electric Co. Ltd.	1,900	$37,310
Sumitomo Electric Industries Ltd.	15,060	607,704
Sumitomo Rubber Industries Ltd.	2,900	44,653
Toyo Tire Corp.	2,872	79,429
Toyoda Gosei Co. Ltd.	2,039	51,292
Toyota Boshoku Corp.	1,108	17,764
TS Tech Co. Ltd.	1,570	18,440
Yokohama Rubber Co. Ltd.	2,900	111,323
Total Automobile Components		2,555,576
Automobiles — 6.0%
Honda Motor Co. Ltd.	75,400	738,871
Isuzu Motors Ltd.	10,802	168,117
Mazda Motor Corp.	11,600	90,213
Mitsubishi Motors Corp.	11,600	27,456
Nissan Motor Co. Ltd.	43,500	108,261 *
Subaru Corp.	11,638	252,072
Suzuki Motor Corp.	34,754	517,613
Toyota Motor Corp.	211,737	4,533,410
Yamaha Motor Co. Ltd.	17,400	128,714
Total Automobiles		6,564,727
Broadline Retail — 0.8%
Isetan Mitsukoshi Holdings Ltd.	5,785	83,964
Izumi Co. Ltd.	843	16,135
J Front Retailing Co. Ltd.	4,350	60,916
Mercari Inc.	2,175	43,987 *
Pan Pacific International Holdings Corp.	37,737	224,455
Rakuten Group Inc.	29,000	185,754 *
Ryohin Keikaku Co. Ltd.	10,045	178,284
Takashimaya Co. Ltd.	5,800	60,740
Total Broadline Retail		854,235
Distributors — 0.0%††
PALTAC Corp.	617	18,989
Hotels, Restaurants & Leisure — 0.9%
Food & Life Cos. Ltd.	2,194	110,760
Heiwa Corp.	1,077	13,955
McDonald’s Holdings Co. Japan Ltd.	1,753	71,464
Metaplanet Inc.	20,300	52,452 *
Oriental Land Co. Ltd.	21,847	403,991
Resorttrust Inc.	2,900	36,309
Round One Corp.	2,900	20,722
Skylark Holdings Co. Ltd.	4,225	90,702
Toridoll Holdings Corp.	725	19,602
Zensho Holdings Co. Ltd.	1,705	97,626
Total Hotels, Restaurants & Leisure		917,583
Household Durables — 4.1%
Casio Computer Co. Ltd.	2,900	23,497
Haseko Corp.	4,764	94,462
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Iida Group Holdings Co. Ltd.	2,900	$46,559
Nikon Corp.	5,800	64,533
Open House Group Co. Ltd.	1,423	83,540
Panasonic Holdings Corp.	44,800	578,346
Rinnai Corp.	2,050	51,791
Sekisui House Ltd.	11,616	259,228
Sharp Corp.	5,800	28,522 *
Sony Group Corp.	119,995	3,080,544
Sumitomo Forestry Co. Ltd.	8,700	89,056
Total Household Durables		4,400,078
Leisure Products — 0.6%
Bandai Namco Holdings Inc.	11,038	293,793
Sankyo Co. Ltd.	3,650	59,170
Sega Sammy Holdings Inc.	2,900	45,292
Shimano Inc.	1,493	157,496
Tomy Co. Ltd.	1,864	32,792
Yamaha Corp.	8,700	60,638
Total Leisure Products		649,181
Specialty Retail — 1.7%
ABC-Mart Inc.	1,538	26,066
Bic Camera Inc.	1,718	18,435
Fast Retailing Co. Ltd.	3,538	1,285,232
K’s Holdings Corp.	2,900	29,944
Nitori Holdings Co. Ltd.	8,114	141,967
Sanrio Co. Ltd.	3,749	117,604
Shimamura Co. Ltd.	812	52,944
USS Co. Ltd.	8,700	95,301
Workman Co. Ltd.	398	16,708
Yamada Holdings Co. Ltd.	11,600	38,446
ZOZO Inc.	8,700	71,656
Total Specialty Retail		1,894,303
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	13,424	321,587
Goldwin Inc.	1,932	30,931
Total Textiles, Apparel & Luxury Goods		352,518

Total Consumer Discretionary		18,207,190
Consumer Staples — 5.2%
Beverages — 0.7%
Asahi Group Holdings Ltd.	29,000	303,330
Coca-Cola Bottlers Japan Holdings Inc.	2,900	58,631
Ito En Ltd.	1,163	22,816
Kirin Holdings Co. Ltd.	15,788	236,500
Sapporo Holdings Ltd.	6,825	73,412
Suntory Beverage & Food Ltd.	2,447	73,795
Takara Holdings Inc.	2,900	29,732
Total Beverages		798,216
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	49,045	$775,045
Blue Zones Holdings Co. Ltd.	444	24,097
Cosmos Pharmaceutical Corp.	642	32,533
Kobe Bussan Co. Ltd.	2,900	70,120
Kusuri no Aoki Holdings Co. Ltd.	992	29,606
MatsukiyoCocokara & Co.	6,645	114,972
Seven & i Holdings Co. Ltd.	43,500	624,561
Sugi Holdings Co. Ltd.	1,860	43,728
Sundrug Co. Ltd.	1,276	35,054
Tsuruha Holdings Inc.	5,053	92,778
Total Consumer Staples Distribution & Retail		1,842,494
Food Products — 1.3%
Ajinomoto Co. Inc.	19,040	402,920
Calbee Inc.	1,421	27,106
Ezaki Glico Co. Ltd.	1,048	36,245
Fuji Oil Co. Ltd.	965	22,477
House Foods Group Inc.	1,144	21,009
Itoham Yonekyu Holdings Inc.	644	23,008
Kagome Co. Ltd.	1,716	29,515
Kewpie Corp.	2,050	56,578
Kikkoman Corp.	14,500	131,545
Kotobuki Spirits Co. Ltd.	1,810	21,166
MEIJI Holdings Co. Ltd	4,884	108,589
Morinaga & Co. Ltd.	1,388	23,555
Morinaga Milk Industry Co. Ltd.	1,485	35,281
NH Foods Ltd.	1,730	72,370
Nichirei Corp.	4,330	51,547
Nisshin Seifun Group Inc.	4,510	55,301
Nissin Foods Holdings Co. Ltd.	4,003	74,355
Toyo Suisan Kaisha Ltd.	1,753	120,226
Yakult Honsha Co. Ltd.	4,510	70,450
Yamazaki Baking Co. Ltd.	2,900	60,925
Total Food Products		1,444,168
Household Products — 0.2%
Lion Corp.	4,402	46,310
Unicharm Corp.	23,200	132,470
Total Household Products		178,780
Personal Care Products — 0.6%
Kao Corp.	9,123	364,408
Kobayashi Pharmaceutical Co. Ltd.	1,200	41,555
Kose Corp.	726	24,270
Pola Orbis Holdings Inc.	2,900	24,089
Rohto Pharmaceutical Co. Ltd.	4,616	77,392
Shiseido Co. Ltd.	8,676	126,090
Total Personal Care Products		657,804
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.7%
Japan Tobacco Inc.	21,883	$787,394

Total Consumer Staples		5,708,856
Energy — 0.9%
Energy Equipment & Services — 0.1%
Modec Inc.	858	65,139
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	2,474	65,896
ENEOS Holdings Inc.	52,200	368,659
Idemitsu Kosan Co. Ltd.	14,500	109,436
Inpex Corp.	17,411	347,342
Iwatani Corp.	2,900	30,481
Total Oil, Gas & Consumable Fuels		921,814

Total Energy		986,953
Financials — 15.2%
Banks — 9.5%
Aozora Bank Ltd.	2,900	46,420
Chiba Bank Ltd.	11,600	129,362
Chugin Financial Group Inc.	2,900	45,708
Fukuoka Financial Group Inc.	3,544	114,565
Gunma Bank Ltd.	5,800	63,922
Hachijuni Bank Ltd.	8,700	94,218
Hirogin Holdings Inc.	5,800	58,520
Iyogin Holdings Inc.	5,800	94,413
Japan Post Bank Co. Ltd.	34,800	490,435
Kyoto Financial Group Inc.	5,800	126,808
Kyushu Financial Group Inc.	5,800	37,669
Mebuki Financial Group Inc.	17,400	115,227
Mitsubishi UFJ Financial Group Inc.	218,778	3,479,623
Mizuho Financial Group Inc.	48,750	1,772,784
Rakuten Bank Ltd.	1,653	72,892 *
Resona Holdings Inc.	43,500	414,339
Seven Bank Ltd.	11,600	22,579
Shizuoka Financial Group Inc.	8,700	134,986
Sumitomo Mitsui Financial Group Inc.	73,722	2,370,938
Sumitomo Mitsui Trust Group Inc.	13,034	397,227
Yamaguchi Financial Group Inc.	2,900	39,278
Yokohama Financial Group Inc.	20,300	167,521
Total Banks		10,289,434
Capital Markets — 1.1%
Daiwa Securities Group Inc.	26,100	228,205
Japan Exchange Group Inc.	20,300	217,058
Nihon M&A Center Holdings Inc.	5,800	26,672
Nomura Holdings Inc.	58,000	481,406
SBI Holdings Inc.	10,369	223,263
Total Capital Markets		1,176,604
Consumer Finance — 0.1%
Acom Co. Ltd.	8,700	27,442
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
AEON Financial Service Co. Ltd.	2,900	$32,100
Credit Saison Co. Ltd.	2,040	54,766
Marui Group Co. Ltd.	2,844	58,442
Total Consumer Finance		172,750
Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	1,044	28,594
GMO Payment Gateway Inc.	732	45,547
Mitsubishi HC Capital Inc.	17,400	145,532
ORIX Corp.	22,770	661,549
Sony Financial Group Inc.	115,598	122,423 *
Tokyo Century Corp.	2,900	37,530
Zenkoku Hosho Co. Ltd.	2,150	42,809
Total Financial Services		1,083,984
Insurance — 3.5%
Dai-ichi Life Holdings Inc.	69,600	578,797
Japan Post Holdings Co. Ltd.	31,900	335,902
Japan Post Insurance Co. Ltd.	3,625	108,973
MS&AD Insurance Group Holdings Inc.	24,760	581,780
Sompo Holdings Inc.	17,296	588,800
T&D Holdings Inc.	9,692	223,526
Tokio Marine Holdings Inc.	36,733	1,363,207
Total Insurance		3,780,985

Total Financials		16,503,757
Health Care — 6.0%
Biotechnology — 0.0%††
PeptiDream Inc.	1,810	19,128 *
Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	4,161	77,980
Hoya Corp.	6,750	1,019,961
Nihon Kohden Corp.	2,900	31,138
Nipro Corp.	2,900	27,326
Olympus Corp.	21,200	268,407
Sysmex Corp.	8,700	85,615
Terumo Corp.	28,527	413,131
Total Health Care Equipment & Supplies		1,923,558
Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	2,900	44,977
Medipal Holdings Corp.	3,867	68,338
Suzuken Co. Ltd.	974	38,097
Total Health Care Providers & Services		151,412
Health Care Technology — 0.1%
JMDC Inc.	600	15,254
M3 Inc.	8,700	117,336
Total Health Care Technology		132,590
Pharmaceuticals — 3.9%
Astellas Pharma Inc.	35,700	476,699
Chugai Pharmaceutical Co. Ltd.	12,797	672,976
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Daiichi Sankyo Co. Ltd.	36,804	$786,116
Eisai Co. Ltd.	5,195	154,446
Hisamitsu Pharmaceutical Co. Inc.	1,166	32,671
Kyowa Kirin Co. Ltd.	4,565	73,596
Nippon Shinyaku Co. Ltd.	948	34,171
Ono Pharmaceutical Co. Ltd.	8,700	120,583
Otsuka Holdings Co. Ltd.	8,700	492,488
Santen Pharmaceutical Co. Ltd.	5,800	60,167
Sawai Group Holdings Co. Ltd.	2,214	33,321
Shionogi & Co. Ltd.	15,020	272,237
Sumitomo Pharma Co. Ltd.	2,900	42,886 *
Takeda Pharmaceutical Co. Ltd.	31,554	973,324
Tsumura & Co.	1,199	31,187
Total Pharmaceuticals		4,256,868

Total Health Care		6,483,556
Industrials — 24.7%
Air Freight & Logistics — 0.3%
Nippon Express Holdings Inc.	4,141	88,529
Sankyu Inc.	873	47,096
SG Holdings Co. Ltd.	8,700	79,566
Yamato Holdings Co. Ltd.	5,800	81,739
Total Air Freight & Logistics		296,930
Building Products — 1.1%
AGC Inc.	3,884	128,678
Daikin Industries Ltd.	5,466	700,228
Lixil Corp.	5,800	70,102
Nichias Corp.	1,035	44,742
Sanwa Holdings Corp.	3,745	97,457
Takasago Thermal Engineering Co. Ltd.	2,170	61,399
TOTO Ltd.	2,900	80,185
Total Building Products		1,182,791
Commercial Services & Supplies — 0.6%
ALSOK Co. Ltd.	5,800	45,569
Dai Nippon Printing Co. Ltd.	8,662	148,875
Kokuyo Co. Ltd.	6,636	37,074
Park24 Co. Ltd.	2,900	38,668
Secom Co. Ltd.	7,942	282,374
TOPPAN Holdings Inc.	5,272	156,769
Total Commercial Services & Supplies		709,329
Construction & Engineering — 1.3%
COMSYS Holdings Corp.	2,062	59,908
EXEO Group Inc.	3,238	53,689
INFRONEER Holdings Inc.	2,900	39,556
JGC Holdings Corp.	2,900	35,162
Kajima Corp.	8,700	323,867
Kandenko Co. Ltd.	1,690	54,211
Kinden Corp.	2,278	98,724
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Kraftia Corp.	875	$42,967
Obayashi Corp.	13,102	273,249
Shimizu Corp.	8,700	148,113
SHO-BOND Holdings Co. Ltd.	3,336	28,179
Taisei Corp.	2,933	277,591
Toda Corp.	2,900	23,423
Total Construction & Engineering		1,458,639
Electrical Equipment — 2.2%
Fuji Electric Co. Ltd.	2,878	217,578
Fujikura Ltd.	5,399	600,712
Furukawa Electric Co. Ltd.	1,242	79,316
Mabuchi Motor Co. Ltd.	3,848	35,314
Mitsubishi Electric Corp.	39,384	1,152,035
NIDEC Corp.	18,638	253,509
Total Electrical Equipment		2,338,464
Ground Transportation — 2.0%
Central Japan Railway Co.	17,292	478,455
East Japan Railway Co.	21,654	570,827
Hankyu Hanshin Holdings Inc.	4,110	103,389
Keikyu Corp.	2,900	28,372
Keio Corp.	2,050	53,020
Keisei Electric Railway Co. Ltd.	8,700	71,545
Kintetsu Group Holdings Co. Ltd.	3,380	66,201
Kyushu Railway Co.	2,900	75,375
Nagoya Railroad Co. Ltd.	2,900	31,119
Nankai Electric Railway Co. Ltd.	2,900	54,940
Nikkon Holdings Co. Ltd.	1,932	41,981
Odakyu Electric Railway Co. Ltd.	5,800	63,201
Seibu Holdings Inc.	3,361	92,288
Seino Holdings Co. Ltd.	2,900	43,589
Sotetsu Holdings Inc.	1,399	25,152
Tobu Railway Co. Ltd.	3,837	64,637
Tokyo Metro Co. Ltd.	5,800	59,001
Tokyu Corp.	8,700	101,573
West Japan Railway Co.	8,700	173,506
Total Ground Transportation		2,198,171
Industrial Conglomerates — 2.8%
Hikari Tsushin Inc.	316	88,201
Hitachi Ltd.	87,724	2,743,456
Keihan Holdings Co. Ltd.	1,887	40,679
Sekisui Chemical Co. Ltd.	7,649	128,585
Total Industrial Conglomerates		3,000,921
Machinery — 5.8%
Amada Co. Ltd.	5,800	68,529
Daifuku Co. Ltd.	6,835	214,890
DMG Mori Co. Ltd.	2,900	48,770
Ebara Corp.	9,957	234,021
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
FANUC Corp.	18,541	$719,662
Fujitec Co. Ltd.	150	5,414
Harmonic Drive Systems Inc.	845	20,378
Hino Motors Ltd.	5,800	14,283 *
Hitachi Construction Machinery Co. Ltd.	2,062	60,908
Hoshizaki Corp.	2,297	76,393
IHI Corp.	18,411	323,539
Japan Steel Works Ltd.	1,083	53,057
Kawasaki Heavy Industries Ltd.	3,084	204,229
Komatsu Ltd.	18,172	579,668
Kubota Corp.	18,800	265,847
Kurita Water Industries Ltd.	2,098	84,967
Makita Corp.	4,659	140,800
Minebea Mitsumi Inc.	7,865	157,606
MiSUMi Group Inc.	5,800	90,546
Mitsubishi Heavy Industries Ltd.	63,692	1,560,351
Miura Co. Ltd.	1,834	35,558
Nabtesco Corp.	2,100	50,214
NGK Insulators Ltd.	5,800	123,996
NSK Ltd.	8,700	54,161
OKUMA Corp.	936	21,676
Organo Corp.	480	39,672
SMC Corp.	1,071	372,112
Sumitomo Heavy Industries Ltd.	2,023	53,548
THK Co. Ltd.	2,040	52,150
Toyota Industries Corp.	3,462	393,146
Yaskawa Electric Corp.	4,921	149,314
Total Machinery		6,269,405
Marine Transportation — 0.5%
Kawasaki Kisen Kaisha Ltd.	7,121	99,084
Mitsui OSK Lines Ltd.	6,409	192,583
Nippon Yusen KK	8,427	273,006
Total Marine Transportation		564,673
Passenger Airlines — 0.1%
ANA Holdings Inc.	2,900	55,116
Japan Airlines Co. Ltd.	2,900	53,746
Total Passenger Airlines		108,862
Professional Services — 1.6%
BayCurrent Inc.	2,589	107,362
Persol Holdings Co. Ltd.	34,800	64,518
Recruit Holdings Co. Ltd.	26,726	1,508,469
Visional Inc.	428	27,333 *
Total Professional Services		1,707,682
Trading Companies & Distributors — 6.3%
ITOCHU Corp.	127,060	1,600,966
Marubeni Corp.	29,347	815,002
Mitsubishi Corp.	65,500	1,498,504
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Mitsui & Co. Ltd.	50,533	$1,496,856
MonotaRO Co. Ltd.	4,710	75,137
Nagase & Co. Ltd.	1,930	46,839
Sojitz Corp.	3,909	121,376
Sumitomo Corp.	20,412	704,774
Toyota Tsusho Corp.	13,725	461,805
Total Trading Companies & Distributors		6,821,259
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	1,397	39,090
Kamigumi Co. Ltd.	1,774	57,268
Mitsubishi Logistics Corp.	5,800	44,311
Total Transportation Infrastructure		140,669

Total Industrials		26,797,795
Information Technology — 13.2%
Electronic Equipment, Instruments & Components — 3.9%
Alps Alpine Co. Ltd.	2,900	36,882
Amano Corp.	1,135	30,499
Azbil Corp.	8,700	78,955
Canon Marketing Japan Inc.	930	40,826
Dexerials Corp.	2,900	48,631
Hamamatsu Photonics KK	5,800	61,462
Hirose Electric Co. Ltd.	584	64,438
Horiba Ltd.	746	75,959
Ibiden Co. Ltd.	5,240	225,018
Jeol Ltd.	852	27,346
Keyence Corp.	3,751	1,356,386
Kyocera Corp.	26,100	365,745
Macnica Holdings Inc.	2,900	44,265
Maruwa Co. Ltd.	145	39,408
Murata Manufacturing Co. Ltd.	31,922	661,066
Nippon Electric Glass Co. Ltd.	1,399	54,935
Omron Corp.	3,664	92,567
Shimadzu Corp.	4,710	125,243
Taiyo Yuden Co. Ltd.	2,900	65,495
TDK Corp.	37,844	533,817
Yokogawa Electric Corp.	5,010	160,325
Total Electronic Equipment, Instruments & Components		4,189,268
IT Services — 2.5%
BIPROGY Inc.	1,438	49,669
Dentsu Soken Inc.	1,329	23,215
Fujitsu Ltd.	34,262	946,252
GMO internet group Inc.	1,192	29,795
NEC Corp.	24,680	836,076
Nomura Research Institute Ltd.	8,490	326,124
NS Solutions Corp.	1,288	36,336
Obic Co. Ltd.	6,787	213,121
Otsuka Corp.	4,302	88,705
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
SCSK Corp.	700	$25,272
SHIFT Inc.	2,900	18,168 *
TIS Inc.	4,270	143,210
Total IT Services		2,735,943
Semiconductors & Semiconductor Equipment — 5.4%
Advantest Corp.	14,638	1,833,660
Disco Corp.	1,704	523,664
Kioxia Holdings Corp.	3,348	222,887 *
Kokusai Electric Corp.	3,958	138,755
Lasertec Corp.	1,514	286,341
Renesas Electronics Corp.	31,854	434,895
Rohm Co. Ltd.	6,766	95,828
Rorze Corp.	1,810	25,959
SCREEN Holdings Co. Ltd.	1,727	167,913
Socionext Inc.	3,544	49,504
SUMCO Corp.	5,800	53,099
Tokyo Electron Ltd.	8,804	1,927,674
Tokyo Seimitsu Co. Ltd.	696	49,310
Ulvac Inc.	906	40,923
Total Semiconductors & Semiconductor Equipment		5,850,412
Software — 0.2%
Justsystems Corp.	428	13,817
Money Forward Inc.	842	25,075 *
OBIC Business Consultants Co. Ltd.	584	31,494
Oracle Corp. Japan	609	51,247
Rakus Co. Ltd.	3,770	25,014
Trend Micro Inc.	2,506	103,952 *
Total Software		250,599
Technology Hardware, Storage & Peripherals — 1.2%
Brother Industries Ltd.	4,300	85,646
Canon Inc.	16,698	493,552
FUJIFILM Holdings Corp.	24,581	524,411
Konica Minolta Inc.	8,700	37,748
Ricoh Co. Ltd.	11,600	101,684
Seiko Epson Corp.	5,800	73,377
Total Technology Hardware, Storage & Peripherals		1,316,418

Total Information Technology		14,342,640
Materials — 4.7%
Chemicals — 3.2%
Aica Kogyo Co. Ltd.	1,053	23,634
Air Water Inc.	3,650	52,557
Asahi Kasei Corp.	26,100	231,286
Daicel Corp.	5,800	51,767
DIC Corp.	1,683	39,223
Kaneka Corp.	834	23,385
Kansai Paint Co. Ltd.	2,900	45,791
Kuraray Co. Ltd.	5,800	58,723
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Mitsubishi Chemical Group Corp.	26,100	$152,376
Mitsubishi Gas Chemical Co. Inc.	2,856	51,738
Mitsui Chemicals Inc.	5,800	74,080
Nippon Kayaku Co. Ltd.	2,900	31,110
Nippon Paint Holdings Co. Ltd.	17,400	116,281
Nippon Sanso Holdings Corp.	3,767	112,184
Nippon Shokubai Co. Ltd.	2,900	37,105
Nissan Chemical Corp.	2,926	100,112
Nitto Denko Corp.	13,428	318,256
NOF Corp.	4,070	78,183
Resonac Holdings Corp.	3,500	145,721
Shin-Etsu Chemical Co. Ltd.	36,983	1,149,754
Sumitomo Bakelite Co. Ltd.	1,305	42,985
Sumitomo Chemical Co. Ltd.	29,000	82,442
Taiyo Holdings Co. Ltd.	1,499	45,540
Teijin Ltd.	2,900	25,079
Tokai Carbon Co. Ltd.	2,900	17,932
Tokyo Ohka Kogyo Co. Ltd.	2,067	76,537
Toray Industries Inc.	29,000	188,714
Tosoh Corp.	5,800	87,030
UBE Corp.	1,810	29,688
Zeon Corp.	2,900	33,108
Total Chemicals		3,522,321
Construction Materials — 0.1%
Taiheiyo Cement Corp.	2,268	56,185
Containers & Packaging — 0.1%
FP Corp.	940	15,772
Toyo Seikan Group Holdings Ltd.	2,900	70,786
Total Containers & Packaging		86,558
Metals & Mining — 1.2%
Daido Steel Co. Ltd.	2,900	29,593
Dowa Holdings Co. Ltd.	843	39,971
JFE Holdings Inc.	11,600	147,826
JX Advanced Metals Corp.	11,600	145,051
Kobe Steel Ltd.	6,700	88,524
Maruichi Steel Tube Ltd.	3,405	31,520
Mitsubishi Materials Corp.	2,900	67,900
Mitsui Kinzoku Co. Ltd.	1,164	130,959
Nippon Steel Corp.	99,350	406,793
Sumitomo Metal Mining Co. Ltd.	4,652	188,668
Yamato Kogyo Co. Ltd.	706	48,149
Total Metals & Mining		1,324,954
Paper & Forest Products — 0.1%
Oji Holdings Corp.	14,500	79,575

Total Materials		5,069,593
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 3.5%
Diversified REITs — 0.4%
Activia Properties Inc.	41	$36,829
Daiwa House REIT Investment Corp.	82	74,914
KDX Realty Investment Corp.	75	84,165
Nomura Real Estate Master Fund Inc.	87	96,078
Sekisui House REIT Inc.	87	49,954
United Urban Investment Corp.	62	72,385
Total Diversified REITs		414,325
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	145	59,575
Japan Hotel REIT Investment Corp.	87	45,402
Total Hotel & Resort REITs		104,977
Industrial REITs — 0.3%
GLP J-REIT	87	82,646
Industrial & Infrastructure Fund Investment Corp.	58	57,058
Japan Logistics Fund Inc.	48	31,879
LaSalle Logiport REIT	29	29,343
Mitsui Fudosan Logistics Park Inc.	57	44,401
Nippon Prologis REIT Inc.	140	82,976
Total Industrial REITs		328,303
Office REITs — 0.4%
Daiwa Office Investment Corp.	10	23,892
Japan Prime Realty Investment Corp.	71	47,878
Japan Real Estate Investment Corp.	131	109,400
Mori Hills REIT Investment Corp.	29	27,567
Nippon Building Fund Inc.	145	132,193
Orix JREIT Inc.	116	78,668
Total Office REITs		419,598
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	5,546	105,652
Daiwa House Industry Co. Ltd.	11,638	385,941
Hulic Co. Ltd.	8,700	95,162
Mitsubishi Estate Co. Ltd.	21,365	520,818
Mitsui Fudosan Co. Ltd.	52,200	592,951
Nomura Real Estate Holdings Inc.	11,600	71,564
Relo Group Inc.	2,900	31,739
Sumitomo Realty & Development Co. Ltd.	12,530	314,319
Tokyo Tatemono Co. Ltd.	3,697	83,636
Tokyu Fudosan Holdings Corp.	11,600	105,754
Total Real Estate Management & Development		2,307,536
Residential REITs — 0.1%
Advance Residence Investment Corp.	58	63,423
Daiwa Securities Living Investments Corp.	29	21,110
Mitsui Fudosan Accommodations Fund Inc.	46	39,442
Total Residential REITs		123,975
Retail REITs — 0.1%
AEON REIT Investment Corp.	29	25,402
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Retail REITs — continued
	Frontier Real Estate Investment Corp.	47	$27,886
	Japan Metropolitan Fund Investment Corp.	145	114,801
Total Retail REITs			168,089

Total Real Estate			3,866,803
Utilities — 1.4%
Electric Utilities — 0.8%
	Chubu Electric Power Co. Inc.	14,500	223,127
	Chugoku Electric Power Co. Inc.	5,800	36,818
	Kansai Electric Power Co. Inc.	20,300	317,946
	Kyushu Electric Power Co. Inc.	8,700	93,191
	Shikoku Electric Power Co. Inc.	2,900	28,686
	Tohoku Electric Power Co. Inc.	8,700	63,996
	Tokyo Electric Power Co. Holdings Inc.	29,000	121,610 *
Total Electric Utilities			885,374
Gas Utilities — 0.5%
	Osaka Gas Co. Ltd.	7,224	250,256
	Toho Gas Co. Ltd.	1,575	46,855
	Tokyo Gas Co. Ltd.	7,125	282,054
Total Gas Utilities			579,165
Independent Power and Renewable Electricity Producers — 0.1%
	Electric Power Development Co. Ltd.	2,900	58,520

Total Utilities			1,523,059
Total Investments before Short-Term Investments (Cost — $86,682,464)			106,747,876
	Rate
Short-Term Investments — 0.3%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $364,161)	3.620%	364,161	364,161 (a)(b)(c)
Total Investments — 98.6% (Cost — $87,046,625)			107,112,037
Other Assets in Excess of Liabilities — 1.4%			1,491,433
Total Net Assets — 100.0%			$108,603,470

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $364,161 and the cost was $364,161 (Note 2).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Japan Hedged ETF
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini Tokyo Topix Index	48	3/26	$1,040,937	$1,045,316	$4,379
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	276,606,114	USD	1,759,111	State Street Bank and Trust Co.	1/6/26	$5,578
JPY	305,850,133	USD	1,975,541	State Street Bank and Trust Co.	1/6/26	(24,282)
JPY	4,158,220,820	USD	26,528,300	State Street Bank and Trust Co.	1/6/26	271
USD	987,851	JPY	152,925,067	State Street Bank and Trust Co.	1/6/26	12,221
USD	29,504,690	JPY	4,587,752,000	State Street Bank and Trust Co.	1/6/26	235,800
JPY	276,606,114	USD	1,759,108	UBS Securities LLC	1/6/26	5,581
JPY	305,850,133	USD	1,975,567	UBS Securities LLC	1/6/26	(24,308)
JPY	4,158,220,820	USD	26,528,300	UBS Securities LLC	1/6/26	271
USD	987,854	JPY	152,925,067	UBS Securities LLC	1/6/26	12,225
USD	29,504,348	JPY	4,587,752,000	UBS Securities LLC	1/6/26	235,459
JPY	553,212,228	USD	3,518,202	Wells Fargo Securities LLC	1/6/26	11,175
JPY	611,700,267	USD	3,951,100	Wells Fargo Securities LLC	1/6/26	(48,582)
JPY	8,316,441,638	USD	53,056,871	Wells Fargo Securities LLC	1/6/26	271
USD	1,975,734	JPY	305,850,133	Wells Fargo Securities LLC	1/6/26	24,474
USD	59,010,479	JPY	9,175,504,000	Wells Fargo Securities LLC	1/6/26	472,701
USD	27,148,094	JPY	4,244,952,000	State Street Bank and Trust Co.	2/3/26	(1,341)
USD	27,146,757	JPY	4,244,952,000	UBS Securities LLC	2/3/26	(2,678)
USD	54,297,577	JPY	8,489,904,000	Wells Fargo Securities LLC	2/3/26	(1,293)
Net unrealized appreciation on open forward foreign currency contracts						$913,543

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 80.3%
Communication Services — 3.8%
Diversified Telecommunication Services — 0.8%
Operadora De Sites Mexicanos SAB de CV	50,825	$43,166
Telefonica Brasil SA	49,000	295,980
Total Diversified Telecommunication Services		339,146
Media — 0.3%
Megacable Holdings SAB de CV	48,602	139,809
Wireless Telecommunication Services — 2.7%
America Movil SAB de CV	1,011,674	1,048,276
TIM SA	51,300	199,780
Total Wireless Telecommunication Services		1,248,056

Total Communication Services		1,727,011
Consumer Discretionary — 3.5%
Broadline Retail — 1.0%
El Puerto de Liverpool SAB de CV, Class C1 Shares	12,730	70,987
Falabella SA	53,998	376,367
Total Broadline Retail		447,354
Hotels, Restaurants & Leisure — 0.5%
Alsea SAB de CV	31,426	94,158
Smartfit Escola de Ginastica e Danca SA	33,247	141,367
Total Hotels, Restaurants & Leisure		235,525
Specialty Retail — 2.0%
Cosan SA	76,000	73,785 *
Empresas Copec SA	25,403	198,924
Lojas Renner SA	62,700	153,897
Ultrapar Participacoes SA	45,600	173,920
Vibra Energia SA	74,101	342,527
Total Specialty Retail		943,053

Total Consumer Discretionary		1,625,932
Consumer Staples — 12.9%
Beverages — 6.2%
Ambev SA	281,200	711,243
Arca Continental SAB de CV	56,525	612,675
Becle SAB de CV	30,894	35,569
Cia Cervecerias Unidas SA	8,151	53,029
Coca-Cola Femsa SAB de CV	29,868	284,186
Fomento Economico Mexicano SAB de CV	112,461	1,137,526
Total Beverages		2,834,228
Consumer Staples Distribution & Retail — 4.2%
Cencosud SA	82,061	263,502
Grupo Comercial Chedraui SA de CV	18,658	127,974
Grupo Mateus SA	32,300	26,584
Raia Drogasil SA	85,272	364,912
Sendas Distribuidora S/A	87,400	116,113
Wal-Mart de Mexico SAB de CV	328,415	1,025,275
Total Consumer Staples Distribution & Retail		1,924,360
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — 1.8%
Gruma SAB de CV, Class B Shares	10,355	$178,678
Grupo Bimbo SAB de CV, Class A Shares	78,356	257,649
M Dias Branco SA	7,600	33,231
MBRF Global Foods Co. SA	51,300	187,047
Sigma Foods SAB de CV, Class A Shares	160,721	140,702
SLC Agricola SA	11,000	32,219
Total Food Products		829,526
Household Products — 0.5%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	101,745	217,304
Personal Care Products — 0.2%
Natura Cosmeticos SA	57,000	77,494 *

Total Consumer Staples		5,882,912
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Brava Energia	26,600	81,745 *
Ecopetrol SA	293,227	145,154
Petroleo Brasileiro SA - Petrobras	239,400	1,422,922
PRIO SA	52,300	395,322 *

Total Energy		2,045,143
Financials — 15.3%
Banks — 10.1%
Banco Bradesco SA	95,000	270,450
Banco de Chile	2,873,617	554,595
Banco de Credito e Inversiones SA	5,016	324,914
Banco del Bajio SA	51,832	131,112 (a)
Banco do Brasil SA	110,400	441,620
Banco Itau Chile SA	3,819	84,507
Banco Santander Brasil SA	26,600	165,335
Banco Santander Chile	3,952,038	311,666
Grupo Financiero Banorte SAB de CV, Class O Shares	185,953	1,726,577
Grupo Financiero Inbursa SAB de CV, Class O Shares	114,874	278,376
Itau Unibanco Holding SA	32,869	218,037
Regional SAB de CV	16,226	128,747
Total Banks		4,635,936
Capital Markets — 3.4%
B3 SA - Brasil Bolsa Balcao	336,300	852,449
Banco BTG Pactual SA	76,000	729,245
Total Capital Markets		1,581,694
Consumer Finance — 0.4%
Gentera SAB de CV	69,654	178,517
Insurance — 1.4%
BB Seguridade Participacoes SA	41,800	275,755
Caixa Seguridade Participacoes S/A	38,000	115,253
Porto Seguro SA	11,800	104,138
Qualitas Controladora SAB de CV	12,882	133,732
Total Insurance		628,878

Total Financials		7,025,025
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 1.3%
Health Care Providers & Services — 1.1%
Hapvida Participacoes e Investimentos S/A	20,900	$56,181 *(a)
Rede D’Or Sao Luiz SA	62,700	464,665 (a)
Total Health Care Providers & Services		520,846
Pharmaceuticals — 0.2%
Hypera SA	19,000	81,690

Total Health Care		602,536
Industrials — 10.5%
Aerospace & Defense — 1.6%
Embraer SA	44,800	724,354
Commercial Services & Supplies — 0.2%
GPS Participacoes e Empreendimentos SA	28,806	84,950 (a)
Electrical Equipment — 1.9%
WEG SA	95,900	848,964
Ground Transportation — 1.4%
Localiza Rent a Car SA	56,200	446,851
Rumo SA	77,900	209,828
Total Ground Transportation		656,679
Industrial Conglomerates — 0.7%
Grupo Carso SAB de CV, Series A1 Shares	34,770	228,081
Quinenco SA	18,297	88,890
Total Industrial Conglomerates		316,971
Marine Transportation — 0.1%
Cia Sud Americana de Vapores SA	821,522	42,626
Passenger Airlines — 1.0%
Latam Airlines Group SA	17,797,623	481,473
Transportation Infrastructure — 3.6%
Grupo Aeroportuario del Centro Norte SAB de CV	17,727	240,110
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	26,315	692,376
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	10,184	328,061
Motiva Infraestrutura de Mobilidade SA	77,900	214,092
Promotora y Operadora de Infraestructura SAB de CV	11,267	167,531
Total Transportation Infrastructure		1,642,170

Total Industrials		4,798,187
Information Technology — 0.6%
Software — 0.6%
TOTVS SA	34,500	264,932

Materials — 16.7%
Chemicals — 0.2%
Alpek SAB de CV	107,349	55,288 *
Orbia Advance Corp. SAB de CV	55,423	48,088
Total Chemicals		103,376
Construction Materials — 2.9%
Cementos Argos SA	35,416	100,877
Cemex SAB de CV	976,201	1,122,282
GCC SAB de CV	10,697	108,651
Total Construction Materials		1,331,810
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — 0.4%
Klabin SA	47,968	$164,219
Metals & Mining — 12.0%
Cia Siderurgica Nacional SA	39,900	65,095
CSN Mineracao SA	26,600	26,456
Grupo Mexico SAB de CV, Series B Shares	183,787	1,738,052
Industrias Penoles SAB de CV	12,103	637,303 *
Vale SA	231,280	3,037,166
Total Metals & Mining		5,504,072
Paper & Forest Products — 1.2%
Empresas CMPC SA	71,535	112,193
Suzano SA	43,700	410,305
Total Paper & Forest Products		522,498

Total Materials		7,625,975
Real Estate — 2.8%
Diversified REITs — 0.8%
Concentradora Fibra Danhos SA de CV	56,544	88,246
Fibra Uno Administracion SA de CV	178,790	268,392
Total Diversified REITs		356,638
Industrial REITs — 0.6%
Prologis Property Mexico SA de CV	69,198	290,347
Real Estate Management & Development — 1.4%
Allos SA	19,000	98,367
Cencosud Shopping SA	31,122	80,431
Corp. Inmobiliaria Vesta SAB de CV	54,549	167,140
Multiplan Empreendimentos Imobiliarios SA	20,900	103,933
Plaza SA	50,863	179,746
Total Real Estate Management & Development		629,617

Total Real Estate		1,276,602
Utilities — 8.4%
Electric Utilities — 5.3%
Alupar Investimento SA	19,640	113,795
Axia Energia	76,000	701,923
Cia Energetica de Minas Gerais	3,800	10,194
Cia Paranaense de Energia - Copel	117,800	281,185
CPFL Energia SA	11,400	110,864
Enel Americas SA	1,226,355	116,518
Enel Chile SA	1,601,434	131,426
Energisa S/A	19,300	166,100
Equatorial SA	64,600	453,871
Interconexion Electrica SA ESP	27,056	176,619
Neoenergia SA	13,300	78,590
Transmissora Alianca de Energia Eletrica S/A	13,300	102,206
Total Electric Utilities		2,443,291
Independent Power and Renewable Electricity Producers — 1.0%
Auren Energia SA	20,900	45,273
Colbun SA	466,013	74,442
Eneva SA	60,800	223,905 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
Engie Brasil Energia SA		23,280	$133,271
Total Independent Power and Renewable Electricity Producers			476,891
Water Utilities — 2.1%
Aguas Andinas SA, Class A Shares		166,877	68,300
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		30,379	739,499
Cia De Sanena Do Parana		19,000	139,317
Total Water Utilities			947,116

Total Utilities			3,867,298
Total Common Stocks (Cost — $27,836,759)			36,741,553
	Rate
Preferred Stocks — 18.5%
Consumer Staples — 0.3%
Beverages — 0.3%
Embotelladora Andina SA, Class B Shares	0.521%	26,524	124,151 (b)

Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Petroleo Brasileiro SA - Petrobras	0.483%	292,600	1,645,683 (b)

Financials — 10.9%
Banks — 10.7%
Banco Bradesco SA	0.089%	332,500	1,103,732 (b)
Grupo Cibest SA	1.043%	29,146	461,538 (b)
Itau Unibanco Holding SA	0.038%	351,550	2,516,776 (b)
Itausa SA	0.130%	378,100	805,914 (b)
Total Banks			4,887,960
Financial Services — 0.2%
Grupo de Inversiones Suramericana SA	0.882%	6,574	74,030 (b)

Total Financials			4,961,990
Industrials — 0.0%††
Ground Transportation — 0.0%††
Localiza Rent a Car SA	—	2,177	16,487 *

Materials — 2.3%
Chemicals — 1.4%
Braskem SA, Class A Shares	—	11,400	16,414 *
Sociedad Quimica y Minera de Chile SA, Class B Shares	—	9,101	644,033 *
Total Chemicals			660,447
Metals & Mining — 0.9%
Gerdau SA	1.373%	81,700	304,003 (b)
Metalurgica Gerdau SA	1.583%	53,098	87,210 (b)
Total Metals & Mining			391,213

Total Materials			1,051,660
Utilities — 1.4%
Electric Utilities — 1.4%
Axia Energia, Class B Shares	2.479%	14,600	139,666 (b)
Axia Energia, Class C Shares	—	23,778	213,142 *
Cia Energetica de Minas Gerais	0.899%	104,500	213,586 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Electric Utilities — continued
Isa Energia Brasil SA	0.773%		17,100	$85,941 (b)

Total Utilities				652,335
Total Preferred Stocks (Cost — $6,298,646)				8,452,306
		Expiration Date	Rights
Rights — 0.0%††
Consumer Discretionary — 0.0%††
Hotels, Restaurants & Leisure — 0.0%††
Smartfit Escola de Ginastica e Danca SA (Cost — $0)		1/14/26	853	465 *
Total Investments before Short-Term Investments (Cost — $34,135,405)				45,194,324
	Rate		Shares
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $62,372)	3.620%		62,372	62,372 (c)(d)(e)
Total Investments — 98.9% (Cost — $34,197,777)				45,256,696
Other Assets in Excess of Liabilities — 1.1%				487,585
Total Net Assets — 100.0%				$45,744,281

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of December 31, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $62,372 and the cost was $62,372 (Note 2).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Bovespa Index	10	2/26	$299,305	$299,156	$(149)
Mex Bolsa Index	5	3/26	182,030	181,201	(829)
Net unrealized depreciation on open futures contracts					$(978)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 8.9%
Diversified Telecommunication Services — 0.4%
Operadora De Sites Mexicanos SAB de CV	287,160	$243,885 (a)
Media — 1.2%
Megacable Holdings SAB de CV	276,240	794,635
Wireless Telecommunication Services — 7.3%
America Movil SAB de CV	4,789,440	4,962,722

Total Communication Services		6,001,242
Consumer Discretionary — 1.4%
Broadline Retail — 0.6%
El Puerto de Liverpool SAB de CV, Class C1 Shares	72,280	403,059
Hotels, Restaurants & Leisure — 0.8%
Alsea SAB de CV	178,400	534,520

Total Consumer Discretionary		937,579
Consumer Staples — 26.1%
Beverages — 14.1%
Arca Continental SAB de CV	216,240	2,343,828
Becle SAB de CV	175,440	201,986
Coca-Cola Femsa SAB de CV	169,520	1,612,936
Fomento Economico Mexicano SAB de CV	532,080	5,381,911
Total Beverages		9,540,661
Consumer Staples Distribution & Retail — 5.4%
Grupo Comercial Chedraui SA de CV	105,880	726,223
Wal-Mart de Mexico SAB de CV	928,360	2,898,236
Total Consumer Staples Distribution & Retail		3,624,459
Food Products — 4.8%
Gruma SAB de CV, Class B Shares	58,840	1,015,296
Grupo Bimbo SAB de CV, Class A Shares	444,840	1,462,718
Sigma Foods SAB de CV, Class A Shares	912,480	798,823
Total Food Products		3,276,837
Household Products — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	577,640	1,233,704

Total Consumer Staples		17,675,661
Financials — 19.2%
Banks — 16.6%
Banco del Bajio SA	294,280	744,395 (b)
Grupo Financiero Banorte SAB de CV, Class O Shares	877,320	8,145,933
Grupo Financiero Inbursa SAB de CV, Class O Shares	652,120	1,580,293
Regional SAB de CV	92,080	730,617
Total Banks		11,201,238
Consumer Finance — 1.5%
Gentera SAB de CV	395,440	1,013,481
Insurance — 1.1%
Qualitas Controladora SAB de CV	73,160	759,493

Total Financials		12,974,212
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Industrials — 11.8%
Industrial Conglomerates — 1.9%
	Grupo Carso SAB de CV, Series A1 Shares	197,400	$1,294,883
Transportation Infrastructure — 9.9%
	Grupo Aeroportuario del Centro Norte SAB de CV	100,680	1,363,698
	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	94,160	2,477,451
	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	57,840	1,863,220
	Promotora y Operadora de Infraestructura SAB de CV	63,920	950,437
Total Transportation Infrastructure			6,654,806

Total Industrials			7,949,689
Materials — 25.6%
Chemicals — 0.9%
	Alpek SAB de CV	611,040	314,705 *
	Orbia Advance Corp. SAB de CV	315,240	273,519
Total Chemicals			588,224
Construction Materials — 8.7%
	Cemex SAB de CV	4,621,320	5,312,867
	GCC SAB de CV	60,680	616,334
Total Construction Materials			5,929,201
Metals & Mining — 16.0%
	Grupo Mexico SAB de CV, Series B Shares	867,160	8,200,629
	Industrias Penoles SAB de CV	49,880	2,626,513 *
Total Metals & Mining			10,827,142

Total Materials			17,344,567
Real Estate — 6.8%
Diversified REITs — 3.0%
	Concentradora Fibra Danhos SA de CV	321,040	501,036
	Fibra Uno Administracion SA de CV	1,015,000	1,523,672 (a)
Total Diversified REITs			2,024,708
Industrial REITs — 2.4%
	Prologis Property Mexico SA de CV	392,920	1,648,649
Real Estate Management & Development — 1.4%
	Corp. Inmobiliaria Vesta SAB de CV	309,720	948,996

Total Real Estate			4,622,353
Total Investments before Short-Term Investments (Cost — $60,236,796)			67,505,303
	Rate
Short-Term Investments — 0.2%
Investments from Cash Collateral Received for Loaned Securities — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $161,340)	3.620%	161,340	161,340 (c)(d)(e)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $6,256)	3.620%	6,256	6,256 (c)(d)(e)

Total Short-Term Investments (Cost — $167,596)			167,596
Total Investments — 100.0% (Cost — $60,404,392)			67,672,899
Liabilities in Excess of Other Assets — (0.0)%††			(3,843)
Total Net Assets — 100.0%			$67,669,056

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Mexico ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at December 31, 2025.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $167,596 and the cost was $167,596 (Note 2).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Mex Bolsa Index	4	3/26	$146,369	$144,961	$(1,408)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 9.5%
Diversified Telecommunication Services — 6.5%
Saudi Telecom Co.	116,025	$1,329,518
Media — 0.6%
Arabian Contracting Services Co.	1,170	36,060 *
Saudi Research & Media Group	2,392	79,397 *
Total Media		115,457
Wireless Telecommunication Services — 2.4%
Etihad Etisalat Co.	23,088	406,262
Mobile Telecommunications Co. Saudi Arabia	26,936	74,902
Total Wireless Telecommunication Services		481,164

Total Communication Services		1,926,139
Consumer Discretionary — 2.5%
Hotels, Restaurants & Leisure — 1.2%
Jabal Omar Development Co.	35,373	139,387 *
Leejam Sports Co. JSC	1,508	40,004
Seera Group Holding	8,216	58,704 *
Total Hotels, Restaurants & Leisure		238,095
Specialty Retail — 1.3%
Aldrees Petroleum and Transport Services Co.	3,003	102,401
Jarir Marketing Co.	36,010	122,696
United Electronics Co.	2,288	51,545
Total Specialty Retail		276,642

Total Consumer Discretionary		514,737
Consumer Staples — 2.9%
Consumer Staples Distribution & Retail — 0.6%
Abdullah Al Othaim Markets Co.	27,105	44,298
BinDawood Holding Co.	15,314	18,822
Nahdi Medical Co.	2,379	60,255
Total Consumer Staples Distribution & Retail		123,375
Food Products — 2.3%
Almarai Co. JSC	29,965	345,603
Saudia Dairy & Foodstuff Co.	923	60,782
Savola Group	8,996	52,501 *
Total Food Products		458,886

Total Consumer Staples		582,261
Energy — 12.3%
Energy Equipment & Services — 0.7%
Ades Holding Co.	20,800	96,713
Arabian Drilling Co.	1,625	42,783
Total Energy Equipment & Services		139,496
Oil, Gas & Consumable Fuels — 11.6%
Rabigh Refining & Petrochemical Co.	25,675	46,821 *
Saudi Arabian Oil Co.	363,155	2,307,237 (a)
Total Oil, Gas & Consumable Fuels		2,354,058

Total Energy		2,493,554
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 40.8%
Banks — 38.4%
Al Rajhi Bank	119,483	$3,105,895
Alinma Bank	74,945	487,138
Arab National Bank	54,106	311,873
Bank AlBilad	44,967	297,558
Bank Al-Jazira	38,402	114,158 *
Banque Saudi Fransi	74,360	333,458
Riyad Bank	94,185	681,503
Saudi Awwal Bank	60,658	523,650
Saudi Investment Bank	37,466	131,153
Saudi National Bank	178,412	1,801,815
Total Banks		7,788,201
Capital Markets — 0.5%
Saudi Tadawul Group Holding Co.	2,938	109,897
Insurance — 1.9%
Al Rajhi Co. for Co.-operative Insurance	3,003	62,289 *
Bupa Arabia for Cooperative Insurance Co.	4,745	175,717
Co. for Cooperative Insurance	4,485	139,902
Total Insurance		377,908

Total Financials		8,276,006
Health Care — 3.5%
Health Care Providers & Services — 3.2%
Dallah Healthcare Co.	2,834	94,824
Dr Soliman Abdel Kader Fakeeh Hospital Co.	3,237	29,429
Dr Sulaiman Al Habib Medical Services Group Co.	6,240	427,557
Mouwasat Medical Services Co.	5,603	99,563
Total Health Care Providers & Services		651,373
Pharmaceuticals — 0.3%
Jamjoom Pharmaceuticals Factory Co.	1,677	63,623

Total Health Care		714,996
Industrials — 2.4%
Air Freight & Logistics — 0.5%
SAL Saudi Logistics Services	2,392	102,292
Commercial Services & Supplies — 0.3%
Catrion Catering Holding Co.	2,470	52,913
Electrical Equipment — 0.7%
Riyadh Cables Group Co.	4,030	140,214
Industrial Conglomerates — 0.4%
Astra Industrial Group Co.	2,262	85,455
Passenger Airlines — 0.3%
flynas Co. SJSC	3,133	54,335 *
Transportation Infrastructure — 0.2%
Saudi Ground Services Co.	5,460	52,842

Total Industrials		488,051
Information Technology — 1.9%
IT Services — 1.9%
Arabian Internet & Communications Services Co.	1,495	89,721
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Elm Co.	1,469	$292,954

Total Information Technology		382,675
Materials — 16.2%
Chemicals — 9.0%
Advanced Petrochemical Co.	7,748	60,194 *
National Industrialization Co.	20,046	49,276 *
SABIC Agri-Nutrients Co.	14,274	421,279
Sahara International Petrochemical Co.	21,736	86,926
Saudi Aramco Base Oil Co.	3,068	78,647
Saudi Basic Industries Corp.	63,947	874,608
Saudi Industrial Investment Group	20,358	67,411
Saudi Kayan Petrochemical Co.	44,967	56,706 *
Yanbu National Petrochemical Co.	16,861	123,531
Total Chemicals		1,818,578
Construction Materials — 0.6%
Qassim Cement Co.	3,263	36,625
Saudi Cement Co.	4,602	42,256
Yamama Cement Co.	6,097	37,907
Total Construction Materials		116,788
Metals & Mining — 6.6%
Saudi Arabian Mining Co.	82,693	1,343,750 *

Total Materials		3,279,116
Real Estate — 3.2%
Real Estate Management & Development — 3.2%
Arabian Centres Co.	14,274	71,849 (a)
Dar Al Arkan Real Estate Development Co.	32,370	137,565 *
Emaar Economic City	10,192	27,200 *
Makkah Construction & Development Co.	5,993	127,104
Saudi Real Estate Co.	8,073	27,744 *
Taiba Investments Co.	7,813	66,865
Umm Al Qura for Development & Construction Co.	42,757	195,956 *

Total Real Estate		654,283
Utilities — 4.8%
Electric Utilities — 0.9%
Saudi Electricity Co.	47,827	179,154
Independent Power and Renewable Electricity Producers — 3.7%
ACWA Power Co.	15,327	742,894 *
Multi-Utilities — 0.2%
Power & Water Utility Co. for Jubail & Yanbu	4,602	45,151 *

Total Utilities		967,199
Total Investments before Short-Term Investments (Cost — $20,388,096)		20,279,017
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $248)	3.620%	248	$248 (b)(c)(d)
Total Investments — 100.0% (Cost — $20,388,344)			20,279,265
Other Assets in Excess of Liabilities — 0.0%††			886
Total Net Assets — 100.0%			$20,280,151

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $248 and the cost was $248 (Note 2).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
JSC	—	Joint Stock Company
SJSC	—	Simplified Joint Stock Company
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.2%
Communication Services — 4.4%
Diversified Telecommunication Services — 0.2%
LG Uplus Corp.	39,664	$405,299
Entertainment — 1.1%
HYBE Co. Ltd.	4,144	949,304
Kakao Games Corp.	7,252	75,009 *
Krafton Inc.	5,180	884,579 *
NCSoft Corp.	2,442	341,580
Netmarble Corp.	4,958	166,064 (a)
Pearl Abyss Corp.	6,512	169,067 *
Total Entertainment		2,585,603
Interactive Media & Services — 3.0%
Kakao Corp.	58,682	2,448,223
NAVER Corp.	28,564	4,808,421
Total Interactive Media & Services		7,256,644
Media — 0.1%
Cheil Worldwide Inc.	13,246	193,097

Total Communication Services		10,440,643
Consumer Discretionary — 6.7%
Automobile Components — 1.6%
Hankook Tire & Technology Co. Ltd.	13,098	530,085
Hanon Systems	43,290	89,101 *
HL Mando Co. Ltd.	6,142	250,276
Hyundai Mobis Co. Ltd.	11,100	2,874,111
Total Automobile Components		3,743,573
Automobiles — 3.8%
Hyundai Motor Co.	25,826	5,315,615
Kia Corp.	45,214	3,822,890
Total Automobiles		9,138,505
Broadline Retail — 0.0%††
Lotte Shopping Co. Ltd.	2,146	108,004
Hotels, Restaurants & Leisure — 0.3%
Hanjin Kal Corp.	4,514	388,557
Kangwon Land Inc.	21,682	285,220
Total Hotels, Restaurants & Leisure		673,777
Household Durables — 0.8%
Coway Co. Ltd.	10,138	611,567
LG Electronics Inc.	20,202	1,288,788
Total Household Durables		1,900,355
Specialty Retail — 0.1%
Hotel Shilla Co. Ltd.	6,068	187,868 *
Textiles, Apparel & Luxury Goods — 0.1%
F&F Co. Ltd.	2,664	126,677
Misto Holdings Corp.	6,364	188,638
Total Textiles, Apparel & Luxury Goods		315,315

Total Consumer Discretionary		16,067,397
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 2.1%
Beverages — 0.0%††
Hite Jinro Co. Ltd.	5,846	$74,833
Consumer Staples Distribution & Retail — 0.2%
BGF retail Co. Ltd.	1,554	113,053
Dongsuh Cos. Inc.	5,846	108,962
E-MART Inc.	3,626	204,640
GS Retail Co. Ltd.	6,660	92,927
Total Consumer Staples Distribution & Retail		519,582
Food Products — 0.6%
CJ CheilJedang Corp.	1,480	213,696
NongShim Co. Ltd.	592	177,737
Orion Corp.	4,218	309,495
Otoki Corp.	296	79,109
Samyang Foods Co. Ltd.	783	669,101
Total Food Products		1,449,138
Personal Care Products — 0.4%
Amorepacific Corp.	5,550	460,397
Amorepacific Holdings Corp.	4,588	85,514
LG H&H Co. Ltd.	1,776	318,695
Total Personal Care Products		864,606
Tobacco — 0.9%
KT&G Corp.	20,128	1,985,484

Total Consumer Staples		4,893,643
Energy — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
HD Hyundai Co. Ltd.	7,918	1,036,092
SK Innovation Co. Ltd.	13,394	940,941
S-Oil Corp.	7,918	456,211 *

Total Energy		2,433,244
Financials — 11.3%
Banks — 7.6%
BNK Financial Group Inc.	47,582	524,193
Hana Financial Group Inc.	51,356	3,354,691
iM Financial Group Co. Ltd.	26,788	289,163
Industrial Bank of Korea	47,878	696,292
KakaoBank Corp.	36,038	540,364
KB Financial Group Inc.	68,302	5,912,505
Shinhan Financial Group Co. Ltd.	81,326	4,341,376
Woori Financial Group Inc.	128,316	2,494,081
Total Banks		18,152,665
Capital Markets — 1.1%
Korea Investment Holdings Co. Ltd.	7,844	880,479
Mirae Asset Securities Co. Ltd.	38,332	621,327
NH Investment & Securities Co. Ltd.	25,160	368,523
Samsung Securities Co. Ltd.	11,914	623,592 *
Total Capital Markets		2,493,921
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 0.1%
Samsung Card Co. Ltd.	4,440	$172,293
Financial Services — 0.5%
Kakaopay Corp.	5,476	186,645 *
Meritz Financial Group Inc.	14,060	1,103,874
Total Financial Services		1,290,519
Insurance — 2.0%
DB Insurance Co. Ltd.	8,362	761,000
Hanwha Life Insurance Co. Ltd.	52,022	117,546 *
Hyundai Marine & Fire Insurance Co. Ltd.	11,100	237,326 *
Samsung Fire & Marine Insurance Co. Ltd.	5,920	2,042,442
Samsung Life Insurance Co. Ltd.	15,022	1,643,447 *
Total Insurance		4,801,761

Total Financials		26,911,159
Health Care — 5.1%
Biotechnology — 2.9%
Alteogen Inc.	7,548	2,355,229 *
Celltrion Inc.	28,268	3,551,774
Green Cross Corp.	1,036	114,348
Samsung Episholdings Co. Ltd.	1,184	610,678 *
SK Bioscience Co. Ltd.	5,032	168,368 *
Total Biotechnology		6,800,397
Health Care Equipment & Supplies — 0.3%
HLB Inc.	22,718	801,135 *
Health Care Providers & Services — 0.0%††
Hanmi Science Co. ltd	3,700	93,107
Life Sciences Tools & Services — 1.1%
Samsung Biologics Co. Ltd.	2,267	2,667,429 *(a)
Pharmaceuticals — 0.8%
Celltrion Pharm Inc.	4,000	161,067
Hanmi Pharm Co. Ltd.	1,184	371,502
SK Biopharmaceuticals Co. Ltd.	5,328	460,844 *
Yuhan Corp.	10,508	819,895
Total Pharmaceuticals		1,813,308

Total Health Care		12,175,376
Industrials — 20.1%
Aerospace & Defense — 2.8%
Hanwha Aerospace Co. Ltd.	6,512	4,253,786
Hanwha Systems Co. Ltd.	13,912	525,364
Korea Aerospace Industries Ltd.	13,468	1,069,549
LIG Nex1 Co. Ltd.	2,516	735,300
Total Aerospace & Defense		6,583,999
Air Freight & Logistics — 0.4%
CJ Logistics Corp.	1,702	111,769
Hyundai Glovis Co. Ltd.	7,104	890,620
Total Air Freight & Logistics		1,002,389
Commercial Services & Supplies — 0.2%
KEPCO Plant Service & Engineering Co. Ltd.	4,144	142,252
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
S-1 Corp.	3,774	$188,890
Total Commercial Services & Supplies		331,142
Construction & Engineering — 0.6%
GS Engineering & Construction Corp.	12,136	165,964
Hyundai Engineering & Construction Co. Ltd.	13,912	676,985
Samsung E&A Co. Ltd.	29,896	499,114
Total Construction & Engineering		1,342,063
Electrical Equipment — 6.2%
Doosan Enerbility Co. Ltd.	84,508	4,417,377 *
Ecopro BM Co. Ltd.	9,250	941,342 *
Ecopro Co. Ltd.	19,166	1,208,061
Ecopro Materials Co. Ltd.	4,736	171,286 *
HD Hyundai Electric Co. Ltd.	4,218	2,266,309
Hyosung Heavy Industries Corp.	996	1,231,388
L&F Co. Ltd.	4,810	317,873 *
LG Energy Solution Ltd.	7,918	2,025,465 *
LS Corp.	3,182	441,555
LS Electric Co. Ltd.	2,886	921,565
POSCO Future M Co. Ltd.	6,290	816,514 *
SK IE Technology Co. Ltd.	5,180	90,076 *(a)
Total Electrical Equipment		14,848,811
Electronic Equipment, Instruments & Components — 0.1%
Hanwha Vision Co. Ltd.	6,364	198,357 *
Industrial Conglomerates — 4.5%
CJ Corp.	2,442	291,572
Doosan Co. Ltd.	1,332	722,149
GS Holdings Corp.	8,288	323,914
Hanwha Corp.	5,254	297,613
LG Corp.	16,428	920,301
Lotte Corp.	5,920	108,697
Samsung C&T Corp.	15,096	2,509,800
SK Inc.	6,882	1,225,388
SK Square Co. Ltd.	17,168	4,385,703 *
Total Industrial Conglomerates		10,785,137
Machinery — 4.6%
Doosan Bobcat Inc.	9,324	373,465
Hanwha Ocean Co. Ltd.	23,976	1,890,718 *
HD Hyundai Heavy Industries Co. Ltd.	5,920	2,091,757
HD Hyundai Marine Solution Co. Ltd.	2,590	347,898
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,584	2,425,246
Hyundai Rotem Co. Ltd.	13,838	1,804,977
Samsung Heavy Industries Co. Ltd.	121,064	2,025,367 *
Total Machinery		10,959,428
Marine Transportation — 0.4%
HMM Co. Ltd.	51,134	727,671
Pan Ocean Co. Ltd.	46,176	123,410
Total Marine Transportation		851,081
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 0.2%
Korean Air Lines Co. Ltd.	35,298	$552,546
Trading Companies & Distributors — 0.1%
Posco International Corp.	8,806	303,202

Total Industrials		47,758,155
Information Technology — 41.7%
Electronic Equipment, Instruments & Components — 2.1%
LG Display Co. Ltd.	55,426	454,397 *
LG Innotek Co. Ltd.	2,664	501,158
Samsung Electro-Mechanics Co. Ltd.	10,508	1,860,081
Samsung SDI Co. Ltd.	11,618	2,173,511
Total Electronic Equipment, Instruments & Components		4,989,147
IT Services — 0.7%
Hyundai Autoever Corp.	1,258	289,928
LG CNS Co. Ltd.	7,696	328,024
Posco DX Co. Ltd.	9,990	199,377
Samsung SDS Co. Ltd.	7,548	898,603
Total IT Services		1,715,932
Semiconductors & Semiconductor Equipment — 20.0%
Hanmi Semiconductor Co. Ltd.	7,992	706,800
SK hynix Inc.	103,526	46,784,510
Total Semiconductors & Semiconductor Equipment		47,491,310
Technology Hardware, Storage & Peripherals — 18.9%
Samsung Electronics Co. Ltd.	541,162	45,042,049

Total Information Technology		99,238,438
Materials — 3.1%
Chemicals — 1.4%
Hanwha Solutions Corp.	20,202	375,838
KCC Corp.	814	237,609
Kumho Petrochemical Co. Ltd.	2,812	235,610
LG Chem Ltd.	8,806	2,035,610
Lotte Chemical Corp.	3,404	166,118
SKC Co. Ltd.	3,552	257,422 *
Total Chemicals		3,308,207
Metals & Mining — 1.7%
Hyundai Steel Co.	15,984	344,524
Korea Zinc Co. Ltd.	856	781,990
POSCO Holdings Inc.	14,208	3,008,184
Total Metals & Mining		4,134,698

Total Materials		7,442,905
Utilities — 0.7%
Electric Utilities — 0.7%
Korea Electric Power Corp.	49,210	1,612,379
Gas Utilities — 0.0%††
Korea Gas Corp.	5,032	137,279

Total Utilities		1,749,658
Total Common Stocks (Cost — $124,543,542)		229,110,618
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 3.5%
Consumer Discretionary — 0.7%
Automobiles — 0.7%
Hyundai Motor Co.	1.214%	4,144	$592,596 (b)
Hyundai Motor Co., Series 2	1.176%	6,586	971,521 (b)
Total Automobiles			1,564,117
Household Durables — 0.0%††
LG Electronics Inc.	1.031%	3,256	109,622 (b)

Total Consumer Discretionary			1,673,739
Consumer Staples — 0.0%††
Food Products — 0.0%††
CJ CheilJedang Corp.	1.087%	222	21,267 (b)
Personal Care Products — 0.0%††
Amorepacific Corp.	2.583%	1,776	53,938 (b)
LG H&H Co. Ltd.	0.882%	370	29,126 (b)
Total Personal Care Products			83,064

Total Consumer Staples			104,331
Financials — 0.1%
Capital Markets — 0.1%
Mirae Asset Securities Co. Ltd.	2.222%	25,086	195,910 (b)
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	5.034%	518	135,743 (b)

Total Financials			331,653
Industrials — 0.1%
Industrial Conglomerates — 0.1%
Doosan Co. Ltd.	0.436%	370	120,717 (b)
Hanwha Corp.	2.319%	3,774	96,017 (b)

Total Industrials			216,734
Information Technology — 2.5%
Electronic Equipment, Instruments & Components — 0.0%††
Samsung SDI Co. Ltd.	0.630%	296	33,000 (b)
Technology Hardware, Storage & Peripherals — 2.5%
Samsung Electronics Co. Ltd.	0.415%	93,536	5,791,823 (b)

Total Information Technology			5,824,823
Materials — 0.1%
Chemicals — 0.1%
LG Chem Ltd.	0.632%	1,480	170,649 (b)

Total Preferred Stocks (Cost — $5,023,685)			8,321,929
Total Investments before Short-Term Investments (Cost — $129,567,227)			237,432,547

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $9,844)	3.620%	9,844	9,844 (c)(d)(e)
Total Investments — 99.7% (Cost — $129,577,071)			237,442,391
Other Assets in Excess of Liabilities — 0.3%			797,966
Total Net Assets — 100.0%			$238,240,357

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE South Korea ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of December 31, 2025.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $9,844 and the cost was $9,844 (Note 2).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
KOSPI 200 Mini Index	9	3/26	$921,646	$949,637	$27,991
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 1.1%
Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered Shares	930	$675,563

Consumer Discretionary — 5.3%
Specialty Retail — 0.3%
Avolta AG	3,345	199,032
Textiles, Apparel & Luxury Goods — 5.0%
Cie Financiere Richemont SA, Registered Shares	12,840	2,788,415
Swatch Group AG, Bearer Shares	1,035	219,803
Swatch Group AG, Registered Shares	1,650	71,769
Total Textiles, Apparel & Luxury Goods		3,079,987

Total Consumer Discretionary		3,279,019
Consumer Staples — 13.1%
Food Products — 13.1%
Barry Callebaut AG, Registered Shares	130	214,301
Chocoladefabriken Lindt & Spruengli AG	76	1,111,821
Emmi AG, Registered Shares	75	69,580
Nestle SA, Registered Shares	68,355	6,793,655

Total Consumer Staples		8,189,357
Financials — 20.4%
Banks — 0.2%
Banque Cantonale Vaudoise, Registered Shares	1,035	131,163
Capital Markets — 9.9%
Julius Baer Group Ltd.	7,530	593,086
Partners Group Holding AG	791	980,850
Swissquote Group Holding SA, Registered Shares	420	258,176
UBS Group AG, Registered Shares	90,960	4,243,461
VZ Holding AG	540	101,831
Total Capital Markets		6,177,404
Insurance — 10.3%
Helvetia Baloise Holding AG, Registered Shares	2,970	784,252
Swiss Life Holding AG, Registered Shares	1,050	1,215,071
Swiss Re AG	10,545	1,768,259
Zurich Insurance Group AG	3,525	2,677,621
Total Insurance		6,445,203

Total Financials		12,753,770
Health Care — 35.0%
Health Care Equipment & Supplies — 3.8%
Alcon AG	18,210	1,454,502
Sonova Holding AG, Registered Shares	1,815	474,454
Straumann Holding AG, Registered Shares	3,978	469,276
Total Health Care Equipment & Supplies		2,398,232
Life Sciences Tools & Services — 2.9%
Bachem Holding AG	840	63,510
Lonza Group AG, Registered Shares	2,528	1,716,072
Total Life Sciences Tools & Services		1,779,582
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 28.3%
Galderma Group AG	6,345	$1,298,232
Novartis AG, Registered Shares	51,765	7,161,179
Roche Holding AG, Bearer Shares	780	330,017
Roche Holding AG, Vienna Stock Exchange	18,795	7,786,077
Sandoz Group AG	15,195	1,109,345
Total Pharmaceuticals		17,684,850

Total Health Care		21,862,664
Industrials — 12.5%
Building Products — 2.1%
Belimo Holding AG, Registered Shares	360	354,888
Geberit AG, Registered Shares	1,209	945,530
Total Building Products		1,300,418
Electrical Equipment — 5.5%
ABB Ltd., Registered Shares	45,870	3,428,743
Machinery — 2.4%
Georg Fischer AG, Registered Shares	2,855	193,156
Schindler Holding AG	1,500	566,488
Schindler Holding AG, Registered Shares	750	266,488
VAT Group AG	990	482,223 (a)
Total Machinery		1,508,355
Marine Transportation — 0.6%
Kuehne + Nagel International AG, Registered Shares	1,695	366,385
Professional Services — 1.4%
Adecco Group AG, Registered Shares	5,925	172,907
SGS SA, Registered Shares	6,112	700,961
Total Professional Services		873,868
Trading Companies & Distributors — 0.2%
DKSH Holding AG	1,305	94,550
Transportation Infrastructure — 0.3%
Flughafen Zurich AG, Registered Shares	690	219,302

Total Industrials		7,791,621
Information Technology — 1.2%
Software — 0.3%
Temenos AG, Registered Shares	1,965	197,430
Technology Hardware, Storage & Peripherals — 0.9%
Logitech International SA, Registered Shares	5,430	558,867

Total Information Technology		756,297
Materials — 8.6%
Chemicals — 3.9%
EMS-Chemie Holding AG, Registered Shares	251	174,092
Givaudan SA, Registered Shares	282	1,119,813
Sika AG, Registered Shares	5,670	1,163,701
Total Chemicals		2,457,606
Construction Materials — 4.4%
Amrize Ltd.	18,345	1,008,888 *
Holcim AG	17,850	1,751,992
Total Construction Materials		2,760,880
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Containers & Packaging — 0.3%
SIG Group AG		12,015	$171,979

Total Materials			5,390,465
Real Estate — 1.2%
Real Estate Management & Development — 1.2%
PSP Swiss Property AG, Registered Shares		1,680	304,298
Swiss Prime Site AG, Registered Shares		2,805	436,196

Total Real Estate			740,494
Utilities — 0.2%
Electric Utilities — 0.2%
BKW AG		720	153,043
Total Investments before Short-Term Investments (Cost — $47,904,058)			61,592,293
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4,820)	3.620%	4,820	4,820 (b)(c)(d)
Total Investments — 98.6% (Cost — $47,908,878)			61,597,113
Other Assets in Excess of Liabilities — 1.4%			881,554
Total Net Assets — 100.0%			$62,478,667

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $4,820 and the cost was $4,820 (Note 2).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Swiss Market Index	5	3/26	$819,572	$833,512	$13,940
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.5%
Diversified Telecommunication Services — 1.3%
Chunghwa Telecom Co. Ltd.	1,867,350	$7,755,738
Entertainment — 0.4%
International Games System Co. Ltd.	109,032	2,501,936
Wireless Telecommunication Services — 0.8%
Far EasTone Telecommunications Co. Ltd.	868,000	2,439,312
Taiwan Mobile Co. Ltd.	691,000	2,386,133
Total Wireless Telecommunication Services		4,825,445

Total Communication Services		15,083,119
Consumer Discretionary — 1.4%
Automobile Components — 0.1%
Cheng Shin Rubber Industry Co. Ltd.	928,000	871,278
Automobiles — 0.1%
China Motor Corp.	123,000	229,398
Yulon Motor Co. Ltd.	275,000	290,137
Total Automobiles		519,535
Broadline Retail — 0.0%††
momo.com Inc.	39,933	263,716
Household Durables — 0.2%
Nien Made Enterprise Co. Ltd.	81,660	938,218
Leisure Products — 0.1%
Giant Manufacturing Co. Ltd.	152,635	449,834
Specialty Retail — 0.4%
Hotai Motor Co. Ltd.	136,810	2,394,790
Textiles, Apparel & Luxury Goods — 0.5%
Eclat Textile Co. Ltd.	91,000	1,113,588
Feng TAY Enterprise Co. Ltd.	216,004	800,893
Pou Chen Corp.	1,105,000	1,060,319
Total Textiles, Apparel & Luxury Goods		2,974,800

Total Consumer Discretionary		8,412,171
Consumer Staples — 1.3%
Consumer Staples Distribution & Retail — 0.3%
President Chain Store Corp.	259,990	1,832,809
Food Products — 1.0%
Uni-President Enterprises Corp.	2,406,000	5,903,872

Total Consumer Staples		7,736,681
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Formosa Petrochemical Corp.	582,000	885,397

Financials — 16.8%
Banks — 10.4%
Chang Hwa Commercial Bank Ltd.	3,611,000	2,350,216
CTBC Financial Holding Co. Ltd.	8,633,000	13,792,798
E.Sun Financial Holding Co. Ltd.	7,501,000	8,057,120
Far Eastern International Bank	1,202,000	491,580
First Financial Holding Co. Ltd.	5,305,000	4,963,861
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Hua Nan Financial Holdings Co. Ltd.	4,548,000	$4,487,134
Mega Financial Holding Co. Ltd.	5,775,000	7,351,888
Shanghai Commercial & Savings Bank Ltd.	1,856,000	2,398,231
SinoPac Financial Holdings Co. Ltd.	5,820,000	5,297,561
Taiwan Business Bank	3,462,000	1,762,926
Taiwan Cooperative Financial Holding Co. Ltd.	5,113,000	3,954,294
TS Financial Holding Co. Ltd.	10,640,000	6,908,101
Total Banks		61,815,710
Capital Markets — 0.1%
Capital Securities Corp.	804,000	612,842
Financial Services — 1.6%
Chailease Holding Co. Ltd.	728,957	2,447,604
Yuanta Financial Holding Co. Ltd.	5,317,000	6,650,375
Total Financial Services		9,097,979
Insurance — 4.7%
Cathay Financial Holding Co. Ltd.	4,577,700	11,043,416
Fubon Financial Holding Co. Ltd.	4,078,051	12,472,771
KGI Financial Holding Co. Ltd.	7,710,000	4,232,826
Total Insurance		27,749,013

Total Financials		99,275,544
Health Care — 0.8%
Biotechnology — 0.3%
PharmaEssentia Corp.	138,353	2,069,538
Pharmaceuticals — 0.5%
Caliway Biopharmaceuticals Co. Ltd.	485,000	2,392,546 *
Oneness Biotech Co. Ltd.	157,575	278,836 *
Total Pharmaceuticals		2,671,382

Total Health Care		4,740,920
Industrials — 4.6%
Building Products — 0.1%
Taiwan Glass Industry Corp.	485,000	533,306 *
Commercial Services & Supplies — 0.1%
Taiwan Secom Co. Ltd.	117,690	404,530
Electrical Equipment — 2.1%
Advanced Energy Solution Holding Co. Ltd.	14,830	627,740
Bizlink Holding Inc.	87,000	4,208,717
Fortune Electric Co. Ltd.	70,292	1,711,411
Shihlin Electric & Engineering Corp.	124,200	671,981
Tatung Co. Ltd.	559,000	561,304
Teco Electric and Machinery Co. Ltd.	679,000	1,815,248
Voltronic Power Technology Corp.	33,280	1,028,465
Walsin Lihwa Corp.	1,510,000	1,528,238
Total Electrical Equipment		12,153,104
Industrial Conglomerates — 0.2%
Far Eastern New Century Corp.	1,477,000	1,306,809
Machinery — 0.5%
Airtac International Group	68,810	2,036,674
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Hiwin Technologies Corp.	146,089	$901,999
Total Machinery		2,938,673
Marine Transportation — 1.1%
Evergreen Marine Corp. Taiwan Ltd.	531,360	3,213,138
U-Ming Marine Transport Corp.	194,000	372,928
Wan Hai Lines Ltd.	589,530	1,478,492
Yang Ming Marine Transport Corp.	858,000	1,521,001
Total Marine Transportation		6,585,559
Passenger Airlines — 0.4%
China Airlines Ltd.	1,412,000	907,764
Eva Airways Corp.	1,326,000	1,542,474
Total Passenger Airlines		2,450,238
Transportation Infrastructure — 0.1%
Taiwan High Speed Rail Corp.	990,000	882,227

Total Industrials		27,254,446
Information Technology — 69.4%
Communications Equipment — 1.5%
Accton Technology Corp.	242,000	9,126,844
Electronic Equipment, Instruments & Components — 19.8%
AUO Corp.	2,910,000	1,134,530
Chroma ATE Inc.	180,540	4,453,096
Delta Electronics Inc.	944,030	28,933,368
E Ink Holdings Inc.	394,000	2,482,838
Elite Material Co. Ltd.	137,328	7,189,719
Foxconn Technology Co. Ltd.	485,000	952,388
Genius Electronic Optical Co. Ltd.	41,300	590,835
Gold Circuit Electronics Ltd.	164,000	3,585,812
Hon Hai Precision Industry Co. Ltd.	5,961,300	43,731,947
Innolux Corp.	3,589,000	1,947,533
Largan Precision Co. Ltd.	46,504	3,692,732
Lotes Co. Ltd.	40,962	1,688,254
Nan Ya Printed Circuit Board Corp.	102,380	785,270
Synnex Technology International Corp.	599,000	1,103,805
Unimicron Technology Corp.	636,110	4,453,914
Walsin Technology Corp.	136,490	508,245
WPG Holdings Ltd.	724,000	1,341,061
WT Microelectronics Co. Ltd.	337,000	1,469,391
Yageo Corp.	759,520	5,583,906
Zhen Ding Technology Holding Ltd.	352,560	1,593,339
Total Electronic Equipment, Instruments & Components		117,221,983
Semiconductors & Semiconductor Equipment — 37.4%
Alchip Technologies Ltd.	39,000	4,356,710
ASE Technology Holding Co. Ltd.	1,603,800	12,786,299
ASMedia Technology Inc.	18,370	707,427
ASPEED Technology Inc.	14,770	3,412,746
eMemory Technology Inc.	32,687	1,799,733
Formosa Sumco Technology Corp.	27,600	83,537
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Global Unichip Corp.	40,800	$2,759,345
Globalwafers Co. Ltd.	124,970	1,614,800
Jentech Precision Industrial Co. Ltd.	40,791	3,563,638
King Yuan Electronics Co. Ltd.	558,500	4,399,317
MediaTek Inc.	718,060	32,680,123
Nanya Technology Corp.	548,930	3,371,795 *
Novatek Microelectronics Corp.	281,730	3,353,448
Parade Technologies Ltd.	36,566	679,637
Powerchip Semiconductor Manufacturing Corp.	1,552,000	1,953,553 *
Powertech Technology Inc.	338,300	1,862,666
Realtek Semiconductor Corp.	237,255	3,692,420
Silergy Corp.	161,560	984,667
Sino-American Silicon Products Inc.	265,440	899,711
Taiwan Semiconductor Manufacturing Co. Ltd.	2,459,645	121,336,381
United Microelectronics Corp.	5,694,000	8,925,049
Vanguard International Semiconductor Corp.	507,218	1,486,761
Win Semiconductors Corp.	167,850	977,596
Winbond Electronics Corp.	1,527,000	4,014,265 *
Total Semiconductors & Semiconductor Equipment		221,701,624
Technology Hardware, Storage & Peripherals — 10.7%
Acer Inc.	1,410,000	1,184,704
Advantech Co. Ltd.	224,008	2,053,255
Asia Vital Components Co. Ltd.	158,557	7,619,900
Asustek Computer Inc.	333,500	5,816,521
Catcher Technology Co. Ltd.	261,270	1,729,577
Chicony Electronics Co. Ltd.	291,000	1,083,592
Compal Electronics Inc.	2,066,000	1,998,899
Gigabyte Technology Co. Ltd.	263,910	2,095,624
HTC Corp.	327,000	512,035 *
Inventec Corp.	1,261,000	1,721,707
King Slide Works Co. Ltd.	27,900	3,329,832
Lite-On Technology Corp.	948,600	4,936,144
Micro-Star International Co. Ltd.	332,700	1,017,567
Pegatron Corp.	942,000	2,056,657
Quanta Computer Inc.	1,290,700	11,173,291
Transcend Information Inc.	92,000	573,893
Wistron Corp.	1,479,750	7,087,805
Wiwynn Corp.	50,810	7,252,681
Total Technology Hardware, Storage & Peripherals		63,243,684

Total Information Technology		411,294,135
Materials — 2.8%
Chemicals — 1.6%
Eternal Materials Co. Ltd.	388,000	505,059
Formosa Chemicals & Fibre Corp.	1,639,000	1,674,445
Formosa Plastics Corp.	2,053,000	2,548,241
Nan Ya Plastics Corp.	2,407,000	4,611,683
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Chemicals — continued
Taiwan Fertilizer Co. Ltd.			291,000	$442,698
Total Chemicals				9,782,126
Construction Materials — 0.6%
Asia Cement Corp.			1,134,000	1,342,588
TCC Group Holdings Co. Ltd.			3,265,000	2,410,783
Total Construction Materials				3,753,371
Metals & Mining — 0.6%
China Steel Corp.			5,529,000	3,343,391

Total Materials				16,878,888
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Ruentex Development Co. Ltd.			758,000	718,906

Total Common Stocks (Cost — $370,247,051)				592,280,207
		Expiration Date	Rights
Rights — 0.0%††
Information Technology — 0.0%††
Electronic Equipment, Instruments & Components — 0.0%††
Unimicron Technology Corp. (Cost — $0)		1/6/26	16,572	54,852 (a)
Total Investments before Short-Term Investments (Cost — $370,247,051)				592,335,059
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $9,867)	3.620%		9,867	9,867 (b)(c)(d)
Total Investments — 99.9% (Cost — $370,256,918)				592,344,926
Other Assets in Excess of Liabilities — 0.1%				336,708
Total Net Assets — 100.0%				$592,681,634

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $9,867 and the cost was $9,867 (Note 2).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited)
December 31, 2025
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 2.3%
Diversified Telecommunication Services — 0.4%
BT Group PLC	1,759,343	$4,355,366
Interactive Media & Services — 0.4%
Auto Trader Group PLC	269,173	2,123,067 (a)
Rightmove PLC	240,312	1,679,511
Total Interactive Media & Services		3,802,578
Media — 0.6%
Informa PLC	402,287	4,783,289
WPP PLC	336,908	1,529,408
Total Media		6,312,697
Wireless Telecommunication Services — 0.9%
Airtel Africa PLC	214,396	1,024,302 (a)
Vodafone Group PLC	5,836,401	7,762,326
Total Wireless Telecommunication Services		8,786,628

Total Communication Services		23,257,269
Consumer Discretionary — 4.9%
Broadline Retail — 0.7%
Next PLC	35,929	6,611,036
Diversified Consumer Services — 0.3%
Pearson PLC	199,671	2,819,958
Hotels, Restaurants & Leisure — 2.7%
Compass Group PLC	530,100	16,855,575
Entain PLC	186,713	1,925,226
InterContinental Hotels Group PLC	44,764	6,297,945
Whitbread PLC	53,599	1,838,380
Total Hotels, Restaurants & Leisure		26,917,126
Household Durables — 0.7%
Barratt Redrow PLC	420,546	2,155,712
Berkeley Group Holdings PLC	28,272	1,484,584
Persimmon PLC	98,363	1,797,338
Taylor Wimpey PLC	1,100,252	1,590,885
Total Household Durables		7,028,519
Specialty Retail — 0.3%
JD Sports Fashion PLC	765,700	869,857
Kingfisher PLC	535,990	2,254,358
Total Specialty Retail		3,124,215
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC	111,321	1,900,102 *

Total Consumer Discretionary		48,400,956
Consumer Staples — 15.3%
Beverages — 2.4%
Coca-Cola Europacific Partners PLC	65,968	6,078,021
Coca-Cola HBC AG	62,434	3,226,389
Diageo PLC	695,609	15,002,805
Total Beverages		24,307,215
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.7%
J Sainsbury PLC	533,634	$2,332,734
Marks & Spencer Group PLC	637,887	2,831,366
Tesco PLC	1,973,739	11,728,804
Total Consumer Staples Distribution & Retail		16,892,904
Food Products — 0.3%
Associated British Foods PLC	90,706	2,595,027
Household Products — 1.7%
Reckitt Benckiser Group PLC	213,218	17,213,063
Personal Care Products — 4.4%
Unilever PLC	670,282	43,811,432
Tobacco — 4.8%
British American Tobacco PLC	664,392	37,657,998
Imperial Brands PLC	237,956	9,982,753
Total Tobacco		47,640,751

Total Consumer Staples		152,460,392
Energy — 9.6%
Oil, Gas & Consumable Fuels — 9.6%
BP PLC	4,899,891	28,524,101
Shell PLC	1,807,052	66,597,744

Total Energy		95,121,845
Financials — 25.5%
Banks — 17.4%
Barclays PLC	4,347,998	27,834,855
HSBC Holdings PLC	5,365,790	84,716,125
Lloyds Banking Group PLC	18,491,066	24,433,665
NatWest Group PLC	2,524,454	22,131,972
Standard Chartered PLC	571,919	14,015,907
Total Banks		173,132,524
Capital Markets — 3.9%
3i Group PLC	300,390	13,183,807
ICG PLC	84,816	2,343,239
London Stock Exchange Group PLC	154,318	18,581,252
Schroders PLC	230,299	1,260,738
St James’s Place PLC	159,030	2,961,490
Total Capital Markets		38,330,526
Financial Services — 0.5%
M&G PLC	663,214	2,554,847
Wise PLC, Class A Shares	232,655	2,788,229 *
Total Financial Services		5,343,076
Insurance — 3.7%
Admiral Group PLC	78,337	3,346,461
Aviva PLC	948,879	8,734,924
Beazley PLC	182,001	2,036,739
Hiscox Ltd.	103,664	1,984,135
Legal & General Group PLC	1,752,275	6,172,713
Phoenix Group Holdings PLC	233,244	2,312,151
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Prudential PLC	804,574	$12,385,687
Total Insurance		36,972,810

Total Financials		253,778,936
Health Care — 13.9%
Health Care Equipment & Supplies — 0.6%
Convatec Group PLC	548,948	1,795,697 (a)
Smith & Nephew PLC	265,050	4,415,319
Total Health Care Equipment & Supplies		6,211,016
Health Care Providers & Services — 0.0%††
NMC Health PLC	3,705	0 *(b)(c)(d)
Pharmaceuticals — 13.3%
AstraZeneca PLC	468,255	86,853,034
GSK PLC	1,248,680	30,643,144
Haleon PLC	2,781,847	14,023,975
Hikma Pharmaceuticals PLC	48,298	1,006,930
Total Pharmaceuticals		132,527,083

Total Health Care		138,738,099
Industrials — 14.5%
Aerospace & Defense — 6.6%
BAE Systems PLC	939,455	21,658,337
Melrose Industries PLC	391,685	3,099,902
Rolls-Royce Holdings PLC	2,649,911	40,989,010
Total Aerospace & Defense		65,747,249
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	784,548	4,722,271
Industrial Conglomerates — 0.7%
DCC PLC	27,106	1,688,048
Metlen Energy & Metals PLC	34,751	1,803,949 *(e)
Smiths Group PLC	101,897	3,223,569
Total Industrial Conglomerates		6,715,566
Machinery — 0.8%
IMI PLC	75,981	2,542,691
Spirax Group PLC	22,971	2,107,185
Weir Group PLC	80,693	3,088,937
Total Machinery		7,738,813
Passenger Airlines — 0.4%
International Consolidated Airlines Group SA	682,062	3,800,818
Professional Services — 3.9%
Experian PLC	286,843	12,975,062
Intertek Group PLC	47,709	2,968,549
RELX PLC	568,385	23,088,082
Total Professional Services		39,031,693
Trading Companies & Distributors — 1.6%
Ashtead Group PLC	130,758	8,945,053
Bunzl PLC	100,130	2,795,953
Diploma PLC	41,819	2,978,365
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Howden Joinery Group PLC	168,454	$1,886,270
Total Trading Companies & Distributors		16,605,641

Total Industrials		144,362,051
Information Technology — 1.0%
Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	116,622	5,549,791
Software — 0.4%
Sage Group PLC	298,034	4,341,427

Total Information Technology		9,891,218
Materials — 7.2%
Chemicals — 0.2%
Croda International PLC	42,997	1,558,602
Metals & Mining — 6.8%
Anglo American PLC	332,785	13,808,841
Antofagasta PLC	106,609	4,701,902
Endeavour Mining PLC	58,900	3,067,531
Evraz PLC	128,818	0 *(b)(c)(d)
Fresnillo PLC	57,722	2,588,483
Glencore PLC	3,283,675	17,956,117
Rio Tinto PLC	322,772	26,022,612
Total Metals & Mining		68,145,486
Paper & Forest Products — 0.2%
Mondi PLC	135,470	1,654,867

Total Materials		71,358,955
Real Estate — 0.9%
Diversified REITs — 0.4%
British Land Co. PLC	303,335	1,647,506
Land Securities Group PLC	231,477	1,936,585
Total Diversified REITs		3,584,091
Industrial REITs — 0.4%
Segro PLC	421,135	4,080,688
Residential REITs — 0.1%
UNITE Group PLC	130,169	979,594

Total Real Estate		8,644,373
Utilities — 4.5%
Electric Utilities — 1.1%
SSE PLC	376,371	11,030,919
Multi-Utilities — 2.7%
Centrica PLC	1,473,089	3,359,426
National Grid PLC	1,547,303	23,756,890
Total Multi-Utilities		27,116,316
Water Utilities — 0.7%
Severn Trent PLC	82,460	3,093,358
United Utilities Group PLC	213,218	3,424,258
Total Water Utilities		6,517,616

Total Utilities		44,664,851
Total Investments before Short-Term Investments (Cost — $803,115,072)		990,678,945
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.2%
Investments from Cash Collateral Received for Loaned Securities — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,746,560)	3.620%	1,746,560	$1,746,560 (f)(g)(h)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $36,459)	3.620%	36,459	36,459 (f)(g)(h)

Total Short-Term Investments (Cost — $1,783,019)			1,783,019
Total Investments — 99.8% (Cost — $804,898,091)			992,461,964
Other Assets in Excess of Liabilities — 0.2%			1,585,513
Total Net Assets — 100.0%			$994,047,477

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	A portion or all of the security is on loan at December 31, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $1,783,019 and the cost was $1,783,019 (Note 2).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
FTSE 100 Index	21	3/26	$2,770,007	$2,807,939	$37,932
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin FTSE Asia ex Japan ETF (“FTSE Asia ex Japan ETF”), Franklin FTSE Europe ETF (“FTSE Europe ETF”), Franklin FTSE Eurozone ETF (“FTSE Eurozone ETF”), Franklin FTSE Japan ETF (“FTSE Japan ETF”), Franklin FTSE Japan Hedged ETF (“FTSE Japan Hedged ETF”) and Franklin FTSE Latin America ETF (“FTSE Latin America ETF”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). Franklin FTSE Australia ETF (“FTSE Australia ETF”), Franklin FTSE Brazil ETF (“FTSE Brazil ETF”), Franklin FTSE Canada ETF (“FTSE Canada ETF”), Franklin FTSE China ETF (“FTSE China ETF”), Franklin FTSE Germany ETF (“FTSE Germany ETF”), Franklin FTSE India ETF (“FTSE India ETF”), Franklin FTSE Mexico ETF (“FTSE Mexico ETF”), Franklin FTSE Saudi Arabia ETF (“FTSE Saudi Arabia ETF”), Franklin FTSE South Korea ETF (“FTSE South Korea ETF”), Franklin FTSE Switzerland ETF (“FTSE Switzerland ETF”), Franklin FTSE Taiwan ETF (“FTSE Taiwan ETF”) and Franklin FTSE United Kingdom ETF (“FTSE United Kingdom ETF”) (each a “Fund”, collectively referenced as “Funds”) are separate non-diversified investment series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
On May 21, 2025, the Funds’ Board of Trustees (the “Board”), on behalf of Franklin FTSE Hong Kong ETF approved a proposal to liquidate the Fund. The Fund liquidated on July 8, 2025.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
Each of the Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Board.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin Templeton ETF Trust 2025 Quarterly Report

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
FTSE Asia ex Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$1,150,419	$1,403	—	$1,151,822
Information Technology	10,751,693	13,175	—	10,764,868
Real Estate	762,449	—	$0 *	762,449
Other Common Stocks	22,760,122	—	—	22,760,122
Preferred Stocks:
Consumer Discretionary	31,963	394	—	32,357
Other Preferred Stocks	194,342	—	—	194,342
Rights	—	388	—	388
Total Long-Term Investments	35,650,988	15,360	0 *	35,666,348
Short-Term Investments†	480	—	—	480
Total Investments	$35,651,468	$15,360	$0 *	$35,666,828

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
FTSE Australia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$75,429,908	—	—	$75,429,908
Short-Term Investments†	7,066	—	—	7,066
Total Investments	$75,436,974	—	—	$75,436,974
Other Financial Instruments:
Futures Contracts††	$1,512	—	—	$1,512
Total	$75,438,486	—	—	$75,438,486

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Brazil ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$184,181,464	—	—	$184,181,464
Preferred Stocks	70,839,219	—	—	70,839,219
Rights	4,854	—	—	4,854
Total Long-Term Investments	255,025,537	—	—	255,025,537
Short-Term Investments†	15,702	—	—	15,702
Total Investments	$255,041,239	—	—	$255,041,239

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$24,181	—	—	$24,181
Total	$255,065,420	—	—	$255,065,420

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Canada ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$570,604,028	—	—	$570,604,028
Warrants	—	—	$0 *	0*
Total Long-Term Investments	570,604,028	—	0 *	570,604,028
Short-Term Investments†:
Time Deposits	—	$729,528	—	729,528
Money Market Funds	15,011	—	—	15,011
Total Short-Term Investments	15,011	729,528	—	744,539
Total Investments	$570,619,039	$729,528	$0 *	$571,348,567
Other Financial Instruments:
Futures Contracts††	$3,278	—	—	$3,278
Total	$570,622,317	$729,528	$0 *	$571,351,845

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE China ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$23,949,766	$214,703	—	$24,164,469
Real Estate	4,198,443	—	$0 *	4,198,443
Other Common Stocks	247,357,853	—	—	247,357,853
Total Long-Term Investments	275,506,062	214,703	0 *	275,720,765
Short-Term Investments†:
Money Market Funds	362,210	—	—	362,210
Investments from Cash Collateral Received for Loaned Securities	66,800	—	—	66,800
Total Short-Term Investments	429,010	—	—	429,010
Total Investments	$275,935,072	$214,703	$0 *	$276,149,775

Franklin Templeton ETF Trust 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$295	—	—	$295

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Europe ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$15,849,453	—	$0 *	$15,849,453
Materials	6,295,796	—	0 *	6,295,796
Other Common Stocks	94,296,248	—	—	94,296,248
Preferred Stocks	416,011	—	—	416,011
Total Long-Term Investments	116,857,508	—	0 *	116,857,508
Short-Term Investments†	18,348	—	—	18,348
Total Investments	$116,875,856	—	$0 *	$116,875,856
Other Financial Instruments:
Futures Contracts††	$5,713	—	—	$5,713
Total	$116,881,569	—	$0 *	$116,881,569

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Eurozone ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$3,848,933	—	$0 *	$3,848,933
Materials	2,339,338	—	0 *	2,339,338
Other Common Stocks	53,178,180	—	—	53,178,180
Preferred Stocks	403,085	—	—	403,085
Total Long-Term Investments	59,769,536	—	0 *	59,769,536
Short-Term Investments†	5,075	—	—	5,075
Total Investments	$59,774,611	—	$0 *	$59,774,611

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
FTSE Germany ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$54,076,700	—	—	$54,076,700
Preferred Stocks	1,316,297	—	—	1,316,297
Total Long-Term Investments	55,392,997	—	—	55,392,997
Short-Term Investments†	99	—	—	99
Total Investments	$55,393,096	—	—	$55,393,096
Other Financial Instruments:
Futures Contracts††	$889	—	—	$889
Total	$55,393,985	—	—	$55,393,985

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE India ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$167,020,132	$568,985	—	$167,589,117
Other Common Stocks	2,748,092,593	—	—	2,748,092,593
Preferred Stocks	—	142,161	—	142,161
Total Long-Term Investments	2,915,112,725	711,146	—	2,915,823,871
Short-Term Investments†	5,350,245	—	—	5,350,245
Total Investments	$2,920,462,970	$711,146	—	$2,921,174,116
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$171,998	—	—	$171,998

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,533,814,227	—	—	$2,533,814,227

Franklin Templeton ETF Trust 2025 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	$7,833,950	—	—	$7,833,950
Money Market Funds	440,595	—	—	440,595
Total Short-Term Investments	8,274,545	—	—	8,274,545
Total Investments	$2,542,088,772	—	—	$2,542,088,772
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,400	—	—	$3,400

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan Hedged ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$106,747,876	—	—	$106,747,876
Short-Term Investments†	364,161	—	—	364,161
Total Investments	$107,112,037	—	—	$107,112,037
Other Financial Instruments:
Futures Contracts††	$4,379	—	—	$4,379
Forward Foreign Currency Contracts††	—	$1,016,027	—	1,016,027
Total Other Financial Instruments	$4,379	$1,016,027	—	$1,020,406
Total	$107,116,416	$1,016,027	—	$108,132,443
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$102,484	—	$102,484

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
FTSE Latin America ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$36,741,553	—	—	$36,741,553
Preferred Stocks	8,452,306	—	—	8,452,306
Rights	465	—	—	465
Total Long-Term Investments	45,194,324	—	—	45,194,324
Short-Term Investments†	62,372	—	—	62,372
Total Investments	$45,256,696	—	—	$45,256,696
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$978	—	—	$978

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Mexico ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$67,505,303	—	—	$67,505,303
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	161,340	—	—	161,340
Money Market Funds	6,256	—	—	6,256
Total Short-Term Investments	167,596	—	—	167,596
Total Investments	$67,672,899	—	—	$67,672,899
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,408	—	—	$1,408

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Saudi Arabia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$20,279,017	—	—	$20,279,017

Franklin Templeton ETF Trust 2025 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$248	—	—	$248
Total Investments	$20,279,265	—	—	$20,279,265

†	See Schedules of Investments for additional detailed categorizations.
FTSE South Korea ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$229,110,618	—	—	$229,110,618
Preferred Stocks	8,321,929	—	—	8,321,929
Total Long-Term Investments	237,432,547	—	—	237,432,547
Short-Term Investments†	9,844	—	—	9,844
Total Investments	$237,442,391	—	—	$237,442,391
Other Financial Instruments:
Futures Contracts††	$27,991	—	—	$27,991
Total	$237,470,382	—	—	$237,470,382

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Switzerland ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$61,592,293	—	—	$61,592,293
Short-Term Investments†	4,820	—	—	4,820
Total Investments	$61,597,113	—	—	$61,597,113
Other Financial Instruments:
Futures Contracts††	$13,940	—	—	$13,940
Total	$61,611,053	—	—	$61,611,053

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Taiwan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$592,280,207	—	—	$592,280,207
Rights	—	$54,852	—	54,852
Total Long-Term Investments	592,280,207	54,852	—	592,335,059
Short-Term Investments†	9,867	—	—	9,867
Total Investments	$592,290,074	$54,852	—	$592,344,926

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
FTSE United Kingdom ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$138,738,099	—	$0 *	$138,738,099
Materials	71,358,955	—	0 *	71,358,955
Other Common Stocks	780,581,891	—	—	780,581,891
Total Long-Term Investments	990,678,945	—	0 *	990,678,945
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	1,746,560	—	—	1,746,560
Money Market Funds	36,459	—	—	36,459
Total Short-Term Investments	1,783,019	—	—	1,783,019
Total Investments	$992,461,964	—	$0 *	$992,461,964
Other Financial Instruments:
Futures Contracts††	$37,932	—	—	$37,932
Total	$992,499,896	—	$0 *	$992,499,896

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the period ended December 31, 2025. The following transactions were effected in such companies for the period ended December 31, 2025.

FTSE Asia ex Japan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$39	$984,307	984,307	$983,866	983,866	—	$1,289	—	$480
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	2,864,824	2,864,824	2,864,824	2,864,824	—	—	—	—
	$39	$3,849,131		$3,848,690		—	$1,289	—	$480

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Australia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$40,578	$2,330,308	2,330,308	$2,363,820	2,363,820	—	$1,266	—	$7,066
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	171,600	171,600	171,600	171,600	—	—	—	—
	$40,578	$2,501,908		$2,535,420		—	$1,266	—	$7,066

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

FTSE Brazil ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$48,735	$35,599,451	35,599,451	$35,632,484	35,632,484	—	$11,999	—	$15,702

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Canada ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$78,873	$11,367,382	11,367,382	$11,431,244	11,431,244	—	$8,328	—	$15,011

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE China ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$22,311	$23,801,931	23,801,931	$23,462,032	23,462,032	—	$10,385	—	$362,210
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	29,700	3,051,409	3,051,409	3,014,309	3,014,309	—	2,809	—	66,800
	$52,011	$26,853,340		$26,476,341		—	$13,194	—	$429,010

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Europe ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$46,800	$3,527,222	3,527,222	$3,555,674	3,555,674	—	$2,514	—	$18,348

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Eurozone ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,925	$1,261,772	1,261,772	$1,258,622	1,258,622	—	$805	—	$5,075

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Germany ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$1,193,276	1,193,276	$1,193,177	1,193,177	—	$572	—	$99

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

FTSE India ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$14,580,819	$238,541,358	238,541,358	$247,771,932	247,771,932	—	$215,440	—	$5,350,245

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Japan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,489,374	$59,032,181	59,032,181	$52,687,605	52,687,605	—	$1,829	—	$7,833,950
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	144,665	123,611,515	123,611,515	123,315,585	123,315,585	—	77,352	—	440,595
	$1,634,039	$182,643,696		$176,003,190		—	$79,181	—	$8,274,545

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Japan Hedged ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$438,852	$9,464,232	9,464,232	$9,538,923	9,538,923	—	$13,231	—	$364,161

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Latin America ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$18,048	$1,821,534	1,821,534	$1,777,210	1,777,210	—	$825	—	$62,372
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	34,414	486,381	486,381	520,795	520,795	—	540	—	—
	$52,462	$2,307,915		$2,298,005		—	$1,365	—	$62,372

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

FTSE Mexico ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income/Securities Lending Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$175,005	$7,903,270	7,903,270	$7,916,935	7,916,935	—	$2,778	—	$161,340
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	1	2,385,571	2,385,571	2,379,316	2,379,316	—	1,241	—	6,256
	$175,006	$10,288,841		$10,296,251		—	$4,019	—	$167,596

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Saudi Arabia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1	$1,664,716	1,664,716	$1,664,469	1,664,469	—	$687	—	$248

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE South Korea ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$37	$25,626,331	25,626,331	$25,616,524	25,616,524	—	$2,228	—	$9,844

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Switzerland ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$2,258	$1,195,686	1,195,686	$1,193,124	1,193,124	—	$471	—	$4,820

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Taiwan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$224,256	$21,829,031	21,829,031	$22,043,420	22,043,420	—	$26,406	—	$9,867

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

FTSE United Kingdom ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$—	$13,658,415	13,658,415	$11,911,855	11,911,855	—	$2,394	—	$1,746,560
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	489,625	31,551,358	31,551,358	32,004,524	32,004,524	—	15,338	—	36,459
	$489,625	$45,209,773		$43,916,379		—	$17,732	—	$1,783,019

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2025 Quarterly Report